UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

EPI-QTLY-1004

1.805771.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.3%
Hayes Lemmerz International, Inc. (a)	126,000	$ 1,619
TRW Automotive Holdings Corp.	945,800	18,415
		20,034
Automobiles - 0.2%
Harley-Davidson, Inc.	140,000	8,543
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc. (a)	120,000	3,654
California Pizza Kitchen, Inc. (a)	689,410	13,161
Mandalay Resort Group	100,000	6,784
McDonald's Corp.	2,100,000	56,742
Outback Steakhouse, Inc.	280,000	10,959
Sonic Corp. (a)	330,000	7,376
		98,676
Household Durables - 0.9%
D.R. Horton, Inc.	120,000	3,713
Furniture Brands International, Inc.	140,000	3,220
Hunter Douglas NV	260,000	11,455
Koninklijke Philips Electronics NV (NY Shares)	120,000	2,784
Leggett & Platt, Inc.	300,000	8,067
Snap-On, Inc.	60,000	1,906
Sony Corp.	320,000	11,094
Whirlpool Corp.	140,000	8,560
		50,799
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	300,000	8,874
Hasbro, Inc.	80,000	1,482
Nautilus Group, Inc.	160,000	3,118
Oakley, Inc.	120,000	1,376
		14,850
Media - 5.3%
ADVO, Inc.	100,000	2,958
Belo Corp. Series A	1,300,000	29,822
Clear Channel Communications, Inc.	379,000	12,700
Comcast Corp.:
Class A (a)	380,000	10,705
Class A (special) (a)	220,000	6,105
Emmis Communications Corp. Class A (a)	396,700	7,636
Fox Entertainment Group, Inc. Class A (a)	920,000	24,969
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	80,000	$ 6,776
Interactive Data Corp. (a)	200,000	3,760
	980,000	16,454
Knight-Ridder, Inc.	40,000	2,577
McGraw-Hill Companies, Inc.	120,000	9,088
Omnicom Group, Inc.	40,000	2,752
Regal Entertainment Group Class A	100,000	1,842
The DIRECTV Group, Inc. (a)	329,286	5,226
The New York Times Co. Class A	200,000	8,124
The Reader's Digest Association, Inc. (non-vtg.)	809,900	11,517
Time Warner, Inc. (a)	3,200,000	52,320
Tribune Co.	500,000	20,875
Viacom, Inc. Class B (non-vtg.)	1,900,000	63,289
Walt Disney Co.	640,000	14,368
		313,863
Multiline Retail - 1.0%
Nordstrom, Inc.	1,400,000	51,982
Target Corp.	200,000	8,916
		60,898
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A	1,600,000	44,800
American Eagle Outfitters, Inc. (a)	1,100,000	36,630
Best Buy Co., Inc.	220,000	10,234
Big 5 Sporting Goods Corp. (a)	340,000	6,511
Blockbuster, Inc. Class A	180,000	1,445
Borders Group, Inc.	840,000	20,076
Home Depot, Inc.	220,000	8,043
Hot Topic, Inc. (a)	299,900	4,528
Kirkland's, Inc. (a)	115,602	890
Office Depot, Inc. (a)	600,000	9,606
Pacific Sunwear of California, Inc. (a)	500,000	9,580
Sherwin-Williams Co.	520,000	21,476
Stage Stores, Inc. (a)	240,000	7,666
Staples, Inc.	220,000	6,310
Toys 'R' Us, Inc. (a)	420,000	6,821
Weight Watchers International, Inc. (a)	220,000	8,589
West Marine, Inc. (a)	200,000	3,618
		206,823
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	780,000	$ 29,695
TOTAL CONSUMER DISCRETIONARY		804,181
CONSUMER STAPLES - 8.5%
Beverages - 0.6%
Coca-Cola Enterprises, Inc.	180,000	3,717
The Coca-Cola Co.	680,000	30,403
		34,120
Food & Staples Retailing - 1.3%
Albertsons, Inc.	1,200,000	29,496
CVS Corp.	560,000	22,400
Longs Drug Stores Corp.	340,000	8,255
Safeway, Inc. (a)	900,000	18,180
		78,331
Food Products - 2.2%
Del Monte Foods Co. (a)	1,300,000	13,715
H.J. Heinz Co.	340,000	12,889
Hershey Foods Corp.	240,000	11,587
John B. Sanfilippo & Son, Inc. (a)	140,000	3,962
Kellogg Co.	240,000	10,075
Kraft Foods, Inc. Class A	620,000	19,394
The J.M. Smucker Co.	160,000	7,357
Unilever NV (NY Shares)	632,200	37,970
Wm. Wrigley Jr. Co.	160,000	9,925
		126,874
Household Products - 2.1%
Clorox Co.	160,000	8,454
Colgate-Palmolive Co.	320,000	17,280
Kimberly-Clark Corp.	1,100,000	73,370
Procter & Gamble Co.	280,000	15,672
Rayovac Corp. (a)	300,000	6,897
		121,673
Personal Products - 1.5%
Avon Products, Inc.	160,000	7,069
Estee Lauder Companies, Inc. Class A	600,000	26,370
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Gillette Co.	1,200,000	$ 51,000
Nu Skin Enterprises, Inc. Class A	160,000	4,131
		88,570
Tobacco - 0.8%
Altria Group, Inc.	1,000,000	48,950
TOTAL CONSUMER STAPLES		498,518
ENERGY - 8.4%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	500,000	19,665
BJ Services Co.	640,000	30,752
ENSCO International, Inc.	340,000	9,914
Nabors Industries Ltd. (a)	260,000	11,466
Schlumberger Ltd. (NY Shares)	480,000	29,664
Varco International, Inc. (a)	620,000	15,054
		116,515
Oil & Gas - 6.4%
Apache Corp.	160,000	7,150
BP PLC sponsored ADR	1,100,000	59,070
ChevronTexaco Corp.	740,000	72,150
ConocoPhillips	180,000	13,397
Exxon Mobil Corp.	4,800,000	221,280
Teekay Shipping Corp.	140,000	4,907
		377,954
TOTAL ENERGY		494,469
FINANCIALS - 26.5%
Capital Markets - 4.6%
Bank of New York Co., Inc.	580,000	17,284
Charles Schwab Corp.	1,200,000	11,340
Federated Investors, Inc. Class B (non-vtg.)	240,000	6,924
Goldman Sachs Group, Inc.	160,000	14,344
Janus Capital Group, Inc.	2,800,000	38,472
LaBranche & Co., Inc.	400,000	3,280
Lehman Brothers Holdings, Inc.	400,000	29,556
Merrill Lynch & Co., Inc.	1,100,000	56,177
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	1,400,000	$ 71,022
State Street Corp.	540,000	24,376
		272,775
Commercial Banks - 5.7%
Bank of America Corp.	3,600,000	161,928
U.S. Bancorp, Delaware	900,000	26,550
Wachovia Corp.	1,300,000	60,983
Wells Fargo & Co.	1,500,000	88,125
		337,586
Consumer Finance - 0.5%
American Express Co.	540,000	27,011
Diversified Financial Services - 5.7%
Citigroup, Inc.	5,000,000	232,899
J.P. Morgan Chase & Co.	2,580,000	102,116
		335,015
Insurance - 7.8%
ACE Ltd.	640,000	24,672
AFLAC, Inc.	280,000	11,228
Allstate Corp.	1,200,000	56,652
American International Group, Inc.	2,320,000	165,277
Aon Corp.	400,000	10,380
Hartford Financial Services Group, Inc.	380,000	23,241
Marsh & McLennan Companies, Inc.	1,000,000	44,690
MBIA, Inc.	80,000	4,582
PartnerRe Ltd.	480,000	24,638
Progressive Corp.	140,000	11,242
SAFECO Corp.	160,000	7,707
Scottish Re Group Ltd.	160,000	3,398
St. Paul Travelers Companies, Inc.	1,100,000	38,159
The Chubb Corp.	520,000	35,365
		461,231
Real Estate - 0.4%
Apartment Investment & Management Co. Class A	300,000	10,650
Duke Realty Corp.	280,000	9,520
		20,170
Thrifts & Mortgage Finance - 1.8%
Fannie Mae	1,000,000	74,450
Freddie Mac	220,000	14,766
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	380,000	$ 8,113
Washington Mutual, Inc.	260,000	10,096
		107,425
TOTAL FINANCIALS		1,561,213
HEALTH CARE - 7.6%
Biotechnology - 0.2%
Charles River Laboratories International, Inc. (a)	200,000	8,710
Health Care Equipment & Supplies - 2.5%
Bausch & Lomb, Inc.	280,000	18,466
Baxter International, Inc.	500,000	15,270
Becton, Dickinson & Co.	620,000	29,834
Bio-Rad Laboratories, Inc. Class A (a)	80,000	4,027
Boston Scientific Corp. (a)	120,000	4,288
C.R. Bard, Inc.	320,000	17,952
Dade Behring Holdings, Inc. (a)	260,000	13,668
Datascope Corp.	100,000	3,608
Fisher Scientific International, Inc. (a)	200,000	11,394
Haemonetics Corp. (a)	240,000	7,589
Mentor Corp.	200,000	7,036
Sola International, Inc. (a)	200,000	3,860
VISX, Inc. (a)	200,000	4,056
Wilson Greatbatch Technologies, Inc. (a)	440,000	7,207
		148,255
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	60,000	3,246
Cardinal Health, Inc.	80,000	3,616
Caremark Rx, Inc. (a)	160,000	4,592
ICON PLC sponsored ADR (a)	100,000	3,594
Lincare Holdings, Inc. (a)	80,000	2,571
Medco Health Solutions, Inc. (a)	144,720	4,520
Pharmaceutical Product Development, Inc. (a)	80,000	2,716
Quest Diagnostics, Inc.	120,000	10,272
UnitedHealth Group, Inc.	220,000	14,549
		49,676
Pharmaceuticals - 4.1%
Abbott Laboratories	280,000	11,673
Bristol-Myers Squibb Co.	1,300,000	30,849
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	120,000	$ 5,502
Johnson & Johnson	460,000	26,726
King Pharmaceuticals, Inc. (a)	400,000	4,984
Merck & Co., Inc.	1,700,000	76,449
Mylan Laboratories, Inc.	300,000	5,226
Novartis AG sponsored ADR	580,000	26,941
Pfizer, Inc.	720,000	23,522
Schering-Plough Corp.	360,000	6,646
Wyeth	620,000	22,673
		241,191
TOTAL HEALTH CARE		447,832
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.6%
EADS NV	1,100,000	28,772
Goodrich Corp.	400,000	12,704
Honeywell International, Inc.	620,000	22,308
Lockheed Martin Corp.	1,200,000	64,536
Northrop Grumman Corp.	300,000	15,495
Precision Castparts Corp.	100,000	5,509
The Boeing Co.	900,000	46,998
United Technologies Corp.	140,000	13,147
		209,469
Air Freight & Logistics - 0.2%
CNF, Inc.	78,800	3,232
United Parcel Service, Inc. Class B	100,000	7,305
		10,537
Commercial Services & Supplies - 0.9%
Cintas Corp.	80,000	3,281
Equifax, Inc.	220,000	5,368
H&R Block, Inc.	100,000	4,826
Imagistics International, Inc. (a)	100,000	3,245
Pitney Bowes, Inc.	160,000	6,970
Republic Services, Inc.	280,000	7,826
Waste Management, Inc.	240,000	6,670
Watson Wyatt & Co. Holdings Class A	560,000	14,112
		52,298
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.2%
Fluor Corp.	280,000	$ 11,970
Granite Construction, Inc.	83,000	1,892
		13,862
Electrical Equipment - 0.2%
A.O. Smith Corp.	300,000	7,326
Hubbell, Inc. Class B	40,000	1,726
		9,052
Industrial Conglomerates - 2.8%
3M Co.	260,000	21,414
General Electric Co.	2,700,000	88,533
Tyco International Ltd.	1,800,000	56,376
		166,323
Machinery - 1.9%
AGCO Corp. (a)	640,000	12,794
Caterpillar, Inc.	240,000	17,448
Crane Co.	220,000	5,940
Eaton Corp.	200,000	12,070
Illinois Tool Works, Inc.	80,000	7,303
Ingersoll-Rand Co. Ltd. Class A	320,000	20,803
Kennametal, Inc.	240,000	9,814
Pentair, Inc.	220,000	7,313
SPX Corp.	400,000	14,596
Timken Co.	280,000	6,510
		114,591
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	700,000	25,060
Swift Transportation Co., Inc. (a)	180,000	3,272
Union Pacific Corp.	280,000	15,991
		44,323
Trading Companies & Distributors - 0.9%
W.W. Grainger, Inc.	1,000,000	53,410
TOTAL INDUSTRIALS		673,865
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 1.0%
Aspect Communications Corp. (a)	200,000	1,712
Foundry Networks, Inc. (a)	200,000	1,824
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	1,700,000	$ 27,455
Nokia Corp. sponsored ADR	1,700,000	20,196
QLogic Corp. (a)	320,000	8,355
SeaChange International, Inc. (a)	120,000	1,834
		61,376
Computers & Peripherals - 3.0%
Electronics for Imaging, Inc. (a)	200,000	3,976
Hewlett-Packard Co.	3,200,050	57,249
International Business Machines Corp.	800,000	67,752
NCR Corp. (a)	320,000	14,134
Seagate Technology	260,000	2,842
Storage Technology Corp. (a)	1,020,000	24,735
Western Digital Corp. (a)	600,000	4,476
		175,164
Electronic Equipment & Instruments - 0.7%
Benchmark Electronics, Inc. (a)	100,000	2,876
Celestica, Inc. (sub. vtg.) (a)	220,000	3,154
Flextronics International Ltd. (a)	900,000	11,169
Kyocera Corp.	160,000	11,746
Planar Systems, Inc. (a)	500,000	5,680
Tech Data Corp. (a)	120,000	4,519
		39,144
Internet Software & Services - 0.2%
iPass, Inc.	700,000	4,375
WebEx Communications, Inc. (a)	380,000	7,372
		11,747
IT Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	60,000	3,260
Ceridian Corp. (a)	1,500,000	27,735
Computer Sciences Corp. (a)	280,000	12,978
DST Systems, Inc. (a)	80,000	3,619
Electronic Data Systems Corp.	460,000	8,841
First Data Corp.	94,900	4,010
ManTech International Corp. Class A (a)	300,000	4,806
SunGard Data Systems, Inc. (a)	340,000	7,820
Titan Corp. (a)	440,000	5,826
		78,895
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Canon, Inc. ADR	240,000	$ 11,513
Xerox Corp. (a)	600,000	8,058
		19,571
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc. (a)	1,800,000	28,602
Cabot Microelectronics Corp. (a)	460,000	15,359
Cymer, Inc. (a)	240,000	6,413
DSP Group, Inc. (a)	200,000	3,802
Fairchild Semiconductor International, Inc. (a)	900,000	11,097
Freescale Semiconductor, Inc. Class A	1,300,000	18,070
Intel Corp.	200,000	4,258
Intersil Corp. Class A	240,000	4,183
Kulicke & Soffa Industries, Inc. (a)	1,000,000	5,480
National Semiconductor Corp. (a)	1,800,000	23,994
Photronics, Inc. (a)	200,000	2,870
Teradyne, Inc. (a)	192,900	2,483
Texas Instruments, Inc.	240,000	4,690
Varian Semiconductor Equipment Associates, Inc. (a)	72,100	2,019
		133,320
Software - 2.6%
BEA Systems, Inc. (a)	700,000	4,620
Business Objects SA sponsored ADR (a)	100,000	1,858
Fair, Isaac & Co., Inc.	220,000	5,925
Intuit, Inc. (a)	80,000	3,383
Macrovision Corp. (a)	240,000	5,676
Microsoft Corp.	3,800,000	103,740
Oracle Corp. (a)	500,000	4,985
PeopleSoft, Inc. (a)	280,000	4,872
Quest Software, Inc. (a)	420,000	4,250
SERENA Software, Inc. (a)	140,000	2,191
Take-Two Interactive Software, Inc. (a)	80,000	2,620
THQ, Inc. (a)	200,000	3,798
Verity, Inc. (a)	240,000	2,748
		150,666
TOTAL INFORMATION TECHNOLOGY		669,883
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.5%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	80,000	$ 4,190
Airgas, Inc.	200,000	4,450
Cytec Industries, Inc.	100,000	4,824
FMC Corp. (a)	320,000	14,794
International Flavors & Fragrances, Inc.	700,000	26,971
Monsanto Co.	140,000	5,124
PPG Industries, Inc.	225,700	13,490
Praxair, Inc.	600,000	24,348
Sensient Technologies Corp.	1,100	23
		98,214
Containers & Packaging - 0.2%
Ball Corp.	81,498	3,043
Smurfit-Stone Container Corp. (a)	200,000	3,548
Temple-Inland, Inc.	60,000	4,097
		10,688
Metals & Mining - 0.9%
Alcoa, Inc.	820,000	26,552
Newmont Mining Corp.	300,000	13,317
Phelps Dodge Corp.	160,000	13,050
		52,919
Paper & Forest Products - 0.8%
International Paper Co.	440,000	17,609
MeadWestvaco Corp.	260,000	7,839
Weyerhaeuser Co.	320,000	20,003
		45,451
TOTAL MATERIALS		207,272
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 4.9%
BellSouth Corp.	4,700,000	125,772
CenturyTel, Inc.	280,000	9,013
SBC Communications, Inc.	2,800,000	72,212
Verizon Communications, Inc.	2,000,000	78,500
		285,497
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. (a)	900,000	$ 13,158
TOTAL TELECOMMUNICATION SERVICES		298,655
UTILITIES - 1.0%
Electric Utilities - 0.8%
Cinergy Corp.	180,000	7,286
Consolidated Edison, Inc.	140,000	5,908
FirstEnergy Corp.	360,000	14,486
NSTAR	160,000	7,808
Wisconsin Energy Corp.	380,000	12,445
		47,933
Gas Utilities - 0.1%
KeySpan Corp.	220,000	8,382
Multi-Utilities & Unregulated Power - 0.1%
Energy East Corp.	160,000	3,899
TOTAL UTILITIES		60,214
TOTAL COMMON STOCKS (Cost $4,933,667)		5,716,102
Convertible Preferred Stocks - 0.6%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	0
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc. 7.00%	500,000	26,005
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Dominion Resources, Inc. 8.75%	180,000	9,548
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,197)		35,553
Money Market Funds - 2.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.53% (b)	118,594,987	$ 118,595
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	23,030,800	23,031
TOTAL MONEY MARKET FUNDS (Cost $141,626)		141,626
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,110,490)		5,893,281
NET OTHER ASSETS - (0.1)%		(7,325)
NET ASSETS - 100%		$ 5,885,956
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $5,116,878,000. Net unrealized appreciation aggregated $776,403,000, of which $1,025,319,000 related to appreciated investment securities and $248,916,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

MC-QTLY-1004

1.805741.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.9%
Hotels, Restaurants & Leisure - 6.9%
GTECH Holdings Corp.	727,400	$ 17,094
Royal Caribbean Cruises Ltd.	6,513,300	268,999
Wendy's International, Inc.	3,245,500	111,548
Wynn Resorts Ltd. (a)	2,920,154	112,718
		510,359
Household Durables - 5.2%
Harman International Industries, Inc. (d)	3,924,500	379,460
Media - 6.0%
Cablevision Systems Corp. - NY Group Class A (a)	2,597,800	48,111
Lamar Advertising Co. Class A (a)	1,921,200	83,937
NTL, Inc. (a)	3,210,724	174,374
Omnicom Group, Inc.	1,327,100	91,318
Salem Communications Corp. Class A (a)(d)	1,085,439	28,873
The DIRECTV Group, Inc. (a)	713,229	11,319
		437,932
Specialty Retail - 0.9%
Linens 'N Things, Inc. (a)	405,500	10,170
Ross Stores, Inc.	1,076,500	22,768
Sports Authority, Inc. (a)	992,600	21,073
Tiffany & Co., Inc.	414,200	12,819
		66,830
Textiles Apparel & Luxury Goods - 0.9%
Polo Ralph Lauren Corp. Class A	1,787,200	65,286
TOTAL CONSUMER DISCRETIONARY		1,459,867
CONSUMER STAPLES - 5.5%
Beverages - 1.7%
Adolph Coors Co. Class B (d)	1,818,000	124,515
Food & Staples Retailing - 2.7%
Safeway, Inc. (a)	9,814,600	198,255
Food Products - 1.1%
Archer-Daniels-Midland Co.	4,843,400	77,349
Del Monte Foods Co. (a)	485,100	5,118
		82,467
TOTAL CONSUMER STAPLES		405,237
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.8%
Energy Equipment & Services - 6.7%
Baker Hughes, Inc.	408,300	$ 16,058
BJ Services Co.	292,100	14,035
Grant Prideco, Inc. (a)	3,793,207	69,302
National-Oilwell, Inc. (a)	2,694,562	80,567
Noble Corp. (a)	2,810,200	113,026
Transocean, Inc. (a)	1,625,200	49,894
Varco International, Inc. (a)	3,477,000	84,422
Weatherford International Ltd. (a)	1,398,302	64,797
		492,101
Oil & Gas - 0.1%
Tsakos Energy Navigation Ltd.	280,900	7,640
TOTAL ENERGY		499,741
FINANCIALS - 4.0%
Capital Markets - 0.9%
Janus Capital Group, Inc.	4,874,500	66,976
Consumer Finance - 0.5%
First Marblehead Corp.	801,000	33,137
Diversified Financial Services - 1.3%
Archipelago Holdings, Inc.	1,882,400	28,048
CapitalSource, Inc.	2,357,400	48,067
CIT Group, Inc.	504,600	18,034
		94,149
Insurance - 0.9%
AMBAC Financial Group, Inc.	900,700	68,003
Real Estate - 0.4%
Capital Automotive (SBI)	437,702	13,512
Equity Residential (SBI)	545,200	17,659
		31,171
TOTAL FINANCIALS		293,436
HEALTH CARE - 13.5%
Biotechnology - 0.5%
Millennium Pharmaceuticals, Inc. (a)	2,490,800	29,616
Momenta Pharmaceuticals, Inc.	822,100	6,371
		35,987
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 8.5%
Baxter International, Inc.	5,169,700	$ 157,883
Cytyc Corp. (a)	4,669,100	111,872
Edwards Lifesciences Corp. (a)	1,978,300	69,854
Fisher Scientific International, Inc. (a)	3,894,068	221,845
ResMed, Inc. (a)	306,300	14,632
St. Jude Medical, Inc. (a)	378,800	25,474
Wright Medical Group, Inc. (a)	853,160	23,035
		624,595
Health Care Providers & Services - 3.7%
HealthSouth Corp. (a)(d)	27,014,300	146,958
Medco Health Solutions, Inc. (a)	1,838,500	57,416
Omnicare, Inc.	2,337,300	67,641
		272,015
Pharmaceuticals - 0.8%
Barr Pharmaceuticals, Inc. (a)	1,605,249	63,038
TOTAL HEALTH CARE		995,635
INDUSTRIALS - 18.3%
Aerospace & Defense - 2.7%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	7,487,600	198,796
Air Freight & Logistics - 1.7%
CNF, Inc. (d)	3,101,114	127,208
Airlines - 3.0%
Ryanair Holdings PLC sponsored ADR (a)	3,100,800	96,280
Southwest Airlines Co.	3,381,600	50,115
WestJet Airlines Ltd. (a)(d)	7,254,700	73,384
		219,779
Commercial Services & Supplies - 9.6%
Aramark Corp. Class B	3,732,900	94,480
Career Education Corp. (a)(d)	5,808,500	179,134
Cendant Corp.	10,837,000	234,404
R.R. Donnelley & Sons Co.	4,936,447	151,697
Universal Technical Institute, Inc. (d)	1,750,400	47,926
		707,641
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.9%
Fluor Corp.	1,399,900	$ 59,846
Granite Construction, Inc.	135,200	3,083
		62,929
Machinery - 0.4%
Pentair, Inc.	924,000	30,714
TOTAL INDUSTRIALS		1,347,067
INFORMATION TECHNOLOGY - 4.6%
Communications Equipment - 0.8%
Research in Motion Ltd. (a)	984,200	59,321
Electronic Equipment & Instruments - 1.5%
Symbol Technologies, Inc.	8,802,900	113,557
Internet Software & Services - 0.8%
CNET Networks, Inc. (a)	6,994,270	56,863
Sina Corp. (a)	28,100	585
		57,448
IT Services - 1.1%
BearingPoint, Inc. (a)	9,655,358	77,919
Software - 0.4%
NAVTEQ Corp.	867,000	28,507
TOTAL INFORMATION TECHNOLOGY		336,752
MATERIALS - 10.0%
Chemicals - 3.6%
Agrium, Inc.	1,589,300	24,853
Lyondell Chemical Co.	6,487,500	127,739
Monsanto Co.	1,516,000	55,486
Olin Corp.	1,755,100	29,644
Potash Corp. of Saskatchewan	440,500	24,598
		262,320
Containers & Packaging - 1.0%
Pactiv Corp. (a)	3,146,300	74,410
Metals & Mining - 5.4%
Alcan, Inc.	1,657,500	72,128
Freeport-McMoRan Copper & Gold, Inc. Class B	2,446,700	92,069
Newmont Mining Corp.	1,950,100	86,565
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	232,700	$ 18,218
Peabody Energy Corp.	2,374,600	126,614
		395,594
TOTAL MATERIALS		732,324
TELECOMMUNICATION SERVICES - 12.7%
Diversified Telecommunication Services - 3.1%
Citizens Communications Co. (d)	17,856,430	225,527
Wireless Telecommunication Services - 9.6%
American Tower Corp. Class A (a)	8,097,210	120,567
Nextel Communications, Inc. Class A (a)	19,450,800	451,065
SpectraSite, Inc. (a)(d)	2,992,100	134,465
		706,097
TOTAL TELECOMMUNICATION SERVICES		931,624
TOTAL COMMON STOCKS (Cost $6,264,046)		7,001,683
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 1.53% (b)	297,945,127	297,945
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	57,209,525	57,210
TOTAL MONEY MARKET FUNDS (Cost $355,155)		355,155
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,619,201)		7,356,838
NET OTHER ASSETS - (0.1)%		(9,699)
NET ASSETS - 100%		$ 7,347,139
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adolph Coors Co. Class B	$ -	$ 128,543	$ -	$ 415	$ 124,515
Alaska Air Group, Inc.	71,906	2,921	58,313	-	-
Aramark Corp. Class B	141,899	1,903	42,648	621	-
At Road, Inc.	45,351	13,385	38,061	-	-
Atlantic Coast Airlines Holdings, Inc.	49,548	-	24,522	-	-
Career Education Corp.	-	330,689	55,927	-	179,134
Citizens Communications Co.	184,859	36,499	21,739	36,705	225,527
CNF, Inc.	62,327	54,601	14,913	1,000	127,208
Dick's Sporting Goods, Inc.	44,987	8,885	56,810	-	-
Harman International Industries, Inc.	249,170	20,178	-	144	379,460
HealthSouth Corp.	112,293	1,138	-	-	146,958
Reebok International Ltd.	127,460	15,502	131,347	368	-
Salem Communications Corp. Class A	16,881	11,838	-	-	28,873
SpectraSite, Inc.	-	111,243	-	-	134,465
Tsakos Energy Navigation Ltd.	19,096	-	25,431	512	-
Universal Technical Institute, Inc.	-	64,843	-	-	47,926
WestJet Airlines Ltd.	21,818	74,692	-	-	73,384
Total	$ 1,147,595	$ 876,860	$ 469,711	$ 39,765	$ 1,467,450
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $6,642,400,000. Net unrealized appreciation aggregated $714,438,000, of which $1,044,260,000 related to appreciated investment securities and $329,822,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

AGAI-QTLY-1004

1.805763.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.7%
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	192,000	$ 8,792
Media - 17.1%
E.W. Scripps Co. Class A	373,400	38,203
EchoStar Communications Corp. Class A (a)	4,452,055	136,449
News Corp. Ltd. ADR	583,700	18,241
Omnicom Group, Inc.	1,583,400	108,954
Washington Post Co. Class B	100	87
		301,934
Multiline Retail - 2.6%
Kohl's Corp. (a)	919,300	45,487
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	262,700	10,001
TOTAL CONSUMER DISCRETIONARY		366,214
CONSUMER STAPLES - 14.9%
Beverages - 0.9%
The Coca-Cola Co.	361,300	16,154
Food & Staples Retailing - 5.9%
Costco Wholesale Corp.	521,400	21,466
Wal-Mart Stores, Inc.	1,147,200	60,423
Walgreen Co.	603,600	22,001
		103,890
Food Products - 1.2%
McCormick & Co., Inc. (non-vtg.)	497,200	16,681
Unilever PLC sponsored ADR	116,100	4,045
		20,726
Household Products - 2.7%
Colgate-Palmolive Co.	298,800	16,135
Kimberly-Clark Corp.	481,500	32,116
		48,251
Personal Products - 3.1%
Gillette Co.	1,283,800	54,562
Tobacco - 1.1%
Altria Group, Inc.	397,000	19,433
TOTAL CONSUMER STAPLES		263,016
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 4.1%
Oil & Gas - 4.1%
BP PLC sponsored ADR	406,900	$ 21,851
Exxon Mobil Corp.	1,104,006	50,895
		72,746
FINANCIALS - 20.9%
Capital Markets - 10.7%
Goldman Sachs Group, Inc.	466,100	41,786
Merrill Lynch & Co., Inc.	1,163,700	59,430
Morgan Stanley	1,723,000	87,408
		188,624
Commercial Banks - 4.9%
Wells Fargo & Co.	1,476,600	86,750
Consumer Finance - 0.8%
American Express Co.	302,900	15,151
Insurance - 4.5%
Allstate Corp.	371,400	17,534
American International Group, Inc.	566,130	40,331
PartnerRe Ltd.	166,600	8,552
St. Paul Travelers Companies, Inc.	383,073	13,289
		79,706
TOTAL FINANCIALS		370,231
HEALTH CARE - 3.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	267,600	15,866
Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	182,600	13,666
Medtronic, Inc.	123,500	6,144
		19,810
Pharmaceuticals - 1.7%
Allergan, Inc.	144,700	10,802
Pfizer, Inc.	567,450	18,539
		29,341
TOTAL HEALTH CARE		65,017
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 5.0%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	175,300	$ 9,428
Northrop Grumman Corp.	249,400	12,882
		22,310
Airlines - 0.7%
Continental Airlines, Inc. Class B (a)	893,700	8,624
Southwest Airlines Co.	270,900	4,015
		12,639
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	133,300	8,285
Industrial Conglomerates - 2.0%
General Electric Co.	1,058,900	34,721
Road & Rail - 0.5%
Union Pacific Corp.	171,400	9,789
TOTAL INDUSTRIALS		87,744
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	1,418,300	26,607
Foundry Networks, Inc. (a)	400	4
		26,611
Computers & Peripherals - 0.6%
Diebold, Inc.	230,900	11,289
IT Services - 0.6%
Paychex, Inc.	344,200	10,212
Software - 3.5%
Microsoft Corp.	2,258,600	61,660
TOTAL INFORMATION TECHNOLOGY		109,772
MATERIALS - 2.7%
Containers & Packaging - 2.7%
Packaging Corp. of America	228,500	5,233
Smurfit-Stone Container Corp. (a)	2,430,502	43,117
		48,350
TELECOMMUNICATION SERVICES - 11.7%
Diversified Telecommunication Services - 11.7%
BellSouth Corp.	3,437,900	91,998
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	1,131,200	$ 29,174
Verizon Communications, Inc.	2,173,900	85,326
		206,498
UTILITIES - 1.0%
Electric Utilities - 1.0%
Entergy Corp.	286,600	17,282
TOTAL COMMON STOCKS (Cost $1,516,836)		1,606,870
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 1.53% (b)	158,183,498	158,183
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	10,396,500	10,397
TOTAL MONEY MARKET FUNDS (Cost $168,580)		168,580
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,685,416)		1,775,450
NET OTHER ASSETS - (0.4)%		(7,878)
NET ASSETS - 100%		$ 1,767,572
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,687,347,000. Net unrealized appreciation aggregated $88,103,000, of which $178,969,000 related to appreciated investment securities and $90,866,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

ASCF-QTLY-1004

1.805747.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.0%
Amerigon, Inc. (a)	280,200	$ 1,009
Hotels, Restaurants & Leisure - 2.7%
Benihana, Inc. Class A (a)	92,000	1,197
Choice Hotels International, Inc.	27,700	1,437
Ctrip.com International Ltd. ADR	1,100,000	34,705
Monarch Casino & Resort, Inc. (a)	180,000	2,997
Starbucks Coffee Japan Ltd. (a)	52,607	13,782
		54,118
Household Durables - 1.2%
Beazer Homes USA, Inc.	45,000	4,394
Champion Enterprises, Inc. (a)	353,200	3,401
D.R. Horton, Inc.	169,455	5,243
Jarden Corp. (a)	300,000	9,087
Lennar Corp. Class B	57,420	2,437
		24,562
Leisure Equipment & Products - 2.4%
Brunswick Corp.	650,600	25,575
MarineMax, Inc. (a)(d)	1,120,900	21,970
		47,545
Media - 2.7%
ADVO, Inc.	130,400	3,857
Cumulus Media, Inc. Class A (a)	300,000	4,530
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,009,100	9,173
Radio One, Inc.:
Class A (a)	441,000	6,910
Class D (non-vtg.) (a)	982,000	15,319
Salem Communications Corp. Class A (a)	100,000	2,660
Scholastic Corp. (a)	100,000	2,925
Scottish Radio Holdings PLC	5,610	90
Spanish Broadcasting System, Inc. Class A (a)	500,000	4,380
UnitedGlobalCom, Inc. Class A (a)	484,200	3,293
		53,137
Multiline Retail - 0.8%
Neiman Marcus Group, Inc. Class A	300,000	15,960
Specialty Retail - 3.0%
Aaron Rents, Inc.	420,300	8,633
Bakers Footwear Group, Inc. (d)	371,500	3,277
Barbeques Galore Ltd. sponsored ADR	50,000	366
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
bebe Stores, Inc. (a)	450,000	$ 8,177
Big 5 Sporting Goods Corp. (a)	78,000	1,494
Hot Topic, Inc. (a)	300,000	4,530
PETsMART, Inc.	100,000	2,806
SAZABY, Inc.	450,000	11,534
Select Comfort Corp. (a)	200,000	3,176
Steiner Leisure Ltd. (a)	200,000	4,274
Yamada Denki Co. Ltd.	300,000	10,847
		59,114
Textiles Apparel & Luxury Goods - 1.2%
Liz Claiborne, Inc.	620,000	23,603
TOTAL CONSUMER DISCRETIONARY		279,048
CONSUMER STAPLES - 6.6%
Beverages - 0.8%
Robert Mondavi Corp. Class A (a)	399,900	16,440
Food & Staples Retailing - 4.9%
United Natural Foods, Inc. (a)(d)	2,853,566	70,654
Whole Foods Market, Inc.	350,000	27,206
		97,860
Food Products - 0.9%
McCormick & Co., Inc. (non-vtg.)	400,000	13,420
SunOpta, Inc. (a)	485,000	3,162
		16,582
TOTAL CONSUMER STAPLES		130,882
ENERGY - 4.1%
Energy Equipment & Services - 2.2%
BJ Services Co.	260,000	12,493
Global Industries Ltd. (a)	2,300,000	12,305
Maverick Tube Corp. (a)	200,000	5,924
Rowan Companies, Inc. (a)	230,000	5,594
Smith International, Inc. (a)	120,000	6,838
		43,154
Oil & Gas - 1.9%
Petroquest Energy, Inc. (a)	1,000,000	4,450
Premcor, Inc. (a)	100,000	3,353
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp.	736,180	$ 25,803
Tsakos Energy Navigation Ltd.	196,000	5,331
		38,937
TOTAL ENERGY		82,091
FINANCIALS - 6.5%
Capital Markets - 0.2%
E*TRADE Financial Corp. (a)	20,000	236
Investors Financial Services Corp.	2,400	111
Waddell & Reed Financial, Inc. Class A	150,000	3,261
		3,608
Commercial Banks - 2.6%
First Community Bancorp, California	4,100	167
Silicon Valley Bancshares (a)	841,440	31,428
Southwest Bancorp of Texas, Inc.	100,000	2,108
Texas Capital Bancshares, Inc.	200,000	3,386
Texas Regional Bancshares, Inc. Class A	495,000	14,474
		51,563
Insurance - 0.7%
Commerce Group, Inc., Massachusetts	50,000	2,398
Markel Corp. (a)	20,000	5,877
Navigators Group, Inc. (a)	100,000	2,924
Scottish Re Group Ltd.	83,900	1,782
UICI	50,000	1,391
		14,372
Real Estate - 2.5%
Capital Lease Funding, Inc. (d)	2,193,700	22,727
CBL & Associates Properties, Inc.	60,004	3,665
CenterPoint Properties Trust (SBI)	23,640	994
Gables Residential Trust (SBI)	200,000	6,652
Government Properties Trust, Inc.	715,600	6,719
Home Properties of New York, Inc.	3,081	124
LNR Property Corp.	52,600	3,293
Price Legacy Corp.	125,000	2,350
Reckson Associates Realty Corp.	100,000	2,940
		49,464
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.5%
NetBank, Inc.	986,000	$ 10,491
TOTAL FINANCIALS		129,498
HEALTH CARE - 13.6%
Biotechnology - 1.7%
Charles River Laboratories International, Inc. (a)	427,700	18,626
Connetics Corp. (a)	220,000	5,643
Harvard Bioscience, Inc. (a)	300,000	1,476
Medarex, Inc. (a)	800,000	4,552
ONYX Pharmaceuticals, Inc. (a)	61,600	2,288
OSI Pharmaceuticals, Inc. (a)	10,400	620
		33,205
Health Care Equipment & Supplies - 9.5%
American Medical Systems Holdings, Inc. (a)	500,000	15,780
Cholestech Corp. (a)	200,000	1,442
Cooper Companies, Inc.	450,000	26,078
Dade Behring Holdings, Inc. (a)	300,000	15,771
Edwards Lifesciences Corp. (a)	100,000	3,531
Hologic, Inc. (a)	100,000	1,852
INAMED Corp. (a)	334,100	17,754
Medical Action Industries, Inc. (a)	400,000	6,404
Mentor Corp.	146,800	5,164
Microtek Medical Holdings, Inc. (a)	38,500	151
Millipore Corp. (a)	451,070	22,689
ResMed, Inc. (a)	603,610	28,834
Sonic Innovations, Inc. (a)	400,000	1,904
Thoratec Corp. (a)	500,000	4,910
Wilson Greatbatch Technologies, Inc. (a)	200,000	3,276
Wright Medical Group, Inc. (a)	1,200,000	32,400
		187,940
Health Care Providers & Services - 2.2%
Advisory Board Co. (a)	500	16
AMN Healthcare Services, Inc. (a)	73,198	846
Caremark Rx, Inc. (a)	21,900	629
Community Health Systems, Inc. (a)	200,000	5,000
Inveresk Research Group, Inc. (a)	200,000	7,102
Molina Healthcare, Inc. (a)	906,000	30,079
		43,672
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Kyorin Pharmaceutical Co. Ltd.	310,000	$ 4,535
TOTAL HEALTH CARE		269,352
INDUSTRIALS - 16.2%
Aerospace & Defense - 1.1%
BE Aerospace, Inc. (a)	1,000,000	10,600
SI International, Inc. (a)	200,000	4,002
United Defense Industries, Inc. (a)	200,000	7,646
		22,248
Air Freight & Logistics - 1.2%
CNF, Inc.	200,000	8,204
Forward Air Corp. (a)	400,000	14,532
		22,736
Building Products - 1.1%
Trex Co., Inc. (a)	517,000	22,407
Commercial Services & Supplies - 5.9%
A.T. Cross Co. Class A (a)	321,300	1,693
Central Parking Corp.	573,800	9,324
Cintas Corp.	200,000	8,202
Copart, Inc. (a)	500,000	10,860
Hudson Highland Group, Inc. (a)	26,000	715
Korn/Ferry International (a)	828,700	14,726
Labor Ready, Inc. (a)	300,000	3,717
Princeton Review, Inc. (a)	500,000	3,545
Waste Connections, Inc. (a)	2,215,950	65,038
		117,820
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV	222,000	6,580
Electrical Equipment - 0.6%
A.O. Smith Corp.	300,000	7,326
Energy Conversion Devices, Inc. (a)	200,000	2,640
Lamson & Sessions Co. (a)	100,000	703
		10,669
Machinery - 3.6%
Actuant Corp. Class A (a)	700,000	26,488
Astec Industries, Inc. (a)	700,000	11,571
Briggs & Stratton Corp.	100,000	7,510
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Bucyrus International, Inc. Class A	9,100	$ 241
Oshkosh Truck Co.	340,000	17,326
Terex Corp. (a)	220,000	7,949
		71,085
Road & Rail - 1.9%
Heartland Express, Inc.	499,009	8,753
Knight Transportation, Inc. (a)	300,000	5,967
Laidlaw International, Inc. (a)	1,000,000	15,700
Landstar System, Inc. (a)	73,200	3,842
Marten Transport Ltd. (a)	218,150	3,791
		38,053
Trading Companies & Distributors - 0.5%
Fastenal Co.	100,000	6,278
MSC Industrial Direct Co., Inc. Class A	100,000	3,107
		9,385
TOTAL INDUSTRIALS		320,983
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 4.4%
Alvarion Ltd. (a)	100,000	1,122
Belden CDT, Inc. (a)	776,250	15,548
Lucent Technologies, Inc. (a)	13,381	42
Polycom, Inc. (a)	2,100,060	41,014
Powerwave Technologies, Inc. (a)	800,000	4,840
SafeNet, Inc. (a)	200,000	5,690
SeaChange International, Inc. (a)	766,156	11,707
SiRF Technology Holdings, Inc.	500,000	4,990
Terayon Communication Systems, Inc. (a)	1,234,800	2,013
		86,966
Computers & Peripherals - 0.3%
Drexler Technology Corp. (a)	50,000	395
M-Systems Flash Disk Pioneers Ltd. (a)	100,000	1,170
Neoware Systems, Inc. (a)	500,000	3,975
		5,540
Electronic Equipment & Instruments - 7.2%
Amphenol Corp. Class A (a)	200,000	6,012
Bell Microproducts, Inc. (a)	300,000	2,277
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Celestica, Inc. (sub. vtg.) (a)	376,687	$ 5,400
Enplas Corp.	40,000	1,012
Merix Corp. (a)	300,000	2,988
Metrologic Instruments, Inc. (a)	400,000	5,756
Mettler-Toledo International, Inc. (a)	1,800,000	82,872
Nichicon Corp.	117,400	1,378
Photon Dynamics, Inc. (a)	255,000	5,730
RadiSys Corp. (a)	900,310	10,444
Vishay Intertechnology, Inc. (a)	1,470,881	18,754
		142,623
Internet Software & Services - 3.4%
Ariba, Inc. (a)	500,000	3,720
CNET Networks, Inc. (a)	1,000,000	8,130
Digitas, Inc. (a)	173,538	1,241
EarthLink, Inc. (a)	1,010,000	10,110
Homestore, Inc. (a)	150,000	327
MatrixOne, Inc. (a)	1,000,000	4,680
Openwave Systems, Inc. (a)	1,602,400	14,934
United Online, Inc. (a)	2,500,000	23,950
Vignette Corp. (a)	15,400	19
		67,111
IT Services - 4.3%
BearingPoint, Inc. (a)	2,200,000	17,754
Kanbay International, Inc.	500,000	9,955
MPS Group, Inc. (a)(d)	6,080,000	54,294
Pegasus Solutions, Inc. (a)	280,490	3,515
		85,518
Semiconductors & Semiconductor Equipment - 2.0%
Agere Systems, Inc.:
Class A (a)	160	0
Class B (a)	3,933	5
ASE Test Ltd. (a)	200,000	954
Cymer, Inc. (a)	100,000	2,672
FormFactor, Inc. (a)	200,000	3,500
Intersil Corp. Class A	127,390	2,220
Jenoptik AG (a)	56,650	484
Lam Research Corp. (a)	500,000	10,775
LTX Corp. (a)	300,000	1,542
Mykrolis Corp. (a)	339,130	2,995
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
O2Micro International Ltd. (a)	379,900	$ 3,651
PDF Solutions, Inc. (a)	13,400	124
Photronics, Inc. (a)	100,000	1,435
Sanken Electric Co. Ltd.	498,000	5,361
Trident Microsystems, Inc. (a)	129,774	1,762
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	2,800
		40,280
Software - 1.5%
Actuate Corp. (a)	100,000	313
Bottomline Technologies, Inc. (a)	500,000	4,270
Concord Communications, Inc. (a)	500,000	4,330
QAD, Inc.	1,000,000	6,200
TALX Corp. (d)	700,000	14,882
Vastera, Inc. (a)	638,700	1,201
		31,196
TOTAL INFORMATION TECHNOLOGY		459,234
MATERIALS - 7.0%
Chemicals - 0.1%
Olin Corp.	100,000	1,689
OMNOVA Solutions, Inc. (a)	100,000	589
		2,278
Construction Materials - 4.4%
Florida Rock Industries, Inc.	1,929,697	87,797
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	124
Metals & Mining - 2.3%
Arch Coal, Inc.	100,000	3,223
Cleveland-Cliffs, Inc. (a)	200,000	13,350
Lionore Mining International Ltd. (a)	500,000	2,076
Oregon Steel Mills, Inc. (a)	200,000	2,896
Steel Dynamics, Inc.	699,917	21,949
Stillwater Mining Co. (a)	174,322	2,496
		45,990
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
Mercer International, Inc. (SBI) (a)	129,700	$ 1,201
Sino-Forest Corp. (a)	500,000	1,104
		2,305
TOTAL MATERIALS		138,494
TELECOMMUNICATION SERVICES - 4.3%
Wireless Telecommunication Services - 4.3%
AirGate PCS, Inc. (a)	341,200	5,903
Alamosa Holdings, Inc. (a)	4,024,200	32,998
American Tower Corp. Class A (a)	2,900,000	43,181
Ubiquitel, Inc. (a)	1,000,000	4,140
		86,222
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
Sierra Pacific Resources (a)	300,000	2,580
TOTAL COMMON STOCKS (Cost $1,602,248)		1,898,384
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	7,200	3
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $111)		3
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 1.53% (b)(c) (Cost $135,628)	135,628,492	135,628
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.53%, dated 8/31/04 due 9/1/04) (Cost $2,475)	$ 2,475	$ 2,475
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,740,462)		2,036,490
NET OTHER ASSETS - (2.4)%		(47,898)
NET ASSETS - 100%		$ 1,988,592
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 124
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bakers Footwear Group, Inc.	$ -	$ 3,258	$ -	$ -	$ 3,277
Capital Lease Funding, Inc.	-	28,497	-	-	22,727
Golden State Vintners, Inc. Class B	1,173	-	3,123	-	-
MarineMax, Inc.	17,497	3,830	-	-	21,970
MPS Group, Inc.	56,856	-	925	-	54,294
RadiSys Corp.	21,166	-	3,098	-	-
Robert Mondavi Corp. Class A	20,997	-	7,471	-	-
TALX Corp.	13,100	4,833	-	85	14,882
United Natural Foods, Inc.	-	65,366	-	-	70,654
Waste Connections, Inc.	50,960	8,098	3,608	-	-
Total	$ 181,749	$ 113,882	$ 18,225	$ 85	$ 187,804
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,740,829,000. Net unrealized appreciation aggregated $295,661,000, of which $474,872,000 related to appreciated investment securities and $179,211,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

AIG-QTLY-1004

1.805755.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	682	$ 0
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	110,900	5,078
Media - 10.3%
E.W. Scripps Co. Class A	212,270	21,717
EchoStar Communications Corp. Class A (a)	2,556,319	78,337
News Corp. Ltd. ADR	334,600	10,456
Omnicom Group, Inc.	904,250	62,221
		172,731
Multiline Retail - 1.6%
Barneys, Inc. warrants 4/1/08 (a)	460	28
Kohl's Corp. (a)	525,300	25,992
		26,020
Specialty Retail - 0.0%
Stage Stores, Inc. (a)	770	25
Textiles Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	152,400	5,802
TOTAL CONSUMER DISCRETIONARY		209,656
CONSUMER STAPLES - 9.1%
Beverages - 0.6%
The Coca-Cola Co.	226,300	10,118
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	296,800	12,219
Wal-Mart Stores, Inc.	694,500	36,579
Walgreen Co.	348,400	12,699
		61,497
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	281,600	9,448
Household Products - 1.7%
Colgate-Palmolive Co.	170,700	9,218
Kimberly-Clark Corp.	290,300	19,363
		28,581
Personal Products - 1.8%
Gillette Co.	731,600	31,093
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.7%
Altria Group, Inc.	245,720	$ 12,028
TOTAL CONSUMER STAPLES		152,765
ENERGY - 2.5%
Oil & Gas - 2.5%
BP PLC sponsored ADR	232,700	12,496
Exxon Mobil Corp.	629,468	29,018
		41,514
FINANCIALS - 13.2%
Capital Markets - 6.6%
Goldman Sachs Group, Inc.	269,700	24,179
Merrill Lynch & Co., Inc.	671,400	34,288
Morgan Stanley	1,029,900	52,247
		110,714
Commercial Banks - 3.2%
Wells Fargo & Co.	893,900	52,517
Consumer Finance - 0.6%
American Express Co.	186,600	9,334
Insurance - 2.8%
Allstate Corp.	227,400	10,736
American International Group, Inc.	342,725	24,416
PartnerRe Ltd.	92,300	4,738
St. Paul Travelers Companies, Inc.	218,198	7,569
		47,459
TOTAL FINANCIALS		220,024
HEALTH CARE - 2.2%
Biotechnology - 0.5%
Amgen, Inc. (a)	154,700	9,172
Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	102,800	7,694
Medtronic, Inc.	70,300	3,497
		11,191
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.0%
Allergan, Inc.	81,400	$ 6,077
Pfizer, Inc.	323,250	10,561
		16,638
TOTAL HEALTH CARE		37,001
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	95,500	5,136
Northrop Grumman Corp.	137,400	7,097
		12,233
Airlines - 0.4%
Continental Airlines, Inc. Class B (a)	535,400	5,167
Southwest Airlines Co.	148,400	2,199
		7,366
Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	76,400	4,748
Industrial Conglomerates - 1.2%
General Electric Co.	607,100	19,907
Road & Rail - 0.4%
Union Pacific Corp.	100,600	5,745
TOTAL INDUSTRIALS		49,999
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	878,600	16,483
Foundry Networks, Inc. (a)	300	3
		16,486
Computers & Peripherals - 0.4%
Diebold, Inc.	130,700	6,390
IT Services - 0.3%
Paychex, Inc.	196,581	5,833
Software - 2.2%
Microsoft Corp.	1,367,300	37,327
TOTAL INFORMATION TECHNOLOGY		66,036
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.7%
Containers & Packaging - 1.7%
Packaging Corp. of America	131,800	$ 3,018
Smurfit-Stone Container Corp. (a)	1,393,413	24,719
		27,737
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 7.1%
BellSouth Corp.	1,982,800	53,060
SBC Communications, Inc.	641,184	16,536
Telewest Global, Inc. (a)	109,547	1,265
Verizon Communications, Inc.	1,225,500	48,101
		118,962
UTILITIES - 0.7%
Electric Utilities - 0.7%
Entergy Corp.	180,000	10,854
TOTAL COMMON STOCKS (Cost $830,122)		934,548
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	8,700	360
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc. Series D, 10.00%	430	40
TOTAL PREFERRED STOCKS (Cost $296)		400
Nonconvertible Bonds - 13.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 750	$ 843
Dana Corp.:
9% 8/15/11	240	287
10.125% 3/15/10	600	683
Delco Remy International, Inc. 9.375% 4/15/12	340	340
Stoneridge, Inc. 11.5% 5/1/12	20	23
Visteon Corp.:
7% 3/10/14	890	867
8.25% 8/1/10	225	243
	3,286
Automobiles - 0.2%
Case New Holland, Inc. 9.25% 8/1/11 (e)	320	352
General Motors Corp.:
7.2% 1/15/11	1,000	1,062
8.25% 7/15/23	570	601
8.375% 7/15/33	695	739
		2,754
Distributors - 0.0%
Adesa, Inc. 7.625% 6/15/12	150	151
Hotels, Restaurants & Leisure - 0.4%
Argosy Gaming Co. 7% 1/15/14	190	194
Friendly Ice Cream Corp. 8.375% 6/15/12	85	81
Gaylord Entertainment Co. 8% 11/15/13	160	166
Host Marriott LP 7.125% 11/1/13	130	132
Mandalay Resort Group 6.5% 7/31/09	600	620
MGM MIRAGE:
5.875% 2/27/14 (e)	460	432
8.5% 9/15/10	385	435
9.75% 6/1/07	45	50
Morton's Restaurant Group, Inc. 7.5% 7/1/10	130	124
NCL Corp. Ltd. 10.625% 7/15/14 (e)	395	406
	480	487
Six Flags, Inc.:
8.875% 2/1/10	95	88
9.625% 6/1/14	640	592
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	630	671
Station Casinos, Inc. 6% 4/1/12	280	278
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	$ 700	$ 756
Vail Resorts, Inc. 6.75% 2/15/14	190	188
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	150	159
Wheeling Island Gaming, Inc. 10.125% 12/15/09	300	318
		6,177
Household Durables - 0.0%
Standard Pacific Corp. 9.25% 4/15/12	240	271
WCI Communities, Inc. 7.875% 10/1/13	200	209
	480
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14 (e)	130	135
True Temper Sports, Inc. 8.375% 9/15/11	230	214
	349
Media - 1.0%
Advanstar Communications, Inc. 10.75% 8/15/10	200	219
AMC Entertainment, Inc. 9.875% 2/1/12	420	439
AOL Time Warner, Inc. 7.625% 4/15/31	1,000	1,141
Cablevision Systems Corp.:
5.66% 4/1/09 (e)(g)	450	459
8% 4/15/12 (e)	640	654
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (e)	370	368
Corus Entertainment, Inc. 8.75% 3/1/12	780	852
Cox Communications, Inc. 7.125% 10/1/12	980	1,054
CSC Holdings, Inc.:
7.625% 4/1/11	1,598	1,666
7.625% 7/15/18	270	271
Dex Media, Inc.:
0% 11/15/13 (d)(e)	205	144
8% 11/15/13 (e)	430	443
EchoStar DBS Corp. 10.375% 10/1/07	670	709
Houghton Mifflin Co. 9.875% 2/1/13	365	380
Kabel Deutschland GmbH 10.625% 7/1/14 (e)	370	378
LBI Media Holdings, Inc. 0% 10/15/13 (d)	493	350
LBI Media, Inc. 10.125% 7/15/12	365	405
Liberty Media Corp. 8.25% 2/1/30	1,250	1,401
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)	$ 370	$ 374
Nexstar Broadcasting, Inc. 7% 1/15/14	250	243
Nextmedia Operating, Inc. 10.75% 7/1/11	370	417
PanAmSat Corp. 9% 8/15/14 (e)	190	197
PEI Holdings, Inc. 11% 3/15/10	302	350
PRIMEDIA, Inc. 7.625% 4/1/08	1,275	1,250
Radio One, Inc. 8.875% 7/1/11	1,215	1,349
Time Warner, Inc. 6.625% 5/15/29	655	668
Videotron LTEE 6.875% 1/15/14	140	141
		16,322
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08	460	478
Dillard's, Inc. 6.69% 8/1/07	650	670
		1,148
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	815	786
9% 6/15/12	160	166
Blockbuster, Inc. 9% 9/1/12 (e)	270	279
CSK Automotive, Inc. 7% 1/15/14	90	86
General Nutrition Centers, Inc. 8.5% 12/1/10 (e)	120	120
Hollywood Entertainment Corp. 9.625% 3/15/11	180	189
Sonic Automotive, Inc. 8.625% 8/15/13	400	419
		2,045
TOTAL CONSUMER DISCRETIONARY		32,712
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.2%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	120	123
8.5% 8/1/14 (e)	300	302
Kroger Co. 6.8% 4/1/11	1,445	1,617
NeighborCare, Inc. 6.875% 11/15/13	380	391
Rite Aid Corp. 6.875% 8/15/13	230	212
Safeway, Inc. 6.5% 3/1/11	955	1,044
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Stater Brothers Holdings, Inc.:
5.06% 6/15/10 (e)(g)	$ 280	$ 286
8.125% 6/15/12 (e)	210	218
		4,193
Food Products - 0.2%
Central Garden & Pet Co. 9.125% 2/1/13	70	76
Chiquita Brands International, Inc. 10.56% 3/15/09	375	408
Corn Products International, Inc.:
8.25% 7/15/07	755	838
8.45% 8/15/09	70	80
Dean Foods Co.:
6.9% 10/15/17	545	561
8.15% 8/1/07	325	356
Doane Pet Care Co. 10.75% 3/1/10	470	503
Hines Nurseries, Inc. 10.25% 10/1/11	100	105
Pierre Foods, Inc. 9.875% 7/15/12 (e)	130	133
Reddy Ice Group, Inc. 8.875% 8/1/11	70	75
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	130	139
		3,274
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	905	954
Philip Morris Companies, Inc. 7.75% 1/15/27	1,500	1,586
		2,540
TOTAL CONSUMER STAPLES		10,007
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc.:
9% 12/15/09	100	110
9.625% 12/1/07	370	414
Hanover Compressor Co.:
8.625% 12/15/10	110	117
9% 6/1/14	190	204
Key Energy Services, Inc. 8.375% 3/1/08	190	200
Kinder Morgan, Inc. 6.5% 9/1/12	200	218
Pride International, Inc. 7.375% 7/15/14 (e)	190	204
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Seabulk International, Inc. 9.5% 8/15/13	$ 430	$ 445
SESI LLC 8.875% 5/15/11	40	43
		1,955
Oil & Gas - 1.1%
Amerada Hess Corp.:
6.65% 8/15/11	135	148
7.125% 3/15/33	355	375
7.375% 10/1/09	310	349
Belden & Blake Corp. 8.75% 7/15/12 (e)	220	227
Chesapeake Energy Corp.:
6.875% 1/15/16	554	561
7.5% 6/15/14	220	234
El Paso Corp.:
7% 5/15/11	1,120	1,049
7.875% 6/15/12	485	466
El Paso Energy Corp.:
6.95% 12/15/07	175	173
7.375% 12/15/12	256	238
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	730	815
EnCana Corp. 6.5% 8/15/34	590	624
EXCO Resources, Inc. 7.25% 1/15/11	130	135
Forest Oil Corp. 8% 12/15/11	370	403
General Maritime Corp. 10% 3/15/13	555	617
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	94	118
KCS Energy, Inc. 7.125% 4/1/12	190	193
Kinder Morgan Energy Partners LP 7.125% 3/15/12	235	266
Plains Exploration & Production Co. 7.125% 6/15/14 (e)	170	181
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12	720	799
Range Resources Corp.:
7.375% 7/15/13	420	435
7.375% 7/15/13 (e)	120	124
Ship Finance International Ltd. 8.5% 12/15/13	1,920	1,882
Teekay Shipping Corp. 8.875% 7/15/11	715	801
The Coastal Corp.:
6.5% 5/15/06	195	197
6.5% 6/1/08	1,115	1,063
7.5% 8/15/06	1,230	1,255
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil & Gas - continued
The Coastal Corp.: - continued
7.625% 9/1/08	$ 310	$ 305
7.75% 6/15/10	770	740
Vintage Petroleum, Inc. 8.25% 5/1/12	405	437
Williams Companies, Inc.:
7.125% 9/1/11	1,790	1,951
7.5% 1/15/31	110	111
7.625% 7/15/19	385	424
		17,696
TOTAL ENERGY		19,651
FINANCIALS - 4.2%
Capital Markets - 0.8%
Amvescap PLC yankee 6.6% 5/15/05	270	277
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	780	838
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	1,605	1,783
Equinox Holdings Ltd. 9% 12/15/09 (e)	60	61
Goldman Sachs Group, Inc.:
4.125% 1/15/08	2,500	2,551
6.6% 1/15/12	2,345	2,614
Merrill Lynch & Co., Inc. 4.125% 1/15/09	1,800	1,820
Morgan Stanley:
3.875% 1/15/09	2,500	2,503
4.75% 4/1/14	500	484
6.6% 4/1/12	900	1,005
		13,936
Commercial Banks - 0.4%
Bank of America Corp.:
6.25% 4/15/12	1,000	1,101
7.4% 1/15/11	1,000	1,165
Export-Import Bank of Korea:
4.125% 2/10/09 (e)	260	260
5.25% 2/10/14 (e)	975	982
Korea Development Bank 3.875% 3/2/09	1,000	991
PNC Funding Corp. 5.75% 8/1/06	1,150	1,211
Wachovia Corp. 4.875% 2/15/14	445	444
		6,154
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.7%
American General Finance Corp. 2.75% 6/15/08	$ 295	$ 285
Capital One Bank:
4.875% 5/15/08	730	757
5% 6/15/09	750	778
Ford Motor Credit Co.:
7.375% 10/28/09	1,490	1,631
7.875% 6/15/10	1,500	1,668
General Motors Acceptance Corp.:
6.875% 9/15/11	1,100	1,152
7.75% 1/19/10	1,100	1,215
Household Finance Corp.:
6.375% 10/15/11	1,080	1,190
7% 5/15/12	170	194
Household International, Inc. 8.875% 2/15/08	850	923
MBNA Corp.:
6.25% 1/17/07	770	822
7.5% 3/15/12	725	838
		11,453
Diversified Financial Services - 1.8%
Ahold Finance USA, Inc. 8.25% 7/15/10	870	959
Alliance Capital Management LP 5.625% 8/15/06	1,020	1,072
Bellsouth Capital Funding Corp. 7.875% 2/15/30	580	696
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	380	407
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	235	235
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	620	394
8.625% 4/1/09	390	309
9.625% 11/15/09	150	120
10% 4/1/09	160	132
10.25% 1/15/10	700	569
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	310	327
Deutsche Telekom International Finance BV 8.75% 6/15/30	1,000	1,282
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	245
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	388	430
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14	$ 385	$ 408
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	40	40
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	555	627
Huntsman Advanced Materials LLC:
11% 7/15/10 (e)	250	278
11.86% 7/15/08 (e)(g)	320	333
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (e)	280	295
Hutchison Whampoa International (03/33) Ltd.:
6.25% 1/24/14 (e)	510	527
7.45% 11/24/33 (e)	300	313
Inmarsat Finance PLC 7.625% 6/30/12 (e)	190	185
Ispat Inland ULC 9.75% 4/1/14 (e)	350	373
J.P. Morgan Chase & Co. 6.75% 2/1/11	2,170	2,426
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	235	200
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (e)	715	736
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	495	496
NiSource Finance Corp. 7.875% 11/15/10	1,705	2,001
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,000	2,110
7.875% 2/1/09 (g)	1,200	1,350
Petronas Capital Ltd. 7% 5/22/12 (e)	1,045	1,191
Rabobank Capital Funding Trust II 5.26% 12/31/49 (e)(g)	1,790	1,805
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (e)	490	508
Sprint Capital Corp. 6.875% 11/15/28	1,850	1,928
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	120	119
Telecom Italia Capital 5.25% 11/15/13 (e)	1,300	1,320
UGS Corp. 10% 6/1/12 (e)	180	195
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	660	769
Verizon Global Funding Corp.:
7.25% 12/1/10	1,905	2,187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Verizon Global Funding Corp.: - continued
7.75% 12/1/30	$ 600	$ 711
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	110	118
		30,726
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (e)	490	540
Real Estate - 0.4%
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,591
EOP Operating LP:
7% 7/15/11	1,250	1,397
8.1% 8/1/10		750	873
Senior Housing Properties Trust 8.625% 1/15/12	770	855
Simon Property Group LP 5.625% 8/15/14 (e)	975	994
		5,710
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	1,245	1,204
Independence Community Bank Corp. 3.75% 4/1/14 (g)	475	462
Washington Mutual, Inc. 4.375% 1/15/08	530	544
		2,210
TOTAL FINANCIALS		70,729
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12 (e)	180	190
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	980	1,005
AmerisourceBergen Corp. 8.125% 9/1/08	130	141
Concentra Operating Corp. 9.125% 6/1/12 (e)	70	75
Genesis HealthCare Corp. 8% 10/15/13	90	96
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	195	181
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (e)	775	810
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	200	213
National Nephrology Associates, Inc. 9% 11/1/11 (e)	120	139
Psychiatric Solutions, Inc. 10.625% 6/15/13	235	264
Tenet Healthcare Corp.:
6.375% 12/1/11	420	372
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
7.375% 2/1/13	$ 770	$ 716
U.S. Oncology, Inc.:
9% 8/15/12 (e)	880	919
10.75% 8/15/14 (e)	710	746
		5,677
TOTAL HEALTH CARE		5,867
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08	165	162
8.875% 5/1/11	390	382
9.5% 11/1/08	775	789
Bombardier, Inc.:
6.3% 5/1/14 (e)	980	832
7.45% 5/1/34 (e)	260	215
Raytheon Co. 8.3% 3/1/10	1,000	1,197
Vought Aircraft Industries, Inc. 8% 7/15/11	345	347
		3,924
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	360	315
6.977% 11/23/22	46	40
7.377% 5/23/19	471	278
7.379% 5/23/16	296	175
7.8% 4/1/08	150	128
8.608% 10/1/12	405	346
10.18% 1/2/13	185	115
Continental Airlines, Inc. 8% 12/15/05	4,320	3,974
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	40	32
6.748% 9/15/18	35	27
6.795% 2/2/20	270	215
6.8% 7/2/07	21	16
6.9% 7/2/18	660	508
7.373% 12/15/15	551	424
7.568% 12/1/06	205	146
7.73% 9/15/12	84	62
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
8.312% 10/2/12	$ 338	$ 247
8.321% 11/1/06	25	23
8.388% 5/1/22	136	99
8.499% 11/1/12	165	125
Delta Air Lines, Inc. equipment trust certificates 8.54% 1/2/07	50	28
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	65	26
7.57% 11/18/10	380	339
7.711% 9/18/11	75	35
7.779% 11/18/05	360	144
7.779% 1/2/12	584	222
7.92% 5/18/12	1,180	547
10.06% 1/2/16	130	64
Northwest Airlines, Inc.:
7.875% 3/15/08	1,375	928
10.5% 4/1/09	389	272
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	153	133
7.248% 7/2/14	229	158
7.626% 4/1/10	420	315
7.691% 4/1/17	27	20
7.95% 9/1/16	27	21
8.304% 9/1/10	172	129
NWA Trust 10.23% 6/21/14	131	113
		10,789
Building Products - 0.1%
Building Materials Corp. of America 7.75% 8/1/14 (e)	360	355
Mueller Group, Inc. 6.4438% 11/1/11 (e)(g)	370	381
Nortek, Inc. 8.5% 9/1/14 (e)	420	437
		1,173
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11 (e)	200	211
Allied Waste North America, Inc.:
5.75% 2/15/11	190	182
7.625% 1/1/06	990	1,035
8.5% 12/1/08	250	273
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
American Color Graphics, Inc. 10% 6/15/10	$ 105	$ 87
Cenveo Corp. 7.875% 12/1/13	55	52
		1,840
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	130	108
Machinery - 0.1%
Cummins, Inc. 9.5% 12/1/10 (g)	170	197
Invensys PLC 9.875% 3/15/11 (e)	715	735
Terex Corp. 7.375% 1/15/14	210	213
		1,145
Marine - 0.0%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (e)	130	137
OMI Corp. 7.625% 12/1/13	175	179
		316
Road & Rail - 0.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09	1,085	1,090
9.5% 10/1/08	70	76
TFM SA de CV yankee:
10.25% 6/15/07	730	752
11.75% 6/15/09	775	781
		2,699
TOTAL INDUSTRIALS		21,994
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Corning, Inc. 6.2% 3/15/16	180	175
L-3 Communications Corp. 6.125% 1/15/14	310	306
Nortel Networks Corp. 6.125% 2/15/06	680	692
		1,173
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	1,090	1,134
Flextronics International Ltd. 6.5% 5/15/13	105	104
Sanmina-SCI Corp. 10.375% 1/15/10	340	386
		1,624
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	390	363
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	$ 675	$ 712
7.625% 6/15/13	570	604
		1,316
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc.:
7.125% 3/15/11	90	75
7.75% 5/15/13	160	133
Freescale Semiconductor, Inc.:
4.38% 7/15/09 (e)(g)	350	357
6.875% 7/15/11 (e)	400	408
7.125% 7/15/14 (e)	250	255
Semiconductor Note Participation Trust 0% 8/4/11 (e)	480	672
Viasystems, Inc. 10.5% 1/15/11	455	441
		2,341
TOTAL INFORMATION TECHNOLOGY		6,817
MATERIALS - 0.9%
Chemicals - 0.2%
America Rock Salt Co. LLC 9.5% 3/15/14 (e)	190	196
Berry Plastics Corp. 10.75% 7/15/12	270	302
Compass Minerals Group, Inc. 10% 8/15/11	550	611
Crompton Corp. 9.875% 8/1/12 (e)	290	299
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	535	602
Geon Co. 6.875% 12/15/05	60	62
Huntsman ICI Holdings LLC 0% 12/31/09	245	124
Innophos, Inc. 8.875% 8/15/14 (e)	90	93
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	230	189
Lyondell Chemical Co.:
9.5% 12/15/08	125	134
9.625% 5/1/07	120	128
9.875% 5/1/07	380	399
Nalco Co. 7.75% 11/15/11 (e)	230	245
PolyOne Corp.:
8.875% 5/1/12	185	187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
PolyOne Corp.: - continued
10.625% 5/15/10	$ 205	$ 221
The Scotts Co. 6.625% 11/15/13	230	235
		4,027
Construction Materials - 0.0%
U.S. Concrete, Inc. 8.375% 4/1/14	230	239
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10	150	159
Crown European Holdings SA 10.875% 3/1/13	380	445
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	240	254
8.25% 5/15/13	410	432
8.75% 11/15/12	340	377
8.875% 2/15/09	515	560
Owens-Illinois, Inc.:
7.15% 5/15/05	210	215
7.35% 5/15/08	130	134
7.8% 5/15/18	50	48
8.1% 5/15/07	250	263
Sealed Air Corp. 5.625% 7/15/13 (e)	170	174
Tekni-Plex, Inc. 8.75% 11/15/13 (e)	170	162
		3,223
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	185	191
California Steel Industries, Inc. 6.125% 3/15/14	245	233
Compass Minerals International, Inc. 0% 12/15/12 (d)	615	504
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	840	840
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (e)	200	210
International Steel Group, Inc. 6.5% 4/15/14 (e)	625	600
Massey Energy Co. 6.625% 11/15/10	210	217
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (e)	300	302
		3,097
Paper & Forest Products - 0.3%
Georgia-Pacific Corp.:
8% 1/15/24	390	422
9.5% 12/1/11	785	962
International Paper Co.:
4.25% 1/15/09	185	186
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.: - continued
5.5% 1/15/14	$ 470	$ 480
Norske Skog Canada Ltd.:
7.375% 3/1/14	160	163
8.625% 6/15/11	330	356
Stone Container Corp.:
8.375% 7/1/12	360	377
9.75% 2/1/11	420	473
Weyerhaeuser Co. 6.75% 3/15/12	625	699
		4,118
TOTAL MATERIALS		14,704
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
British Telecommunications PLC 8.875% 12/15/30	1,250	1,625
France Telecom SA:
8.75% 3/1/11	610	728
9.5% 3/1/31	1,200	1,580
Koninklijke KPN NV yankee 8% 10/1/10	450	535
NTL Cable PLC 8.75% 4/15/14 (e)	215	224
Primus Telecommunications Group, Inc. 8% 1/15/14	270	205
Qwest Communications International, Inc.:
7.25% 2/15/11 (e)	75	69
7.5% 2/15/14 (e)	545	485
Qwest Corp. 9.125% 3/15/12 (e)	365	391
Qwest Services Corp. 14% 12/15/10 (e)(g)	2,945	3,409
SBC Communications, Inc. 6.45% 6/15/34	750	761
Telefonica Europe BV 7.75% 9/15/10	1,200	1,416
Triton PCS, Inc. 8.75% 11/15/11	555	372
		11,800
Wireless Telecommunication Services - 0.4%
America Movil SA de CV:
4.125% 3/1/09 (e)	500	490
5.5% 3/1/14 (e)	450	438
American Cellular Corp. 10% 8/1/11	190	157
American Tower Corp. 9.375% 2/1/09	265	282
AT&T Wireless Services, Inc. 7.875% 3/1/11	255	301
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	$ 380	$ 352
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	390	388
10.75% 8/1/11	190	213
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	480	539
Millicom International Cellular SA 10% 12/1/13 (e)	400	396
Nextel Communications, Inc. 9.5% 2/1/11	810	916
Nextel Partners, Inc. 8.125% 7/1/11	130	136
Rogers Wireless, Inc.:
6.375% 3/1/14	795	760
9.625% 5/1/11	390	445
Western Wireless Corp. 9.25% 7/15/13	480	494
		6,307
TOTAL TELECOMMUNICATION SERVICES		18,107
UTILITIES - 1.6%
Electric Utilities - 0.5%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	155	165
Cleveland Electric Illuminating Co. 5.65% 12/15/13	645	659
Duke Capital LLC:
4.37% 3/1/09	100	101
6.75% 2/15/32	570	593
Edison International 6.875% 9/15/04	434	434
Exelon Corp. 6.75% 5/1/11	1,000	1,115
FirstEnergy Corp. 6.45% 11/15/11	330	357
Illinois Power Co.:
7.5% 6/15/09	1,275	1,422
11.5% 12/15/10	390	467
Nevada Power Co. 10.875% 10/15/09	110	127
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	740
PG&E Corp. 6.875% 7/15/08	255	276
Progress Energy, Inc. 7.1% 3/1/11	1,350	1,519
Sierra Pacific Power Co. 6.25% 4/15/12 (e)	120	119
Southern California Edison Co.:
5% 1/15/14	50	51
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
7.625% 1/15/10	$ 480	$ 557
TECO Energy, Inc. 6.125% 5/1/07	290	299
		9,001
Gas Utilities - 0.3%
ANR Pipeline, Inc. 8.875% 3/15/10	180	203
Consolidated Natural Gas Co. 6.85% 4/15/11	585	660
Dynegy Holdings, Inc. 10.125% 7/15/13 (e)	290	325
Northwest Pipeline Corp. 8.125% 3/1/10	170	191
Sonat, Inc.:
6.75% 10/1/07	115	112
7.625% 7/15/11	80	77
Southern Natural Gas Co. 8.875% 3/15/10	220	249
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,707
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	240	241
6.25% 1/15/08	485	510
		4,275
Multi-Utilities & Unregulated Power - 0.8%
AES Corp.:
8.75% 6/15/08	19	21
8.75% 5/15/13 (e)	670	750
8.875% 2/15/11	187	206
9% 5/15/15 (e)	510	570
9.375% 9/15/10	468	524
9.5% 6/1/09	1,117	1,248
Calpine Corp.:
7.35% 7/15/07 (e)(g)	629	537
8.5% 7/15/10 (e)	90	71
Calpine Generating Co. LLC 7.35% 4/1/10 (e)(g)	75	71
CMS Energy Corp.:
7.5% 1/15/09	430	449
7.625% 11/15/04	930	936
7.75% 8/1/10 (e)	465	491
8.5% 4/15/11	500	544
8.9% 7/15/08	1,060	1,154
9.875% 10/15/07	1,030	1,139
Constellation Energy Group, Inc. 7% 4/1/12	2,000	2,246
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Dominion Resources, Inc.:
6.25% 6/30/12	$ 1,725	$ 1,864
8.125% 6/15/10	295	350
NRG Energy, Inc. 8% 12/15/13 (e)	635	667
Reliant Energy, Inc. 9.25% 7/15/10	220	238
Western Resources, Inc. 7.125% 8/1/09	120	132
		14,208
TOTAL UTILITIES		27,484
TOTAL NONCONVERTIBLE BONDS (Cost $216,801)		228,072
U.S. Government and Government Agency Obligations - 10.0%

U.S. Government Agency Obligations - 3.5%
Fannie Mae:
2.5% 6/15/06	3,595	3,593
3.25% 8/15/08	765	761
3.25% 2/15/09	1,684	1,662
5.25% 8/1/12	2,000	2,079
5.5% 3/15/11	3,965	4,272
6% 5/15/11	13,910	15,381
6.25% 2/1/11	6,715	7,417
Freddie Mac:
2.875% 5/15/07	5,000	4,995
3.625% 9/15/08	1,839	1,853
4% 6/12/13	2,342	2,228
5.75% 1/15/12	2,360	2,579
5.875% 3/21/11	5,505	5,982
6.625% 9/15/09	2,160	2,443
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	14	14
Series 1993-D, 5.23% 5/15/05	69	70
Series 1994-A, 7.12% 4/15/06	169	176
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	$ 125	$ 131
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	2,826	3,119
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		58,755
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	5,133	5,247
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bonds:
6.25% 5/15/30	9,480	11,178
8% 11/15/21	6,700	9,174
U.S. Treasury Notes:
1.625% 2/28/06	48,115	47,728
3.125% 5/15/07	13,580	13,744
6.5% 2/15/10	1,145	1,318
7% 7/15/06	19,000	20,608
TOTAL U.S. TREASURY OBLIGATIONS		103,750
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $165,636)		167,752
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 8.5%
4% 9/20/19 (f)	4,000	3,911
4.5% 9/1/19 (f)	12,450	12,458
4.5% 7/1/33 to 12/1/33	15,975	15,414
5% 12/1/16 to 7/1/18	17,396	17,772
5% 9/1/19 to 9/1/34 (f)	25,398	25,258
5.5% 2/1/11 to 9/1/28	13,528	14,028
5.5% 9/1/34 (f)	28,993	29,483
6% 7/1/12 to 1/1/29	4,215	4,396
6.5% 4/1/11 to 9/1/32	15,290	16,152
6.5% 9/1/19 (f)	203	215
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 12/1/23 to 4/1/29	$ 283	$ 303
7.5% 6/1/25 to 4/1/29	2,866	3,086
TOTAL FANNIE MAE		142,476
Government National Mortgage Association - 1.4%
6% 9/1/34 (f)	12,411	12,885
6.5% 10/15/27 to 12/15/31	2,220	2,355
6.5% 9/1/34 (f)	215	227
7% 12/15/25 to 12/15/32	2,690	2,877
7.5% 2/15/23 to 12/15/28	3,355	3,628
8% 11/15/21 to 12/15/26	836	920
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		22,892
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $162,441)		165,368
Asset-Backed Securities - 1.3%

ACE Securities Corp. Series 2004-HE1:
Class M1, 2.115% 2/25/34 (g)	200	200
Class M2, 2.715% 2/25/34 (g)	225	225
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.045% 4/25/34 (g)	115	115
Class M2, 2.095% 4/25/34 (g)	100	100
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.715% 1/25/32 (g)	235	236
Argent Securities, Inc. Series 2004-W5 Class M1, 2.215% 4/25/34 (g)	360	360
Capital One Multi-Asset Execution Trust Series 2003-B4 Class B4, 2.4% 7/15/11 (g)	585	595
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	2,385	2,412
Class CTFS, 5.06% 2/15/08	141	142
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (g)	825	828
Series 2002-C1 Class C1, 2.7% 2/9/09 (g)	1,250	1,267
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.115% 5/25/34 (g)	475	475
Series 2004-3 Class M1, 2.115% 6/25/34 (g)	125	125
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 1.985% 8/25/34 (g)	$ 448	$ 448
Class M1, 2.095% 7/25/34 (g)	325	324
Class M2, 2.145% 6/25/34 (g)	400	400
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	4,000	4,216
Series 2003-4 Class B1, 1.93% 5/16/11 (g)	770	773
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2.165% 3/25/34 (g)	25	25
Class M4, 2.515% 3/25/34 (g)	25	25
Class M6, 2.865% 3/25/34 (g)	25	25
Ford Credit Auto Owner Trust Series 2001-C Class B, 5.54% 12/15/05	1,000	1,001
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.165% 1/25/34 (g)	425	425
Class M2, 2.765% 1/25/34 (g)	475	475
GSAMP Trust Series 2004-FM2 Class M1, 2.115% 1/25/34 (g)	250	250
Home Equity Asset Trust Series 2002-4 Class M2, 3.665% 3/25/33 (g)	175	178
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	1,000	1,052
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.115% 7/25/34 (g)	200	200
Class M2, 2.165% 7/25/34 (g)	25	25
Class M3, 2.565% 7/25/34 (g)	75	75
Class M4, 2.715% 7/25/34 (g)	50	50
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.515% 5/25/33 (g)	150	153
Series 2003-NC5 Class M2, 3.615% 4/25/33 (g)	250	255
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.665% 11/25/32 (g)	235	238
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,940	3,068
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 1.975% 2/25/34 (g)	176	176
TOTAL ASSET-BACKED SECURITIES (Cost $20,472)		20,937
Collateralized Mortgage Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 1.985% 4/25/34 (g)	$ 423	$ 424
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	163	170
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	204	212
TOTAL PRIVATE SPONSOR		806
U.S. Government Agency - 0.1%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,200	1,293
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,077)		2,099
Commercial Mortgage Securities - 1.4%

Bayview Commercial Asset Trust floater Series 2004-1:
Class A, 1.975% 4/25/34 (e)(g)	680	680
Class B, 3.515% 4/25/34 (e)(g)	97	97
Class M1, 2.175% 4/25/34 (e)(g)	97	97
Class M2, 2.815% 4/25/34 (e)(g)	97	97
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.1284% 8/1/24 (e)(g)	356	310
COMM:
floater:
Series 2002-FL7 Class D, 2.17% 11/15/14 (e)(g)	225	225
Series 2003-FL9 Class B, 2.1% 11/15/15 (e)(g)	440	441
Series 2004-LBN2 Class X2, 1.1206% 3/10/39 (e)(g)(h)	1,570	72
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,250	1,423
Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,155
Series 2004-C1 Class A3, 4.321% 1/15/37	475	473
Series 1997-C2 Class D, 7.27% 1/17/35	2,310	2,590
Series 2004-C1 Class ASP, 1.0453% 1/15/37 (e)(g)(h)	7,685	333
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	4,063
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	$ 520	$ 576
Series 2003-C1 Class A2A, 3.59% 1/10/40	720	723
Series 1998-GLII Class E, 6.9702% 4/13/31 (g)	635	675
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,673
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	700	668
Class C, 4.13% 11/20/37 (e)	700	640
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	505	503
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	4,500	4,865
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	810	828
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $21,639)		23,207
Foreign Government and Government Agency Obligations - 0.4%

Chilean Republic:
5.625% 7/23/07	1,000	1,062
7.125% 1/11/12	865	995
State of Israel 4.625% 6/15/13	165	159
United Mexican States:
4.625% 10/8/08	885	898
5.875% 1/15/14	440	445
6.375% 1/16/13	700	735
7.5% 4/8/33	1,300	1,372
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,386)		5,666
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (g)	1,340	1,382
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. term loan 5.875% 4/30/08 (g)	$ 514	$ 518
TOTAL FLOATING RATE LOANS (Cost $1,859)		1,900
Money Market Funds - 11.8%
	Shares
Fidelity Cash Central Fund, 1.53% (b)	197,089,626	197,090
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	349,250	349
TOTAL MONEY MARKET FUNDS (Cost $197,439)		197,439
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $1,624,168)		1,747,388
NET OTHER ASSETS - (4.5)%		(75,083)
NET ASSETS - 100%		$ 1,672,305
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 1,500	$ 55
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	1,770	42
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	655	16
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	10,000	243
Receive monthly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 32 basis points with Bank of America	Nov. 2004	2,425	6
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	1,500	51
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	1,500	91
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	1,500	45
		$ 20,850	$ 549
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $50,219,000 or 3.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,626,279,000. Net unrealized appreciation aggregated $121,109,000, of which $167,495,000 related to appreciated investment securities and $46,386,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

LC-QTLY-1004

1.805746.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Hotels, Restaurants & Leisure - 0.6%
Hilton Group PLC	410,345	$ 1,930,318
Rank Group PLC	490,446	2,536,952
		4,467,270
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	50,900	1,941,326
eBay, Inc. (a)	30,300	2,622,162
		4,563,488
Media - 8.0%
Antena 3 Television SA (a)	43,263	2,140,970
Belo Corp. Series A	64,600	1,481,924
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	55,149	1,919,185
Citadel Broadcasting Corp.	154,900	2,230,560
Comcast Corp. Class A (special) (a)	106,500	2,955,375
Pixar (a)	19,400	1,507,768
Time Warner, Inc. (a)	988,500	16,161,975
Tribune Co.	151,600	6,329,300
Univision Communications, Inc. Class A (a)	97,600	3,220,800
Viacom, Inc. Class B (non-vtg.)	161,674	5,385,361
Vivendi Universal SA sponsored ADR (a)	106,000	2,636,220
Walt Disney Co.	492,600	11,058,870
		57,028,308
Specialty Retail - 2.4%
Gap, Inc.	244,700	4,585,678
Home Depot, Inc.	268,300	9,809,048
Sherwin-Williams Co.	68,800	2,841,440
		17,236,166
Textiles Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	70,300	5,294,293
Polo Ralph Lauren Corp. Class A	118,048	4,312,293
		9,606,586
TOTAL CONSUMER DISCRETIONARY		92,901,818
CONSUMER STAPLES - 8.9%
Beverages - 1.8%
PepsiCo, Inc.	95,300	4,765,000
The Coca-Cola Co.	178,100	7,962,851
		12,727,851
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.0%
Safeway, Inc. (a)	186,100	$ 3,759,220
Wal-Mart Stores, Inc.	279,900	14,742,333
Walgreen Co.	88,100	3,211,245
		21,712,798
Food Products - 0.6%
Kellogg Co.	95,362	4,003,297
Household Products - 1.3%
Colgate-Palmolive Co.	53,000	2,862,000
Procter & Gamble Co.	114,400	6,402,968
		9,264,968
Personal Products - 2.2%
Alberto-Culver Co.	163,225	7,882,135
Gillette Co.	184,000	7,820,000
		15,702,135
TOTAL CONSUMER STAPLES		63,411,049
ENERGY - 5.1%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	49,500	1,946,835
Schlumberger Ltd. (NY Shares)	154,700	9,560,460
		11,507,295
Oil & Gas - 3.5%
ChevronTexaco Corp.	81,500	7,946,250
Exxon Mobil Corp.	283,900	13,087,790
Valero Energy Corp.	36,400	2,403,492
XTO Energy, Inc.	59,700	1,673,988
		25,111,520
TOTAL ENERGY		36,618,815
FINANCIALS - 15.5%
Capital Markets - 3.5%
Ameritrade Holding Corp. (a)	164,700	1,875,933
Bank of New York Co., Inc.	181,200	5,399,760
Charles Schwab Corp.	229,200	2,165,940
Knight Trading Group, Inc. (a)	165,800	1,502,148
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Legg Mason, Inc.	23,500	$ 1,895,980
Morgan Stanley	242,200	12,286,806
		25,126,567
Commercial Banks - 2.2%
Bank of America Corp.	172,400	7,754,552
Wachovia Corp.	45,500	2,134,405
Wells Fargo & Co.	92,000	5,405,000
		15,293,957
Consumer Finance - 2.3%
American Express Co.	223,790	11,193,976
MBNA Corp.	213,600	5,156,304
		16,350,280
Diversified Financial Services - 3.9%
Citigroup, Inc.	286,466	13,343,586
Deutsche Boerse AG	55,539	2,682,876
J.P. Morgan Chase & Co.	286,952	11,357,560
		27,384,022
Insurance - 3.6%
AFLAC, Inc.	50,400	2,021,040
AMBAC Financial Group, Inc.	46,600	3,518,300
American International Group, Inc.	256,887	18,300,630
Hartford Financial Services Group, Inc.	33,700	2,061,092
		25,901,062
TOTAL FINANCIALS		110,055,888
HEALTH CARE - 16.5%
Biotechnology - 2.2%
Cephalon, Inc. (a)	86,500	4,066,365
Genentech, Inc. (a)	42,400	2,068,272
Genzyme Corp. - General Division (a)	57,200	3,088,800
MedImmune, Inc. (a)	85,900	2,050,433
Millennium Pharmaceuticals, Inc. (a)	179,100	2,129,499
Protein Design Labs, Inc. (a)	122,600	2,247,258
		15,650,627
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	155,200	4,739,808
Medtronic, Inc.	156,200	7,770,950
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	89,000	$ 4,031,700
Thermo Electron Corp. (a)	111,900	2,939,613
		19,482,071
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	47,100	3,114,723
Pharmaceuticals - 11.2%
Allergan, Inc.	87,800	6,554,270
AstraZeneca PLC sponsored ADR	140,300	6,528,159
Bristol-Myers Squibb Co.	188,060	4,462,664
Eli Lilly & Co.	126,000	7,994,700
Forest Laboratories, Inc. (a)	82,200	3,768,870
Johnson & Johnson	139,380	8,097,978
Medicis Pharmaceutical Corp. Class A	46,200	1,691,844
Merck & Co., Inc.	297,930	13,397,912
Pfizer, Inc.	618,670	20,211,949
Roche Holding AG (participation certificate)	68,503	6,638,045
		79,346,391
TOTAL HEALTH CARE		117,593,812
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	265,700	9,559,886
Precision Castparts Corp.	30,300	1,669,227
The Boeing Co.	136,600	7,133,252
		18,362,365
Airlines - 0.5%
Southwest Airlines Co.	217,900	3,229,278
Building Products - 0.6%
American Standard Companies, Inc. (a)	115,800	4,355,238
Industrial Conglomerates - 5.9%
3M Co.	91,900	7,568,884
General Electric Co.	681,000	22,329,990
Tyco International Ltd.	393,400	12,321,288
		42,220,162
Machinery - 2.6%
Caterpillar, Inc.	141,100	10,257,970
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	61,900	$ 3,916,413
Graco, Inc.	139,725	4,359,420
		18,533,803
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	47,600	1,478,932
W.W. Grainger, Inc.	52,200	2,788,002
		4,266,934
TOTAL INDUSTRIALS		90,967,780
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 3.4%
Cisco Systems, Inc. (a)	877,068	16,453,796
Juniper Networks, Inc. (a)	145,900	3,339,651
Motorola, Inc.	249,400	4,027,810
		23,821,257
Computers & Peripherals - 4.7%
Apple Computer, Inc. (a)	144,800	4,994,152
Dell, Inc. (a)	426,200	14,848,808
EMC Corp. (a)	433,800	4,672,026
International Business Machines Corp.	73,100	6,190,839
Storage Technology Corp. (a)	60,000	1,455,000
Toshiba Corp.	424,000	1,571,880
		33,732,705
Electronic Equipment & Instruments - 1.1%
Hon Hai Precision Industries Co. Ltd.	473,799	1,558,136
Molex, Inc.	86,200	2,488,594
Solectron Corp. (a)	492,700	2,542,332
Vishay Intertechnology, Inc. (a)	119,200	1,519,800
		8,108,862
Internet Software & Services - 1.4%
CNET Networks, Inc. (a)	290,400	2,360,952
Yahoo!, Inc. (a)	270,300	7,706,253
		10,067,205
IT Services - 0.4%
DST Systems, Inc. (a)	58,100	2,628,444
Office Electronics - 0.3%
Konica Minolta Holdings, Inc.	165,500	2,146,675
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp. (a)	148,200	$ 2,803,944
Analog Devices, Inc.	192,100	6,669,712
Applied Materials, Inc. (a)	148,200	2,354,898
Intel Corp.	429,400	9,141,926
KLA-Tencor Corp. (a)	30,400	1,135,744
Marvell Technology Group Ltd. (a)	182,400	4,217,088
Texas Instruments, Inc.	238,700	4,664,198
Tokyo Electron Ltd.	36,300	1,867,417
		32,854,927
Software - 4.8%
Amdocs Ltd. (a)	64,200	1,290,420
Ascential Software Corp. (a)	157,300	2,038,608
Microsoft Corp.	1,056,638	28,846,217
Oracle Corp. (a)	198,000	1,974,060
		34,149,305
TOTAL INFORMATION TECHNOLOGY		147,509,380
MATERIALS - 1.2%
Chemicals - 0.9%
Monsanto Co.	164,000	6,002,400
Metals & Mining - 0.3%
Newmont Mining Corp.	53,900	2,392,621
TOTAL MATERIALS		8,395,021
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.3%
PT Indosat Tbk sponsored ADR	74,900	1,668,772
PT Telkomunikasi Indonesia Tbk sponsored ADR	114,100	1,855,266
SBC Communications, Inc.	146,500	3,778,235
Verizon Communications, Inc.	241,500	9,478,875
		16,781,148
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	165,700	3,842,583
Nextel Partners, Inc. Class A (a)	209,900	3,026,758
		6,869,341
TOTAL TELECOMMUNICATION SERVICES		23,650,489
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp.	49,500	$ 1,824,075
TOTAL COMMON STOCKS (Cost $674,755,595)		692,928,127
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 1.53% (b) (Cost $19,900,415)	19,900,415	19,900,415
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $694,656,010)		712,828,542
NET OTHER ASSETS - (0.1)%		(727,985)
NET ASSETS - 100%		$ 712,100,557
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $701,437,476. Net unrealized appreciation aggregated $11,391,066, of which $57,890,481 related to appreciated investment securities and $46,499,415 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

EPG-QTLY-1004

1.805739.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.0%
Harley-Davidson, Inc.	72,000	$ 4,393
Hotels, Restaurants & Leisure - 1.0%
Hilton Group PLC	1,949,830	9,172
McDonald's Corp.	1,506,000	40,692
Rank Group PLC	2,935,605	15,185
Starbucks Corp. (a)	910,800	39,383
		104,432
Internet & Catalog Retail - 1.2%
eBay, Inc. (a)	966,000	83,598
IAC/InterActiveCorp (a)	1,596,916	36,426
		120,024
Media - 3.8%
E.W. Scripps Co. Class A	440,700	45,088
Fox Entertainment Group, Inc. Class A (a)	1,984,600	53,862
Lamar Advertising Co. Class A (a)	1,247,500	54,503
News Corp. Ltd.:
ADR	589,200	18,413
sponsored ADR	322,711	9,601
Pixar (a)	464,527	36,103
SBS Broadcasting SA (a)	195,500	6,843
The DIRECTV Group, Inc. (a)	1,076,300	17,081
Univision Communications, Inc. Class A (a)	1,805,300	59,575
Viacom, Inc. Class B (non-vtg.)	725,685	24,173
Walt Disney Co.	2,274,400	51,060
		376,302
Multiline Retail - 0.6%
Nordstrom, Inc.	765,300	28,416
Saks, Inc.	2,965,200	35,227
		63,643
Specialty Retail - 3.5%
Aeropostale, Inc. (a)	271,100	8,445
Best Buy Co., Inc.	794,000	36,937
Circuit City Stores, Inc.	1,053,400	13,663
Foot Locker, Inc.	494,520	11,062
Gap, Inc.	1,436,800	26,926
Home Depot, Inc.	4,705,250	172,024
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	1,616,700	$ 46,367
Weight Watchers International, Inc. (a)	776,000	30,295
		345,719
Textiles Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	473,500	35,659
TOTAL CONSUMER DISCRETIONARY		1,050,172
CONSUMER STAPLES - 6.8%
Beverages - 1.9%
PepsiCo, Inc.	3,048,985	152,449
The Coca-Cola Co.	765,100	34,208
		186,657
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	4,456,100	234,703
Walgreen Co.	924,500	33,698
		268,401
Food Products - 0.1%
Bunge Ltd.	274,400	10,946
Household Products - 1.4%
Colgate-Palmolive Co.	900,600	48,632
Procter & Gamble Co.	1,651,380	92,428
		141,060
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	225,400	9,906
Gillette Co.	1,505,000	63,963
		73,869
TOTAL CONSUMER STAPLES		680,933
ENERGY - 5.3%
Energy Equipment & Services - 5.3%
Baker Hughes, Inc.	1,998,630	78,606
BJ Services Co.	349,540	16,795
Cooper Cameron Corp. (a)	594,100	30,258
ENSCO International, Inc.	767,900	22,392
Global Industries Ltd. (a)	778,600	4,166
Grant Prideco, Inc. (a)	541,100	9,886
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	3,069,600	$ 89,540
National-Oilwell, Inc. (a)	1,045,700	31,266
Rowan Companies, Inc. (a)	1,018,592	24,772
Schlumberger Ltd. (NY Shares)	1,657,000	102,403
Smith International, Inc. (a)	450,700	25,681
Transocean, Inc. (a)	1,036,000	31,805
Varco International, Inc. (a)	1,329,500	32,280
Weatherford International Ltd. (a)	752,500	34,871
		534,721
FINANCIALS - 10.8%
Capital Markets - 1.5%
Ameritrade Holding Corp. (a)	1,687,200	19,217
E*TRADE Financial Corp. (a)	3,380,400	39,821
Goldman Sachs Group, Inc.	533,200	47,801
Morgan Stanley	255,200	12,946
Nomura Holdings, Inc.	1,840,000	25,539
		145,324
Commercial Banks - 1.1%
Bank of America Corp.	1,641,400	73,830
UCBH Holdings, Inc.	1,014,300	40,724
		114,554
Consumer Finance - 3.0%
American Express Co.	3,128,912	156,508
Capital One Financial Corp.	758,900	51,423
MBNA Corp.	2,955,870	71,355
Providian Financial Corp.	1,533,500	22,144
		301,430
Diversified Financial Services - 1.2%
Citigroup, Inc.	1,361,723	63,429
J.P. Morgan Chase & Co.	1,396,164	55,260
		118,689
Insurance - 2.7%
AFLAC, Inc.	1,325,600	53,157
American International Group, Inc.	2,695,499	192,027
XL Capital Ltd. Class A	364,300	25,574
		270,758
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.3%
Fannie Mae	1,133,700	$ 84,404
Freddie Mac	498,500	33,459
New York Community Bancorp, Inc.	471,200	10,060
		127,923
TOTAL FINANCIALS		1,078,678
HEALTH CARE - 22.8%
Biotechnology - 3.5%
Biogen Idec, Inc. (a)	509,400	30,223
Cephalon, Inc. (a)	1,046,500	49,196
CSL Ltd.	918,937	16,731
Eyetech Pharmaceuticals, Inc.	505,900	17,565
Genentech, Inc. (a)	1,774,000	86,536
Genzyme Corp. - General Division (a)	612,400	33,070
ImClone Systems, Inc. (a)	386,600	20,598
MedImmune, Inc. (a)	467,500	11,159
Millennium Pharmaceuticals, Inc. (a)	2,749,871	32,696
ONYX Pharmaceuticals, Inc. (a)	511,400	18,993
QLT, Inc. (a)	404,200	6,272
Tanox, Inc. (a)	1,042,800	17,258
Telik, Inc. (a)	483,500	9,157
		349,454
Health Care Equipment & Supplies - 5.6%
Alcon, Inc.	1,032,600	77,280
Bausch & Lomb, Inc.	101,000	6,661
Baxter International, Inc.	2,125,100	64,901
Becton, Dickinson & Co.	1,069,100	51,445
C.R. Bard, Inc.	381,000	21,374
Dade Behring Holdings, Inc. (a)	490,300	25,775
Guidant Corp.	364,900	21,821
IDEXX Laboratories, Inc. (a)	218,000	10,619
Medtronic, Inc.	2,525,100	125,624
Respironics, Inc. (a)	240,800	12,811
St. Jude Medical, Inc. (a)	1,054,300	70,902
Thermo Electron Corp. (a)	1,187,300	31,190
Waters Corp. (a)	958,700	41,521
		561,924
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	508,600	$ 33,634
Pharmaceuticals - 13.3%
Abbott Laboratories	2,243,600	93,536
Allergan, Inc.	413,950	30,901
Barr Pharmaceuticals, Inc. (a)	1,882,450	73,924
Elan Corp. PLC sponsored ADR (a)	1,200,500	27,167
Eli Lilly & Co.	940,430	59,670
Johnson & Johnson	3,488,080	202,657
Merck & Co., Inc.	2,051,200	92,242
Pfizer, Inc.	15,301,235	499,891
Roche Holding AG (participation certificate)	323,738	31,371
Schering-Plough Corp.	6,503,600	120,056
Wyeth	2,792,860	102,135
		1,333,550
TOTAL HEALTH CARE		2,278,562
INDUSTRIALS - 7.9%
Aerospace & Defense - 3.6%
Bombardier, Inc. Class B (sub. vtg.)	8,513,600	19,649
EADS NV	1,782,000	46,610
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,572,700	41,755
General Dynamics Corp.	371,300	36,254
Goodrich Corp.	1,189,020	37,763
Honeywell International, Inc.	320,300	11,524
Lockheed Martin Corp.	1,133,480	60,959
Precision Castparts Corp.	641,200	35,324
The Boeing Co.	1,315,500	68,695
		358,533
Commercial Services & Supplies - 0.4%
Herman Miller, Inc.	440,200	11,089
Robert Half International, Inc.	1,158,000	28,371
		39,460
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Industrial Conglomerates - 3.8%
3M Co.	1,413,200	116,391
General Electric Co.	5,497,470	180,262
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Siemens AG sponsored ADR	449,800	$ 31,059
Tyco International Ltd.	1,610,900	50,453
		378,165
Machinery - 0.1%
Joy Global, Inc.	554,549	16,808
TOTAL INDUSTRIALS		792,966
INFORMATION TECHNOLOGY - 33.0%
Communications Equipment - 9.3%
Alvarion Ltd. (a)	1,225,500	13,750
Andrew Corp. (a)	623,100	6,910
Avaya, Inc. (a)	2,076,902	25,172
Brocade Communications Systems, Inc. (a)	7,234,300	35,665
Cisco Systems, Inc. (a)	14,371,200	269,604
Corning, Inc. (a)	1,799,400	18,210
Emulex Corp. (a)	466,200	4,946
Extreme Networks, Inc. (a)	2,098,700	9,759
F5 Networks, Inc. (a)	378,700	9,305
Foundry Networks, Inc. (a)	2,307,400	21,043
Harris Corp.	1,417,800	68,281
Juniper Networks, Inc. (a)	2,314,200	52,972
Motorola, Inc.	5,661,250	91,429
Nortel Networks Corp. (a)	8,366,000	31,456
QLogic Corp. (a)	416,700	10,880
QUALCOMM, Inc.	4,669,200	177,663
Research in Motion Ltd. (a)	166,200	10,017
Scientific-Atlanta, Inc.	1,454,800	39,629
Telefonaktiebolaget LM Ericsson ADR (a)	1,184,600	32,032
		928,723
Computers & Peripherals - 6.5%
Dell, Inc. (a)	6,286,300	219,015
Diebold, Inc.	339,300	16,588
EMC Corp. (a)	5,947,700	64,057
International Business Machines Corp.	2,243,330	189,988
Lexmark International, Inc. Class A (a)	441,400	39,042
Network Appliance, Inc. (a)	2,212,910	44,413
Quanta Computer, Inc.	17,858,869	30,550
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	9,248,300	$ 35,513
UNOVA, Inc. (a)	716,886	10,452
		649,618
Electronic Equipment & Instruments - 1.9%
Amphenol Corp. Class A (a)	1,043,318	31,362
Arrow Electronics, Inc. (a)	890,100	19,262
Flextronics International Ltd. (a)	2,812,500	34,903
Hon Hai Precision Industries Co. Ltd.	6,765,442	22,249
Mettler-Toledo International, Inc. (a)	351,800	16,197
Molex, Inc.	741,200	21,398
National Instruments Corp.	964,289	25,139
Solectron Corp. (a)	4,500,600	23,223
		193,733
Internet Software & Services - 0.6%
Openwave Systems, Inc. (a)	906,600	8,450
Yahoo!, Inc. (a)	1,762,996	50,263
		58,713
IT Services - 1.2%
BearingPoint, Inc. (a)	3,197,954	25,807
First Data Corp.	2,226,300	94,061
		119,868
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	119,400	6,824
Semiconductors & Semiconductor Equipment - 7.7%
Agere Systems, Inc.:
Class A (a)	8,747,650	10,585
Class B (a)	7,123,641	8,477
Altera Corp. (a)	2,304,800	43,607
Analog Devices, Inc.	1,353,200	46,983
ASML Holding NV (NY Shares) (a)	2,680,124	34,681
Broadcom Corp. Class A (a)	345,200	9,369
Cypress Semiconductor Corp. (a)	1,435,900	14,014
Fairchild Semiconductor International, Inc. (a)	1,599,800	19,726
Freescale Semiconductor, Inc. Class A	3,195,800	44,422
Integrated Circuit Systems, Inc. (a)	1,614,241	35,481
Integrated Device Technology, Inc. (a)	1,420,200	15,210
Intel Corp.	4,681,700	99,673
International Rectifier Corp. (a)	314,300	10,328
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	2,811,536	$ 49,005
KLA-Tencor Corp. (a)	1,080,600	40,371
Lam Research Corp. (a)	1,108,500	23,888
Linear Technology Corp.	135,700	4,854
LSI Logic Corp. (a)	3,207,500	15,492
Maxim Integrated Products, Inc.	110,600	4,803
MediaTek, Inc.	2,788,268	19,737
Microchip Technology, Inc.	699,300	18,455
ON Semiconductor Corp. (a)	3,202,200	9,543
PMC-Sierra, Inc. (a)	2,588,000	24,172
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,756,150	43,459
Teradyne, Inc. (a)	1,329,500	17,111
Texas Instruments, Inc.	1,523,300	29,765
Tokyo Electron Ltd.	396,800	20,413
United Microelectronics Corp. sponsored ADR (a)	3,613,566	13,732
Xilinx, Inc.	1,518,300	41,647
		769,003
Software - 5.7%
Adobe Systems, Inc.	448,333	20,565
Cadence Design Systems, Inc. (a)	3,441,300	42,775
Compuware Corp. (a)	1,254,074	5,681
Microsoft Corp.	9,271,344	253,108
Novell, Inc. (a)	4,670,874	27,558
Oracle Corp. (a)	7,183,509	71,620
SAP AG sponsored ADR	1,319,500	48,109
Symantec Corp. (a)	371,312	17,808
Take-Two Interactive Software, Inc. (a)	1,145,300	37,509
VERITAS Software Corp. (a)	2,812,944	47,032
		571,765
TOTAL INFORMATION TECHNOLOGY		3,298,247
MATERIALS - 0.5%
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	569,151	10,097
Metals & Mining - 0.4%
Arch Coal, Inc.	389,000	12,537
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
CONSOL Energy, Inc.	205,200	$ 6,583
Massey Energy Co.	703,200	19,352
		38,472
TOTAL MATERIALS		48,569
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	1,836,900	42,598
TOTAL COMMON STOCKS (Cost $9,598,367)		9,805,446
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	72,500	30
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (e)	664,000	2,324
TOTAL PREFERRED STOCKS (Cost $4,770)		2,354
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (d)	$ 1,510	1,788
TOTAL CONVERTIBLE BONDS (Cost $1,510)		1,788
Money Market Funds - 2.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.53% (b)	215,925,865	$ 215,926
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	36,213,862	36,214
TOTAL MONEY MARKET FUNDS (Cost $252,140)		252,140
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $9,856,787)		10,061,728
NET OTHER ASSETS - (0.5)%		(52,181)
NET ASSETS - 100%		$ 10,009,547
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,788,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,354,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,250
Geneprot, Inc. Series A	7/7/00	$ 3,652
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $9,935,765,000. Net unrealized appreciation aggregated $125,963,000, of which $940,130,000 related to appreciated investment securities and $814,167,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

ALSF-QTLY-1004

1.805758.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.9%
Dana Corp.	15,900	$ 300,033
TRW Automotive Holdings Corp.	47,700	928,719
		1,228,752
Hotels, Restaurants & Leisure - 1.2%
Friendly Ice Cream Corp. (a)	41,076	441,156
Prime Hospitality Corp. (a)	2,900	34,858
Sunterra Corp. (a)	28,600	279,422
Volume Services America Holdings, Inc. Income Deposit Security	30,815	448,050
Wyndham International, Inc. Class A (a)	464,500	436,630
		1,640,116
Household Durables - 1.7%
Juno Lighting, Inc.	86,453	2,461,230
Media - 9.0%
Cablevision Systems Corp. - NY Group Class A (a)	19,900	368,548
Cumulus Media, Inc. Class A (a)	92,300	1,393,730
EchoStar Communications Corp. Class A (a)	43,490	1,332,969
Emmis Communications Corp. Class A (a)	16,000	308,000
Gray Television, Inc.	103,900	1,427,586
LodgeNet Entertainment Corp. (a)	11,800	171,808
News Corp. Ltd. sponsored ADR	7,734	230,087
Nexstar Broadcasting Group, Inc.	244,700	1,991,858
NTL, Inc. (a)	68,084	3,697,642
PRIMEDIA, Inc. (a)	26,800	55,476
Regal Entertainment Group Class A	100	1,842
The DIRECTV Group, Inc. (a)	58,150	922,841
Time Warner, Inc. (a)	22,600	369,510
UnitedGlobalCom, Inc. Class A (a)	39,040	265,472
		12,537,369
Specialty Retail - 0.6%
AutoNation, Inc. (a)	20,200	332,088
Gap, Inc.	26,600	498,484
		830,572
TOTAL CONSUMER DISCRETIONARY		18,698,039
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 2.1%
Koninklijke Ahold NV sponsored ADR	109,600	688,288
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co. (a)	28,700	$ 474,411
Pathmark Stores, Inc. (a)	117,740	833,599
Safeway, Inc. (a)	49,700	1,003,940
		3,000,238
Food Products - 0.5%
Kellogg Co.	15,100	633,898
Personal Products - 0.5%
Revlon, Inc. Class A (a)	266,925	712,690
TOTAL CONSUMER STAPLES		4,346,826
ENERGY - 27.4%
Energy Equipment & Services - 3.4%
Grant Prideco, Inc. (a)	48,400	884,268
Grey Wolf, Inc. (a)	106,500	452,625
Hanover Compressor Co. (a)	38,500	443,905
Nabors Industries Ltd. (a)	11,800	520,380
Petroleum Geo-Services ASA ADR (a)	29,316	1,154,022
Pride International, Inc. (a)	9,900	181,764
Rowan Companies, Inc. (a)	24,900	605,568
Universal Compression Holdings, Inc. (a)	15,300	501,993
		4,744,525
Oil & Gas - 24.0%
Burlington Resources, Inc.	77,300	2,800,579
Chesapeake Energy Corp.	159,300	2,250,909
Comstock Resources, Inc. (a)	25,300	466,279
Forest Oil Corp. (a)	193,000	5,027,650
Frontline Ltd.	14,700	550,906
Frontline Ltd. (NY Shares)	6,600	248,292
General Maritime Corp. (a)	259,600	7,081,888
Houston Exploration Co. (a)	7,700	395,395
OMI Corp.	180,800	2,299,776
Range Resources Corp.	272,100	4,081,500
Ship Finance International Ltd.	5,325	93,188
Teekay Shipping Corp.	231,300	8,107,065
		33,403,427
TOTAL ENERGY		38,147,952
Common Stocks - continued
	Shares	Value
FINANCIALS - 3.1%
Consumer Finance - 0.5%
Metris Companies, Inc.	88,400	$ 723,112
Insurance - 2.2%
American Financial Group, Inc., Ohio	87,000	2,562,150
UnumProvident Corp.	32,300	522,614
		3,084,764
Real Estate - 0.0%
Equity Office Properties Trust	500	14,280
Thrifts & Mortgage Finance - 0.4%
Capital Crossing Bank (a)	21,000	490,350
TOTAL FINANCIALS		4,312,506
HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	15,300	467,262
Health Care Providers & Services - 1.5%
DaVita, Inc. (a)	69,600	2,109,576
Pharmaceuticals - 2.1%
Elan Corp. PLC sponsored ADR (a)	128,200	2,901,166
TOTAL HEALTH CARE		5,478,004
INDUSTRIALS - 9.9%
Aerospace & Defense - 0.5%
BE Aerospace, Inc. (a)	33,000	349,800
Goodrich Corp.	10,800	343,008
		692,808
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	7,400	127,872
Airlines - 1.8%
America West Holding Corp. Class B (a)	57,600	380,160
AMR Corp. (a)	230,270	2,058,614
Northwest Airlines Corp. (a)	7,500	70,650
		2,509,424
Building Products - 2.1%
American Standard Companies, Inc. (a)	72,900	2,741,769
Royal Group Technologies Ltd. (sub. vtg.) (a)	20,400	186,465
		2,928,234
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.0%
Republic Services, Inc.	1,000	$ 27,950
Industrial Conglomerates - 3.6%
Tyco International Ltd.	161,700	5,064,444
Machinery - 0.6%
Terex Corp. (a)	17,800	643,114
Thermadyne Holdings Corp. (a)	5,100	61,710
Timken Co.	7,200	167,400
		872,224
Road & Rail - 1.2%
Central Freight Lines, Inc.	129,271	863,530
Kansas City Southern (a)	50,500	757,500
		1,621,030
TOTAL INDUSTRIALS		13,843,986
INFORMATION TECHNOLOGY - 4.2%
Communications Equipment - 0.5%
Motorola, Inc.	40,500	654,075
Electronic Equipment & Instruments - 1.7%
DDi Corp. (a)	163,300	921,012
Merix Corp. (a)	30,600	304,776
Solectron Corp. (a)	39,200	202,272
Viasystems Group, Inc. (a)	7,990	143,820
Viasystems Group, Inc. (a)(e)	47,440	853,920
		2,425,800
Semiconductors & Semiconductor Equipment - 2.0%
Conexant Systems, Inc. (a)	72,300	107,727
Freescale Semiconductor, Inc. Class A	26,000	361,400
ON Semiconductor Corp. (a)	783,600	2,335,128
		2,804,255
TOTAL INFORMATION TECHNOLOGY		5,884,130
MATERIALS - 7.2%
Chemicals - 0.4%
Rhodia SA ADR	454,400	577,088
Construction Materials - 0.6%
Texas Industries, Inc.	19,000	832,200
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 3.6%
Owens-Illinois, Inc. (a)	119,500	$ 1,917,975
Packaging Corp. of America	1,870	42,823
Pactiv Corp. (a)	70,900	1,676,785
Sealed Air Corp. (a)	11,400	559,968
Smurfit-Stone Container Corp. (a)	49,000	869,260
		5,066,811
Metals & Mining - 0.7%
Barrick Gold Corp.	500	10,016
Freeport-McMoRan Copper & Gold, Inc. Class B	22,570	849,309
Haynes Holdings, Inc. (a)(e)	32,854	13,142
Oregon Steel Mills, Inc. (a)	1,600	23,168
		895,635
Paper & Forest Products - 1.9%
Georgia-Pacific Corp.	22,600	767,948
International Paper Co.	23,100	924,462
Weyerhaeuser Co.	15,800	987,658
		2,680,068
TOTAL MATERIALS		10,051,802
TELECOMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 3.8%
Call-Net Enterprises, Inc. Class B (a)	300,000	639,829
Covad Communications Group, Inc. (a)	70,609	103,089
Level 3 Communications, Inc. (a)	242,000	634,040
Qwest Communications International, Inc. (a)	1,173,200	3,390,548
Telewest Global, Inc. (a)	48,783	563,444
XO Communications, Inc. (a)	7,300	25,331
		5,356,281
Wireless Telecommunication Services - 6.5%
Crown Castle International Corp. (a)	47,100	674,001
Nextel Communications, Inc. Class A (a)	302,500	7,014,975
NII Holdings, Inc. (a)	12,900	472,785
SpectraSite, Inc. (a)	5	225
Triton PCS Holdings, Inc. Class A (a)	353,400	865,830
		9,027,816
TOTAL TELECOMMUNICATION SERVICES		14,384,097
Common Stocks - continued
	Shares	Value
UTILITIES - 9.7%
Electric Utilities - 0.0%
Allegheny Energy, Inc. (a)	500	$ 7,345
Multi-Utilities & Unregulated Power - 9.7%
AES Corp. (a)	909,700	9,178,871
Aquila, Inc. (a)	88,200	260,190
CMS Energy Corp. (a)	417,000	4,003,200
		13,442,261
TOTAL UTILITIES		13,449,606
TOTAL COMMON STOCKS (Cost $113,208,722)		128,596,948
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	2,800	122,500
Nonconvertible Preferred Stocks - 0.4%
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Doane Pet Care Co. 14.25% pay-in-kind (a)	12,495	599,760
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	10	48
TOTAL NONCONVERTIBLE PREFERRED STOCKS		599,808
TOTAL PREFERRED STOCKS (Cost $681,796)		722,308
Convertible Bonds - 0.0%
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. 6% 9/15/09	$ 135,000	$ 72,225
TOTAL CONVERTIBLE BONDS (Cost $85,063)		72,225
Floating Rate Loans - 1.0%

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
McLeodUSA, Inc.:
revolver loan 4.6533% 5/31/07 (d)	450,726	205,080
Tranche A term loan 4.6539% 5/31/07 (d)	1,171,591	533,074
Tranche B term loan 5.4% 5/30/08 (d)	1,416,002	644,281
		1,382,435
TOTAL FLOATING RATE LOANS (Cost $2,112,640)		1,382,435
Money Market Funds - 9.9%
	Shares
Fidelity Cash Central Fund, 1.53% (b)	8,313,444	8,313,444
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	5,492,425	5,492,425
TOTAL MONEY MARKET FUNDS (Cost $13,805,869)		13,805,869
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $129,894,090)		144,579,785
NET OTHER ASSETS - (3.6)%		(5,048,282)
NET ASSETS - 100%		$ 139,531,503
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $867,062 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Haynes Holdings, Inc.	5/2/03	$ 45,996
Viasystems Group, Inc.	2/13/04	$ 954,730
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $129,846,927. Net unrealized appreciation aggregated $14,732,858, of which $26,841,170 related to appreciated investment securities and $12,108,312 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

ATQG-QTLY-1004

1.805773.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 1.9%
Harley-Davidson, Inc.	7,600	$ 463,752
Hotels, Restaurants & Leisure - 0.6%
Kerzner International Ltd. (a)	3,200	142,816
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	1,000	86,540
Media - 4.7%
Clear Channel Communications, Inc.	1,600	53,616
Fox Entertainment Group, Inc. Class A (a)	1,900	51,566
Getty Images, Inc. (a)	1,900	105,355
Lamar Advertising Co. Class A (a)	7,500	327,675
Radio One, Inc. Class D (non-vtg.) (a)	5,500	85,800
Spanish Broadcasting System, Inc. Class A (a)	28,500	249,660
Univision Communications, Inc. Class A (a)	4,100	135,300
Viacom, Inc. Class B (non-vtg.)	1,950	64,955
Walt Disney Co.	2,300	51,635
		1,125,562
Specialty Retail - 0.3%
Best Buy Co., Inc.	600	27,912
Ross Stores, Inc.	2,100	44,415
		72,327
Textiles Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	1,200	90,372
TOTAL CONSUMER DISCRETIONARY		1,981,369
CONSUMER STAPLES - 13.2%
Beverages - 3.4%
Anheuser-Busch Companies, Inc.	2,400	126,720
PepsiCo, Inc.	7,900	395,000
The Coca-Cola Co.	6,300	281,673
		803,393
Food & Staples Retailing - 3.1%
CVS Corp.	4,700	188,000
Wal-Mart Stores, Inc.	8,500	447,695
Walgreen Co.	3,200	116,640
		752,335
Food Products - 0.1%
Bunge Ltd.	800	31,912
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 5.7%
Colgate-Palmolive Co.	9,800	$ 529,200
Procter & Gamble Co.	15,100	845,147
		1,374,347
Personal Products - 0.9%
Gillette Co.	5,230	222,275
TOTAL CONSUMER STAPLES		3,184,262
ENERGY - 3.7%
Energy Equipment & Services - 3.2%
BJ Services Co.	9,100	437,255
Nabors Industries Ltd. (a)	3,100	136,710
Pride International, Inc. (a)	11,200	205,632
		779,597
Oil & Gas - 0.5%
Quicksilver Resources, Inc. (a)	3,900	109,863
TOTAL ENERGY		889,460
FINANCIALS - 7.7%
Capital Markets - 0.2%
Harris & Harris Group, Inc. (a)	4,800	42,960
Commercial Banks - 0.4%
Wachovia Corp.	2,100	98,511
Consumer Finance - 1.0%
American Express Co.	2,400	120,048
MBNA Corp.	5,200	125,528
		245,576
Diversified Financial Services - 0.8%
Citigroup, Inc.	3,900	181,662
Insurance - 3.8%
ACE Ltd.	3,000	115,650
American International Group, Inc.	11,300	805,012
		920,662
Thrifts & Mortgage Finance - 1.5%
Fannie Mae	1,800	134,010
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Golden West Financial Corp., Delaware	1,100	$ 119,053
New York Community Bancorp, Inc.	5,000	106,750
		359,813
TOTAL FINANCIALS		1,849,184
HEALTH CARE - 31.3%
Biotechnology - 5.0%
Amgen, Inc. (a)	2,800	166,012
Biogen Idec, Inc. (a)	900	53,397
Cephalon, Inc. (a)	2,300	108,123
Charles River Laboratories International, Inc. (a)	1,400	60,970
Corgentech, Inc.	3,500	47,215
Genentech, Inc. (a)	6,400	312,192
Harvard Bioscience, Inc. (a)	17,400	85,608
ImmunoGen, Inc. (a)	17,700	90,093
Millennium Pharmaceuticals, Inc. (a)	8,400	99,876
Nanogen, Inc. (a)	6,400	26,752
ONYX Pharmaceuticals, Inc. (a)	1,000	37,140
OSI Pharmaceuticals, Inc. (a)	800	47,672
Protein Design Labs, Inc. (a)	2,800	51,324
Serologicals Corp. (a)	600	12,564
		1,198,938
Health Care Equipment & Supplies - 6.1%
Biomet, Inc.	1,300	59,345
Biosite, Inc. (a)	600	28,410
Cholestech Corp. (a)	10,700	77,147
Dade Behring Holdings, Inc. (a)	1,500	78,855
Fisher Scientific International, Inc. (a)	2,400	136,728
Illumina, Inc. (a)	27,400	157,550
Invacare Corp.	1,000	44,270
Kinetic Concepts, Inc.	1,500	74,655
Medtronic, Inc.	11,300	562,175
ResMed, Inc. (a)	1,500	71,655
Smith & Nephew PLC	5,400	49,086
St. Jude Medical, Inc. (a)	1,100	73,975
Synthes, Inc.	645	68,993
		1,482,844
Health Care Providers & Services - 2.7%
Henry Schein, Inc. (a)	2,100	130,788
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	4,300	$ 133,085
Pediatrix Medical Group, Inc. (a)	800	56,080
ProxyMed, Inc. (a)	2,800	25,340
UnitedHealth Group, Inc.	2,760	182,519
WebMD Corp. (a)	16,600	120,848
		648,660
Pharmaceuticals - 17.5%
Abbott Laboratories	4,400	183,436
Barr Pharmaceuticals, Inc. (a)	5,600	219,912
Eli Lilly & Co.	2,900	184,005
Endo Pharmaceuticals Holdings, Inc. (a)	8,600	145,856
Forest Laboratories, Inc. (a)	700	32,095
IVAX Corp. (a)	9,750	188,760
Johnson & Johnson	7,160	415,996
Merck & Co., Inc.	8,300	373,251
Pfizer, Inc.	41,120	1,343,390
Schering-Plough Corp.	39,800	734,708
Watson Pharmaceuticals, Inc. (a)	2,600	71,604
Wyeth	8,900	325,473
		4,218,486
TOTAL HEALTH CARE		7,548,928
INDUSTRIALS - 4.8%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	10,100	363,398
Lockheed Martin Corp.	1,000	53,780
The Boeing Co.	1,900	99,218
		516,396
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	1,800	131,490
Building Products - 0.3%
Trex Co., Inc. (a)	1,900	82,346
Industrial Conglomerates - 1.7%
General Electric Co.	12,800	419,712
TOTAL INDUSTRIALS		1,149,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 2.4%
Brocade Communications Systems, Inc. (a)	7,600	$ 37,468
Cisco Systems, Inc. (a)	16,600	311,416
Comverse Technology, Inc. (a)	4,000	70,040
Juniper Networks, Inc. (a)	1,500	34,335
Powerwave Technologies, Inc. (a)	7,200	43,560
QUALCOMM, Inc.	2,000	76,100
		572,919
Computers & Peripherals - 6.4%
Dell, Inc. (a)	28,500	992,940
Electronics for Imaging, Inc. (a)	8,900	176,932
EMC Corp. (a)	9,500	102,315
UNOVA, Inc. (a)	19,200	279,936
		1,552,123
Electronic Equipment & Instruments - 6.1%
Benchmark Electronics, Inc. (a)	4,500	129,420
Flextronics International Ltd. (a)	36,400	451,724
Jabil Circuit, Inc. (a)	19,000	391,970
National Instruments Corp.	1,300	33,891
Solectron Corp. (a)	63,900	329,724
Symbol Technologies, Inc.	5,700	73,530
Veeco Instruments, Inc. (a)	2,700	52,272
		1,462,531
Internet Software & Services - 1.1%
Yahoo!, Inc. (a)	9,700	276,547
IT Services - 0.4%
First Data Corp.	2,100	88,725
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	2,550	145,733
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	1,700	59,024
Cree, Inc. (a)	3,200	80,032
Freescale Semiconductor, Inc. Class A	4,800	66,720
Integrated Circuit Systems, Inc. (a)	3,800	83,524
Intersil Corp. Class A	17,300	301,539
Varian Semiconductor Equipment Associates, Inc. (a)	5,000	140,000
		730,839
Software - 6.4%
Cadence Design Systems, Inc. (a)	7,200	89,496
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	51,200	$ 1,397,760
Siebel Systems, Inc. (a)	7,800	59,358
		1,546,614
TOTAL INFORMATION TECHNOLOGY		6,376,031
MATERIALS - 2.8%
Chemicals - 1.7%
Dow Chemical Co.	2,300	98,463
Ferro Corp.	4,600	94,484
NOVA Chemicals Corp.	3,000	97,345
Olin Corp.	6,400	108,096
		398,388
Containers & Packaging - 0.7%
Pactiv Corp. (a)	6,900	163,185
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,100	41,393
Massey Energy Co.	2,200	60,544
		101,937
TOTAL MATERIALS		663,510
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. (a)	1,200	17,544
TOTAL COMMON STOCKS (Cost $24,493,709)		23,660,232
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 1.53% (b)	150,570	150,570
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	48,625	48,625
TOTAL MONEY MARKET FUNDS (Cost $199,195)		199,195
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.58%, dated 8/31/04 due 9/1/04) (Cost $48,000)	$ 48,002	$ 48,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $24,740,904)		23,907,427
NET OTHER ASSETS - 0.8%		197,932
NET ASSETS - 100%		$ 24,105,359
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $24,805,987. Net unrealized depreciation aggregated $898,560, of which $1,275,199 related to appreciated investment securities and $2,173,759 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

AFIF-QTLY-1004

1.805762.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.1%
Gentex Corp.	1,900	$ 65,246
Hotels, Restaurants & Leisure - 6.6%
Carnival Corp. unit	50,000	2,289,500
Kerzner International Ltd. (a)	32,700	1,459,401
Krispy Kreme Doughnuts, Inc. (a)	52,700	678,776
		4,427,677
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	11,700	446,238
Media - 6.5%
Clear Channel Communications, Inc.	74,600	2,499,846
Radio One, Inc. Class D (non-vtg.) (a)	85,625	1,335,750
The DIRECTV Group, Inc. (a)	29,300	464,991
		4,300,587
Multiline Retail - 0.5%
Kohl's Corp. (a)	7,400	366,152
Specialty Retail - 2.0%
Best Buy Co., Inc.	5,600	260,512
Chico's FAS, Inc. (a)	4,900	200,410
Ross Stores, Inc.	24,200	511,830
Weight Watchers International, Inc. (a)	9,300	363,072
		1,335,824
TOTAL CONSUMER DISCRETIONARY		10,941,724
ENERGY - 4.1%
Energy Equipment & Services - 4.1%
BJ Services Co.	24,900	1,196,445
Nabors Industries Ltd. (a)	34,400	1,517,040
		2,713,485
FINANCIALS - 13.4%
Commercial Banks - 1.7%
Wells Fargo & Co.	19,500	1,145,625
Consumer Finance - 4.7%
American Express Co.	50,100	2,506,002
First Marblehead Corp.	14,600	604,002
		3,110,004
Diversified Financial Services - 1.6%
Citigroup, Inc.	22,600	1,052,708
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.0%
AFLAC, Inc.	30,500	$ 1,223,050
American International Group, Inc.	20,400	1,453,296
		2,676,346
Thrifts & Mortgage Finance - 1.4%
New York Community Bancorp, Inc.	44,400	947,940
TOTAL FINANCIALS		8,932,623
HEALTH CARE - 14.7%
Biotechnology - 2.0%
Angiotech Pharmaceuticals, Inc. (a)	38,400	659,865
Genentech, Inc. (a)	13,600	663,408
		1,323,273
Health Care Equipment & Supplies - 1.7%
DENTSPLY International, Inc.	1,300	66,235
ResMed, Inc. (a)	21,900	1,046,163
St. Jude Medical, Inc. (a)	300	20,175
		1,132,573
Health Care Providers & Services - 2.2%
Henry Schein, Inc. (a)	7,000	435,960
UnitedHealth Group, Inc.	15,800	1,044,854
		1,480,814
Pharmaceuticals - 8.8%
Barr Pharmaceuticals, Inc. (a)	11,900	467,313
Elan Corp. PLC sponsored ADR (a)	64,400	1,457,372
Pfizer, Inc.	92,800	3,031,776
Schering-Plough Corp.	50,200	926,692
		5,883,153
TOTAL HEALTH CARE		9,819,813
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.2%
Precision Castparts Corp.	20,300	1,118,327
The Boeing Co.	6,500	339,430
		1,457,757
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	300	12,801
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.9%
AirTran Holdings, Inc. (a)	50,900	$ 618,435
Commercial Services & Supplies - 4.9%
Korn/Ferry International (a)	33,000	586,410
Monster Worldwide, Inc. (a)	68,600	1,387,778
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	40,600	649,194
Universal Technical Institute, Inc.	23,300	637,954
		3,261,336
Industrial Conglomerates - 1.4%
3M Co.	10,900	897,724
TOTAL INDUSTRIALS		6,248,053
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	59,100	1,108,716
QUALCOMM, Inc.	24,400	928,420
		2,037,136
Computers & Peripherals - 3.5%
Dell, Inc. (a)	11,400	397,176
Seagate Technology	154,800	1,691,964
UNOVA, Inc. (a)	16,500	240,570
		2,329,710
Internet Software & Services - 3.3%
SkillSoft PLC sponsored ADR (a)	54,600	339,066
Yahoo!, Inc. (a)	65,400	1,864,554
		2,203,620
IT Services - 6.5%
Ceridian Corp. (a)	70,500	1,303,545
First Data Corp.	38,400	1,622,400
Infosys Technologies Ltd.	42,396	1,441,254
		4,367,199
Software - 7.5%
Microsoft Corp.	101,100	2,760,030
NAVTEQ Corp.	9,900	325,512
Siebel Systems, Inc. (a)	252,021	1,917,880
		5,003,422
TOTAL INFORMATION TECHNOLOGY		15,941,087
Common Stocks - continued
	Shares	Value
MATERIALS - 4.2%
Metals & Mining - 4.2%
Alcoa, Inc.	15,300	$ 495,414
Arch Coal, Inc.	38,500	1,240,855
Companhia Vale do Rio Doce sponsored ADR	13,300	768,341
Nucor Corp.	3,400	266,186
		2,770,796
TELECOMMUNICATION SERVICES - 4.6%
Wireless Telecommunication Services - 4.6%
Crown Castle International Corp. (a)	127,700	1,827,387
Vodafone Group PLC sponsored ADR	53,800	1,232,020
		3,059,407
TOTAL COMMON STOCKS (Cost $59,028,124)		60,426,988
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 1.53% (b)	3,576,403	3,576,403
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	1,643,625	1,643,625
TOTAL MONEY MARKET FUNDS (Cost $5,220,028)		5,220,028
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $64,248,152)		65,647,016
NET OTHER ASSETS - 1.5%		972,397
NET ASSETS - 100%		$ 66,619,413
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $64,419,453. Net unrealized appreciation aggregated $1,227,563, of which $5,828,668 related to appreciated investment securities and $4,601,105 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

AEV-QTLY-1004

1.805757.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Hotels, Restaurants & Leisure - 0.4%
Hilton Hotels Corp.	6,800	$ 121,380
Marriott International, Inc. Class A	3,610	171,295
		292,675
Household Durables - 0.3%
Blount International, Inc. (a)	25,000	271,250
Internet & Catalog Retail - 1.2%
IAC/InterActiveCorp (a)	41,350	943,194
Media - 6.0%
News Corp. Ltd. ADR	50,340	1,573,125
Omnicom Group, Inc.	16,470	1,133,301
The DIRECTV Group, Inc. (a)	15,500	245,985
Tribune Co.	8,600	359,050
Viacom, Inc. Class B (non-vtg.)	22,960	764,798
Washington Post Co. Class B	190	165,015
XM Satellite Radio Holdings, Inc. Class A (a)	25,590	702,957
		4,944,231
Multiline Retail - 0.7%
JCPenney Co., Inc.	15,990	612,737
TOTAL CONSUMER DISCRETIONARY		7,064,087
CONSUMER STAPLES - 5.3%
Beverages - 0.1%
The Coca-Cola Co.	1,250	55,888
Food & Staples Retailing - 3.0%
Albertsons, Inc.	18,780	461,612
Safeway, Inc. (a)	36,370	734,674
Wal-Mart Stores, Inc.	24,650	1,298,316
		2,494,602
Food Products - 0.7%
Hormel Foods Corp.	2,660	71,022
McCormick & Co., Inc. (non-vtg.)	15,730	527,742
		598,764
Household Products - 0.5%
Colgate-Palmolive Co.	6,580	355,320
Procter & Gamble Co.	1,330	74,440
		429,760
Personal Products - 0.2%
Gillette Co.	3,120	132,600
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.8%
Altria Group, Inc.	13,830	$ 676,979
TOTAL CONSUMER STAPLES		4,388,593
ENERGY - 11.9%
Energy Equipment & Services - 2.0%
ENSCO International, Inc.	27,700	807,732
Smith International, Inc. (a)	1,754	99,943
Weatherford International Ltd. (a)	16,450	762,293
		1,669,968
Oil & Gas - 9.9%
Ashland, Inc.	8,410	432,526
BP PLC sponsored ADR	21,900	1,176,030
Burlington Resources, Inc.	70,590	2,557,476
Exxon Mobil Corp.	86,090	3,968,749
		8,134,781
TOTAL ENERGY		9,804,749
FINANCIALS - 26.5%
Capital Markets - 3.2%
Bank of New York Co., Inc.	80	2,384
Charles Schwab Corp.	49,940	471,933
Morgan Stanley	17,240	874,585
Northern Trust Corp.	3,310	142,496
State Street Corp.	24,750	1,117,215
		2,608,613
Commercial Banks - 7.9%
Bank of America Corp.	63,680	2,864,326
Wachovia Corp.	36,299	1,702,786
Wells Fargo & Co.	33,680	1,978,700
		6,545,812
Consumer Finance - 1.0%
SLM Corp.	21,550	840,881
Diversified Financial Services - 5.5%
Citigroup, Inc.	55,560	2,587,985
J.P. Morgan Chase & Co.	48,481	1,918,878
		4,506,863
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.1%
AFLAC, Inc.	9,430	$ 378,143
AMBAC Financial Group, Inc.	5,770	435,635
American International Group, Inc.	35,790	2,549,680
		3,363,458
Real Estate - 1.3%
Capital Automotive (SBI)	6,740	208,064
Manufactured Home Communities, Inc.	25,700	860,179
		1,068,243
Thrifts & Mortgage Finance - 3.5%
Fannie Mae	38,820	2,890,149
TOTAL FINANCIALS		21,824,019
HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 1.9%
Guidant Corp.	3,790	226,642
Medtronic, Inc.	26,740	1,330,315
		1,556,957
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.	3,970	262,536
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	9,400	223,062
Johnson & Johnson	9,710	564,151
Pfizer, Inc.	65,930	2,153,933
		2,941,146
TOTAL HEALTH CARE		4,760,639
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.1%
Goodrich Corp.	40,020	1,271,035
Honeywell International, Inc.	12,790	460,184
Precision Castparts Corp.	14,770	813,679
		2,544,898
Air Freight & Logistics - 0.8%
Ryder System, Inc.	5,220	228,688
United Parcel Service, Inc. Class B	6,630	484,322
		713,010
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Career Education Corp. (a)	3,100	$ 95,604
Corinthian Colleges, Inc. (a)	4,700	53,439
		149,043
Industrial Conglomerates - 4.6%
General Electric Co.	115,590	3,790,196
Machinery - 2.1%
Caterpillar, Inc.	14,220	1,033,794
Dover Corp.	18,250	688,573
		1,722,367
Road & Rail - 3.6%
Landstar System, Inc. (a)	19,060	1,000,269
Norfolk Southern Corp.	70,020	1,988,568
		2,988,837
TOTAL INDUSTRIALS		11,908,351
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.3%
Nokia Corp. sponsored ADR	22,800	270,864
Computers & Peripherals - 0.8%
International Business Machines Corp.	7,200	609,768
Internet Software & Services - 0.2%
Google, Inc. Class A	1,900	194,655
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	9,100	315,952
Applied Materials, Inc. (a)	17,500	278,075
Freescale Semiconductor, Inc. Class A	9,500	132,050
Intel Corp.	20,800	442,832
KLA-Tencor Corp. (a)	3,300	123,288
National Semiconductor Corp. (a)	8,300	110,639
Novellus Systems, Inc. (a)	4,800	117,264
Texas Instruments, Inc.	8,060	157,492
		1,677,592
Software - 2.1%
Microsoft Corp.	63,940	1,745,562
TOTAL INFORMATION TECHNOLOGY		4,498,441
Common Stocks - continued
	Shares	Value
MATERIALS - 5.6%
Chemicals - 4.2%
Air Products & Chemicals, Inc.	4,780	$ 250,376
Eastman Chemical Co.	42,120	1,959,844
FMC Corp. (a)	19,160	885,767
Lyondell Chemical Co.	18,600	366,234
		3,462,221
Containers & Packaging - 0.7%
Smurfit-Stone Container Corp. (a)	30,750	545,505
Metals & Mining - 0.7%
Alcoa, Inc.	8,220	266,164
International Steel Group, Inc.	7,860	238,944
Nucor Corp.	1,330	104,126
		609,234
TOTAL MATERIALS		4,616,960
TELECOMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 9.6%
SBC Communications, Inc.	73,640	1,899,176
Sprint Corp.	97,910	1,926,869
Verizon Communications, Inc.	104,310	4,094,162
		7,920,207
UTILITIES - 2.7%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	16,790	549,537
Entergy Corp.	19,610	1,182,483
Exelon Corp.	12,330	454,361
		2,186,381
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	380	16,089
TOTAL UTILITIES		2,202,470
TOTAL COMMON STOCKS (Cost $73,545,520)		78,988,516
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 1.53% (b)(c) (Cost $4,487,314)	4,487,314	$ 4,487,314
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $78,032,834)		83,475,830
NET OTHER ASSETS - (1.3)%		(1,100,264)
NET ASSETS - 100%		$ 82,375,566
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $78,151,809. Net unrealized appreciation aggregated $5,324,021, of which $7,008,839 related to appreciated investment securities and $1,684,818 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

ADGF-QTLY-1004

1.805738.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	582,800	$ 15,747
Media - 5.0%
Clear Channel Communications, Inc.	5,491,400	184,017
Lamar Advertising Co. Class A (a)	301,800	13,186
McGraw-Hill Companies, Inc.	32,600	2,469
News Corp. Ltd. sponsored ADR	778,900	23,172
Time Warner, Inc. (a)	903,486	14,772
		237,616
Specialty Retail - 4.8%
Home Depot, Inc.	6,149,595	224,829
Office Depot, Inc. (a)	84,400	1,351
Staples, Inc.	223,400	6,407
		232,587
TOTAL CONSUMER DISCRETIONARY		485,950
CONSUMER STAPLES - 7.9%
Beverages - 1.0%
PepsiCo, Inc.	451,035	22,552
The Coca-Cola Co.	588,300	26,303
		48,855
Food & Staples Retailing - 4.3%
CVS Corp.	2,462,600	98,504
Safeway, Inc. (a)	2,220,900	44,862
Wal-Mart Stores, Inc.	1,123,400	59,169
		202,535
Household Products - 0.3%
Kimberly-Clark Corp.	66,300	4,422
Procter & Gamble Co.	158,600	8,877
		13,299
Personal Products - 1.1%
Alberto-Culver Co.	1,043,600	50,395
Estee Lauder Companies, Inc. Class A	72,400	3,182
		53,577
Tobacco - 1.2%
Altria Group, Inc.	1,181,320	57,826
TOTAL CONSUMER STAPLES		376,092
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 4.3%
Energy Equipment & Services - 2.9%
Diamond Offshore Drilling, Inc.	1,121,600	$ 28,511
ENSCO International, Inc.	958,290	27,944
GlobalSantaFe Corp.	1,346,547	37,542
Nabors Industries Ltd. (a)	181,700	8,013
Transocean, Inc. (a)	1,255,900	38,556
		140,566
Oil & Gas - 1.4%
ChevronTexaco Corp.	444,300	43,319
ConocoPhillips	145,442	10,825
Exxon Mobil Corp.	277,200	12,779
		66,923
TOTAL ENERGY		207,489
FINANCIALS - 27.1%
Capital Markets - 3.7%
Bear Stearns Companies, Inc.	149,200	13,118
Greenhill & Co., Inc.	2,500	51
Lehman Brothers Holdings, Inc.	171,000	12,635
Merrill Lynch & Co., Inc.	827,300	42,250
Morgan Stanley	2,101,600	106,614
Nuveen Investments, Inc. Class A	163,400	4,657
		179,325
Commercial Banks - 3.1%
Bank of America Corp.	2,860,640	128,672
SouthTrust Corp.	173,500	7,174
Synovus Financial Corp.	321,400	8,164
Wachovia Corp.	129,800	6,089
		150,099
Consumer Finance - 0.5%
MBNA Corp.	935,300	22,578
Diversified Financial Services - 4.3%
Citigroup, Inc.	3,160,786	147,229
J.P. Morgan Chase & Co.	1,468,236	58,113
		205,342
Insurance - 9.2%
AFLAC, Inc.	98,000	3,930
AMBAC Financial Group, Inc.	335,500	25,330
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	4,091,992	$ 291,512
Hartford Financial Services Group, Inc.	854,600	52,267
MBIA, Inc.	284,900	16,316
MetLife, Inc.	979,400	36,483
PartnerRe Ltd.	90,300	4,635
St. Paul Travelers Companies, Inc.	273,642	9,493
		439,966
Thrifts & Mortgage Finance - 6.3%
Fannie Mae	3,215,880	239,422
Golden West Financial Corp., Delaware	40,900	4,427
Greenpoint Financial Corp.	145,400	6,405
MGIC Investment Corp.	412,730	28,177
New York Community Bancorp, Inc.	909,300	19,414
Sovereign Bancorp, Inc.	61,200	1,338
		299,183
TOTAL FINANCIALS		1,296,493
HEALTH CARE - 16.0%
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	488,500	14,919
Medtronic, Inc.	137,000	6,816
Respironics, Inc. (a)	95,200	5,065
Thermo Electron Corp. (a)	142,900	3,754
		30,554
Health Care Providers & Services - 3.9%
Cardinal Health, Inc.	3,927,405	177,519
Henry Schein, Inc. (a)	85,400	5,319
Service Corp. International (SCI) (a)	296,296	1,781
		184,619
Pharmaceuticals - 11.5%
Barr Pharmaceuticals, Inc. (a)	71,800	2,820
Johnson & Johnson	1,648,800	95,795
Merck & Co., Inc.	1,310,500	58,933
Pfizer, Inc.	6,573,300	214,750
Recordati Spa	79,300	1,524
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	1,292,360	$ 23,857
Wyeth	4,190,600	153,250
		550,929
TOTAL HEALTH CARE		766,102
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	228,700	12,299
Northrop Grumman Corp.	43,900	2,267
United Technologies Corp.	199,700	18,754
		33,320
Air Freight & Logistics - 0.1%
Ryder System, Inc.	56,400	2,471
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	137,900	3,490
ChoicePoint, Inc. (a)	306,533	12,951
NCO Group, Inc. (a)	341,700	8,734
		25,175
Industrial Conglomerates - 5.0%
General Electric Co.	5,181,420	169,899
Tyco International Ltd.	2,259,500	70,768
		240,667
Machinery - 0.6%
Ingersoll-Rand Co. Ltd. Class A	451,700	29,365
Road & Rail - 0.2%
CSX Corp.	211,600	6,682
Union Pacific Corp.	77,600	4,432
		11,114
TOTAL INDUSTRIALS		342,112
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	2,759,300	51,764
Comverse Technology, Inc. (a)	652,500	11,425
Motorola, Inc.	1,915,680	30,938
		94,127
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.1%
Dell, Inc. (a)	1,842,300	$ 64,186
Diebold, Inc.	103,400	5,055
Hewlett-Packard Co.	1,600,600	28,635
Sun Microsystems, Inc. (a)	871,300	3,346
		101,222
Electronic Equipment & Instruments - 0.5%
Flextronics International Ltd. (a)	534,600	6,634
Jabil Circuit, Inc. (a)	259,500	5,353
Sanmina-SCI Corp. (a)	567,300	3,926
Solectron Corp. (a)	2,110,100	10,888
		26,801
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	340,100	18,478
First Data Corp.	631,500	26,681
		45,159
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	176,900	6,142
Intel Corp.	1,778,760	37,870
KLA-Tencor Corp. (a)	35,800	1,337
Lam Research Corp. (a)	218,200	4,702
Linear Technology Corp.	45,199	1,617
Novellus Systems, Inc. (a)	36,700	897
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	555,693	4,195
United Microelectronics Corp. sponsored ADR (a)	1,123,309	4,269
Xilinx, Inc.	30,700	842
		61,871
Software - 5.6%
BEA Systems, Inc. (a)	1,311,548	8,656
Microsoft Corp.	9,071,723	247,658
VERITAS Software Corp. (a)	658,800	11,015
		267,329
TOTAL INFORMATION TECHNOLOGY		596,509
MATERIALS - 0.8%
Chemicals - 0.5%
Dow Chemical Co.	524,100	22,437
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Alcan, Inc.	238,000	$ 10,357
Paper & Forest Products - 0.1%
Bowater, Inc.	55,400	1,991
International Paper Co.	45,900	1,837
		3,828
TOTAL MATERIALS		36,622
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 6.6%
BellSouth Corp.	1,356,600	36,303
Qwest Communications International, Inc. (a)	7,574,100	21,889
SBC Communications, Inc.	7,826,400	201,843
Verizon Communications, Inc.	1,478,150	58,017
		318,052
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	772,500	17,914
TOTAL TELECOMMUNICATION SERVICES		335,966
UTILITIES - 1.1%
Electric Utilities - 1.0%
Entergy Corp.	173,400	10,456
FirstEnergy Corp.	539,600	21,714
PG&E Corp. (a)	544,300	15,888
		48,058
Gas Utilities - 0.0%
NiSource, Inc.	119,800	2,492
Multi-Utilities & Unregulated Power - 0.1%
Public Service Enterprise Group, Inc.	61,100	2,587
TOTAL UTILITIES		53,137
TOTAL COMMON STOCKS (Cost $4,414,075)		4,496,472
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
International Paper Capital Trust 5.25%	106,600	$ 5,317
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,421)		5,317
Corporate Bonds - 0.5%
	Principal Amount (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c)	$ 2,423	3,000
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Tyco International Group SA yankee 3.125% 1/15/23	11,630	17,864
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	2,130	1,792
TOTAL CONVERTIBLE BONDS		22,656
Nonconvertible Bonds - 0.0%
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp.:
9.375% 9/15/10	461	516
9.5% 6/1/09	153	171
		687
TOTAL CORPORATE BONDS (Cost $17,851)		23,343
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 1.23% to 1.34% 9/30/04 to 10/14/04 (Cost $5,293) (e)	5,300	5,292
Money Market Funds - 6.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.53% (b)(d) (Cost $313,573)	313,573,303	$ 313,573
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $4,756,213)		4,843,997
NET OTHER ASSETS - (1.1)%		(52,081)
NET ASSETS - 100%		$ 4,791,916
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
306 S&P 500 Index Contracts	Sept. 2004	$ 84,464	$ (662)

The face value of futures purchased as a percentage of net assets - 1.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,000,000 or 0.1% of net assets.

(d) Includes investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,292.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $4,781,120,000. Net unrealized appreciation aggregated $62,877,000, of which $391,041,000 related to appreciated investment securities and $328,164,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dynamic Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

ARG-QTLY-1004

1.805756.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 25.0%
Hotels, Restaurants & Leisure - 0.4%
Multimedia Games, Inc. (a)	85,300	$ 1,231,732
Household Durables - 2.0%
Harman International Industries, Inc.	55,600	5,375,964
Internet & Catalog Retail - 7.1%
Blue Nile, Inc.	31,000	807,240
GSI Commerce, Inc. (a)	25,000	233,000
IAC/InterActiveCorp (a)	248,800	5,675,128
Netflix, Inc. (a)	890,900	12,428,055
		19,143,423
Media - 14.5%
Clear Channel Communications, Inc.	169,700	5,686,647
EchoStar Communications Corp. Class A (a)	247,300	7,579,745
Fox Entertainment Group, Inc. Class A (a)	71,800	1,948,652
News Corp. Ltd. ADR	68,600	2,143,750
NTL, Inc. (a)	196,044	10,647,150
Omnicom Group, Inc.	15,500	1,066,555
Spanish Broadcasting System, Inc. Class A (a)	65,500	573,780
The DIRECTV Group, Inc. (a)	119,300	1,893,291
TiVo, Inc. (a)	76,900	330,670
Tribune Co.	7,700	321,475
Univision Communications, Inc. Class A (a)	160,700	5,303,100
Viacom, Inc. Class B (non-vtg.)	44,500	1,482,295
		38,977,110
Multiline Retail - 0.2%
Kmart Holding Corp. (a)	6,200	475,044
Specialty Retail - 0.8%
Chico's FAS, Inc. (a)	51,000	2,085,900
TOTAL CONSUMER DISCRETIONARY		67,289,173
ENERGY - 13.0%
Energy Equipment & Services - 12.2%
BJ Services Co.	39,600	1,902,780
ENSCO International, Inc.	181,400	5,289,624
Grant Prideco, Inc. (a)	243,100	4,441,437
Grey Wolf, Inc. (a)	151,900	645,575
National-Oilwell, Inc. (a)	66,900	2,000,310
Pride International, Inc. (a)	375,300	6,890,508
Rowan Companies, Inc. (a)	201,209	4,893,403
Smith International, Inc. (a)	8,600	490,028
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Varco International, Inc. (a)	59,400	$ 1,442,232
Weatherford International Ltd. (a)	106,701	4,944,524
		32,940,421
Oil & Gas - 0.8%
OMI Corp.	77,400	984,528
Valero Energy Corp.	15,400	1,016,862
		2,001,390
TOTAL ENERGY		34,941,811
FINANCIALS - 9.3%
Capital Markets - 4.5%
Ameritrade Holding Corp. (a)	315,500	3,593,545
Janus Capital Group, Inc.	84,600	1,162,404
Merrill Lynch & Co., Inc.	71,700	3,661,719
Morgan Stanley	74,800	3,794,604
		12,212,272
Diversified Financial Services - 3.6%
Citigroup, Inc.	100,000	4,658,000
J.P. Morgan Chase & Co.	123,900	4,903,962
		9,561,962
Insurance - 1.2%
AFLAC, Inc.	27,100	1,086,710
American International Group, Inc.	31,300	2,229,812
		3,316,522
TOTAL FINANCIALS		25,090,756
HEALTH CARE - 11.8%
Biotechnology - 4.0%
Axonyx, Inc. (a)	175,000	743,750
Biogen Idec, Inc. (a)	15,400	913,682
Genentech, Inc. (a)	114,400	5,580,432
ImClone Systems, Inc. (a)	50,000	2,664,000
Millennium Pharmaceuticals, Inc. (a)	38,500	457,765
ONYX Pharmaceuticals, Inc. (a)	1,000	37,140
OSI Pharmaceuticals, Inc. (a)	5,200	309,868
		10,706,637
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.4%
Cytyc Corp. (a)	13,100	$ 313,876
Zimmer Holdings, Inc. (a)	46,500	3,315,450
		3,629,326
Health Care Providers & Services - 6.4%
UnitedHealth Group, Inc.	245,100	16,208,464
WebMD Corp. (a)	153,900	1,120,392
		17,328,856
TOTAL HEALTH CARE		31,664,819
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.4%
Lockheed Martin Corp.	121,800	6,550,404
Airlines - 0.6%
AirTran Holdings, Inc. (a)	44,400	539,460
Delta Air Lines, Inc. (a)	250,100	1,010,404
Frontier Airlines, Inc. (a)	1,500	13,500
		1,563,364
Commercial Services & Supplies - 4.3%
Career Education Corp. (a)	123,300	3,802,572
Cendant Corp.	196,200	4,243,806
Monster Worldwide, Inc. (a)	178,200	3,604,986
		11,651,364
TOTAL INDUSTRIALS		19,765,132
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 4.3%
Alcatel SA sponsored ADR (a)	104,100	1,221,093
Cisco Systems, Inc. (a)	77,300	1,450,148
Motorola, Inc.	30,200	487,730
Research in Motion Ltd. (a)	63,200	3,809,282
Scientific-Atlanta, Inc.	72,500	1,974,900
Sycamore Networks, Inc. (a)	115,400	439,674
Telefonaktiebolaget LM Ericsson ADR (a)	78,300	2,117,232
		11,500,059
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.7%
Seagate Technology	115,400	$ 1,261,322
Western Digital Corp. (a)	96,200	717,652
		1,978,974
Electronic Equipment & Instruments - 0.8%
Flextronics International Ltd. (a)	185,300	2,299,573
Internet Software & Services - 8.7%
EarthLink, Inc. (a)	62,700	627,627
Google, Inc. Class A	23,900	2,448,555
j2 Global Communications, Inc. (a)	134,400	3,394,944
NetRatings, Inc. (a)	153,858	2,378,645
United Online, Inc. (a)	1,121,950	10,748,281
Yahoo Japan Corp. (a)	225	2,162,570
Yahoo!, Inc. (a)	53,900	1,536,689
		23,297,311
IT Services - 3.1%
Affiliated Computer Services, Inc. Class A (a)	137,400	7,464,942
Cognizant Technology Solutions Corp. Class A (a)	30,700	841,794
		8,306,736
Semiconductors & Semiconductor Equipment - 7.2%
Analog Devices, Inc.	61,200	2,124,864
Applied Materials, Inc. (a)	96,700	1,536,563
ASML Holding NV (NY Shares) (a)	70,300	909,682
Asyst Technologies, Inc. (a)	77,300	352,488
Intel Corp.	61,600	1,311,464
KLA-Tencor Corp. (a)	137,300	5,129,528
Lam Research Corp. (a)	47,700	1,027,935
Micron Technology, Inc. (a)	96,200	1,107,262
ON Semiconductor Corp. (a)	193,300	576,034
PMC-Sierra, Inc. (a)	56,600	528,644
Teradyne, Inc. (a)	362,700	4,667,949
		19,272,413
Software - 1.1%
Microsoft Corp.	24,000	655,200
Oracle Corp. (a)	38,500	383,845
Take-Two Interactive Software, Inc. (a)	57,900	1,896,225
		2,935,270
TOTAL INFORMATION TECHNOLOGY		69,590,336
Common Stocks - continued
	Shares	Value
MATERIALS - 5.0%
Chemicals - 2.1%
Lyondell Chemical Co.	239,700	$ 4,719,693
NOVA Chemicals Corp.	26,900	872,864
		5,592,557
Metals & Mining - 2.9%
Apex Silver Mines Ltd. (a)	141,600	2,803,680
Freeport-McMoRan Copper & Gold, Inc. Class B	14,200	534,346
Newmont Mining Corp.	34,600	1,535,894
Nucor Corp.	19,300	1,510,997
Pan American Silver Corp. (a)	93,200	1,377,927
		7,762,844
TOTAL MATERIALS		13,355,401
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
Nextel Communications, Inc. Class A (a)	62,300	1,444,737
Telesystem International Wireless, Inc. (a)	77,400	725,155
Western Wireless Corp. Class A (a)	57,600	1,445,184
		3,615,076
TOTAL COMMON STOCKS (Cost $285,836,144)		265,312,504
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	2,200	924
Procket Networks, Inc. Series C (a)(d)	202,511	2
		926
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,033,935)		926
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 1.53% (b)(c) (Cost $14,853,623)	14,853,623	$ 14,853,623
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $302,723,702)		280,167,053
NET OTHER ASSETS - (4.1)%		(10,971,143)
NET ASSETS - 100%		$ 269,195,910
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $926 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $305,425,178. Net unrealized depreciation aggregated $25,258,125, of which $17,284,205 related to appreciated investment securities and $42,542,330 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Strategies Fund

(A Class of Fidelity Advisor
Value Strategies Fund)

August 31, 2004

SOI-QTLY-1004

1.806763.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.5%
Auto Components - 2.4%
American Axle & Manufacturing Holdings, Inc.	758,900	$ 25,719
ArvinMeritor, Inc.	123,500	2,359
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	206,000	1,716
Lear Corp.	110,000	5,927
TRW Automotive Holdings Corp.	549,600	10,701
		46,422
Automobiles - 2.4%
Ford Motor Co.	1,000,000	14,110
Nissan Motor Co. Ltd.	3,000,000	32,734
		46,844
Hotels, Restaurants & Leisure - 6.9%
AFC Enterprises, Inc. (a)	800,000	15,312
Ameristar Casinos, Inc.	300,000	8,169
Domino's Pizza, Inc.	628,100	8,950
Isle of Capri Casinos, Inc. (a)	169,200	3,090
Jack in the Box, Inc. (a)	1,806,050	51,003
Mikohn Gaming Corp. (a)	125,000	569
WMS Industries, Inc. (a)(d)	2,301,300	46,509
		133,602
Household Durables - 8.8%
Beazer Homes USA, Inc.	526,063	51,370
Centex Corp.	200,000	9,154
D.R. Horton, Inc.	683,991	21,163
Lennar Corp.:
Class A	649,400	29,743
Class B	64,940	2,757
M/I Homes, Inc.	443,200	17,307
Maytag Corp.	1,140,000	23,062
Whirlpool Corp.	230,000	14,062
		168,618
Media - 1.5%
Carmike Cinemas, Inc. (d)	834,300	28,366
Specialty Retail - 2.2%
American Eagle Outfitters, Inc. (a)	277,400	9,237
Big Dog Holdings, Inc. (a)(d)	1,024,100	6,320
Borders Group, Inc.	940,000	22,466
Weight Watchers International, Inc. (a)	100,000	3,904
		41,927
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 2.3%
Jones Apparel Group, Inc.	1,222,900	$ 43,645
TOTAL CONSUMER DISCRETIONARY		509,424
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.2%
Koninklijke Ahold NV sponsored ADR	600,000	3,768
Safeway, Inc. (a)	990,000	19,998
		23,766
Food Products - 0.4%
Fresh Del Monte Produce, Inc.	300,000	7,776
TOTAL CONSUMER STAPLES		31,542
FINANCIALS - 13.2%
Insurance - 11.8%
ACE Ltd.	1,250,000	48,188
Allstate Corp.	390,000	18,412
AMBAC Financial Group, Inc.	100,000	7,550
American Equity Investment Life Holding Co.	1,482,200	13,562
AmerUs Group Co.	150,000	5,979
Assurant, Inc.	35,900	953
Axis Capital Holdings Ltd.	500,000	11,935
Endurance Specialty Holdings Ltd.	691,100	22,488
Everest Re Group Ltd.	60,700	4,259
Infinity Property & Casualty Corp.	200,000	5,484
MetLife, Inc.	720,000	26,820
Montpelier Re Holdings Ltd.	201,400	6,946
Safety Insurance Group, Inc.	200,000	4,280
Scottish Re Group Ltd.	46,900	996
St. Paul Travelers Companies, Inc.	450,736	15,636
United National Group Ltd. Class A	374,200	5,800
W.R. Berkley Corp.	700,000	28,266
		227,554
Real Estate - 0.1%
Levitt Corp. Class A	95,000	2,138
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.3%
Sovereign Bancorp, Inc.	1,138,200	$ 24,881
TOTAL FINANCIALS		254,573
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.8%
Sola International, Inc. (a)	811,200	15,656
Health Care Providers & Services - 0.4%
HealthSouth Corp. (a)	1,500,000	8,160
Pharmaceuticals - 0.8%
King Pharmaceuticals, Inc. (a)	260,000	3,240
Pain Therapeutics, Inc. (a)	1,050,000	7,350
Par Pharmaceutical Companies, Inc. (a)	100,000	4,104
		14,694
TOTAL HEALTH CARE		38,510
INDUSTRIALS - 11.4%
Building Products - 1.7%
NCI Building Systems, Inc. (a)	51,800	1,589
York International Corp.	962,100	31,326
		32,915
Commercial Services & Supplies - 2.8%
Central Parking Corp.	600,000	9,750
Hudson Highland Group, Inc. (a)	104,285	2,867
Kforce, Inc. (a)	412,335	2,709
Monster Worldwide, Inc. (a)	1,256,409	25,417
Vedior NV (Certificaten Van Aandelen)	915,000	12,479
		53,222
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV	400,000	11,856
Granite Construction, Inc.	450,000	10,260
		22,116
Electrical Equipment - 0.5%
Color Kinetics, Inc.	680,000	7,072
TB Wood's Corp. (d)	261,300	1,573
		8,645
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.6%
Tyco International Ltd.	990,500	$ 31,022
Machinery - 3.7%
Bucyrus International, Inc. Class A	9,100	241
Columbus McKinnon Corp. (a)	221,900	1,942
EnPro Industries, Inc. (a)	10,000	210
Milacron, Inc. (a)	300,580	1,022
Navistar International Corp. (a)	840,200	30,062
SPX Corp.	400,000	14,596
Timken Co.	1,000,000	23,250
		71,323
TOTAL INDUSTRIALS		219,243
INFORMATION TECHNOLOGY - 38.4%
Communications Equipment - 6.7%
3Com Corp. (a)	500,000	2,255
ADC Telecommunications, Inc. (a)	6,267,400	13,412
AudioCodes Ltd. (a)	820,000	9,291
Belden CDT, Inc. (a)	998,385	19,998
Endwave Corp. (a)	400,000	5,480
Enterasys Networks, Inc. (a)	2,552,000	4,594
Marconi Corp. PLC (a)	1,000,000	10,436
Netopia, Inc. (a)	400,000	1,018
NMS Communications Corp. (a)	1,329,421	6,381
Performance Technologies, Inc. (a)(d)	1,223,100	7,326
Powerwave Technologies, Inc. (a)	802,700	4,856
Telefonaktiebolaget LM Ericsson ADR (a)	1,180,000	31,907
Terayon Communication Systems, Inc. (a)(d)	7,116,500	11,600
Turnstone Systems, Inc.	1,142,100	11
Zhone Technologies, Inc. (a)	9,000	29
		128,594
Computers & Peripherals - 5.0%
EMC Corp. (a)	3,762,530	40,522
PalmOne, Inc. (a)	1,740,000	56,811
		97,333
Electronic Equipment & Instruments - 0.8%
AVX Corp.	490,000	5,674
Cherokee International Corp.	120,500	912
RadiSys Corp. (a)	100,000	1,160
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Richardson Electronics Ltd.	238,000	$ 1,983
Solectron Corp. (a)	1,100,000	5,676
		15,405
Internet Software & Services - 5.4%
Ariba, Inc. (a)	650,000	4,836
Art Technology Group, Inc. (a)	2,050,000	1,970
Google, Inc. Class A	87,800	8,995
iBasis, Inc. (a)	160,000	333
Interwoven, Inc. (a)(d)	2,264,075	17,184
Kana Software, Inc. (a)	1,096,300	1,699
Keynote Systems, Inc. (a)	872,451	11,743
Plumtree Software, Inc. (a)	1,400,000	4,704
Primus Knowledge Solutions, Inc. (a)	668,500	749
Retek, Inc. (a)	1,354,200	5,105
Selectica, Inc. (a)(d)	2,068,200	7,838
SonicWALL, Inc. (a)	2,600,000	14,040
Vignette Corp. (a)(d)	20,369,800	24,647
		103,843
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc. (a)	2,990,000	34,176
Agere Systems, Inc. Class A (a)	3,225,000	3,902
Applied Micro Circuits Corp. (a)	2,800,000	9,380
ASM International NV (Nasdaq) (a)	300,000	4,128
ASML Holding NV (NY Shares) (a)	800,000	10,352
Atmel Corp. (a)	3,520,100	12,285
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	1,890
Conexant Systems, Inc. (a)	2,719,800	4,053
Freescale Semiconductor, Inc. Class A	393,400	5,468
Hi/fn, Inc. (a)(d)	1,200,000	9,288
Integrated Device Technology, Inc. (a)	240,700	2,578
Mattson Technology, Inc. (a)	695,900	5,191
Mindspeed Technologies, Inc. (a)	199,999	606
MIPS Technologies, Inc. (a)	1,256,873	6,410
Omnivision Technologies, Inc. (a)	160,300	1,672
Pericom Semiconductor Corp. (a)	300,000	2,958
Samsung Electronics Co. Ltd.	20,500	8,029
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,423,014	18,294
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Transwitch Corp. (a)	2,688,400	$ 3,710
United Microelectronics Corp. sponsored ADR (a)	2,401,661	9,126
		153,496
Software - 12.5%
Activision, Inc. (a)	272,500	3,921
Actuate Corp. (a)(d)	3,975,000	12,442
Aspen Technology, Inc. (a)	1,476,100	8,547
Atari, Inc. (a)	2,000,000	2,940
BindView Development Corp. (a)	1,500,000	4,725
Concord Communications, Inc. (a)	400,000	3,464
i2 Technologies, Inc. (a)	20,261,000	14,791
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
MapInfo Corp. (a)(d)	1,290,192	12,425
PalmSource, Inc. (a)	174,441	3,927
RADWARE Ltd. (a)	400,000	7,500
Siebel Systems, Inc. (a)	1,500,000	11,415
Synopsys, Inc. (a)	324,200	5,174
Take-Two Interactive Software, Inc. (a)(d)	2,652,600	86,872
THQ, Inc. (a)(d)	2,560,000	48,614
Ulticom, Inc. (a)	1,503,000	14,369
		241,126
TOTAL INFORMATION TECHNOLOGY		739,797
MATERIALS - 4.5%
Chemicals - 1.8%
Eastman Chemical Co.	600,000	27,918
FMC Corp. (a)	50,000	2,312
Millennium Chemicals, Inc. (a)	180,900	3,374
		33,604
Construction Materials - 1.9%
Eagle Materials, Inc.	56,932	3,695
Eagle Materials, Inc. Class B	14,901	936
Texas Industries, Inc.	410,600	17,984
U.S. Concrete, Inc. (a)(d)	2,315,898	14,081
		36,696
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Anchor Glass Container Corp.	310,200	$ 2,587
Owens-Illinois, Inc. (a)	210,600	3,380
		5,967
Metals & Mining - 0.5%
POSCO sponsored ADR	100,000	3,618
Steel Dynamics, Inc.	189,900	5,955
		9,573
TOTAL MATERIALS		85,840
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Covad Communications Group, Inc. (a)	1,157,505	1,690
Teleglobe International Holdings Ltd. (a)	30,000	85
		1,775
Wireless Telecommunication Services - 0.2%
Telesystem International Wireless, Inc. (a)	500,000	4,684
TOTAL TELECOMMUNICATION SERVICES		6,459
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Sierra Pacific Resources (a)	500,000	4,300
TOTAL COMMON STOCKS (Cost $1,692,974)		1,889,688
Convertible Preferred Stocks - 0.5%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	2,400	1
UTILITIES - 0.5%
Electric Utilities - 0.5%
TXU Corp. 8.125% PRIDES	200,000	9,200
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,037)		9,201
Convertible Bonds - 1.3%
		Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
WMS Industries, Inc. 2.75% 7/15/10 (e)		$ 7,500	$ 9,403
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (e)		2,500	2,125
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.5%
Terayon Communication Systems, Inc. 5% 8/1/07		10,000	8,975
Electronic Equipment & Instruments - 0.1%
Richardson Electronics Ltd.:
7.25% 12/15/06		404	404
8.25% 6/15/06		1,968	1,968
			2,372
Internet Software & Services - 0.1%
iBasis, Inc. 6.75% 6/15/09		2,000	2,000
TOTAL INFORMATION TECHNOLOGY			13,347
TOTAL CONVERTIBLE BONDS (Cost $19,762)			24,875
Money Market Funds - 7.4%
		Shares
Fidelity Cash Central Fund, 1.53% (b)		6,586,635	6,587
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	137,017,615		137,018
TOTAL MONEY MARKET FUNDS (Cost $143,605)			143,605
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $1,866,378)			2,067,369
NET OTHER ASSETS - (7.3)%			(140,974)
NET ASSETS - 100%			$ 1,926,395
Security Type Abbreviations
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,528,000 or 0.6% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 41
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Actuate Corp.	$ 12,521	$ -	$ -	$ -	$ 12,442
Big Dog Holdings, Inc.	3,892	-	-	-	6,320
Carmike Cinemas, Inc.	-	27,187	-	60	28,366
Hall Kinion & Associates, Inc.	2,917	793	-	-	-
Hi/fn, Inc.	9,918	3,218	-	-	9,288
Interwoven, Inc.	8,660	22,321	-	-	17,184
MapInfo Corp.	-	15,607	-	-	12,425
Maxwell Shoe Co., Inc. Class A	23,208	-	29,458	-	-
Performance Technologies, Inc.	16,500	-	-	-	7,326
Selectica, Inc.	6,812	3,041	-	-	7,838
Take-Two Interactive Software, Inc.	73,800	12,561	-	-	86,872
TB Wood's Corp.	2,041	-	-	71	1,573
Terayon Communication Systems, Inc.	42,557	-	-	-	11,600
THQ, Inc.	39,581	1,526	-	-	48,614
U.S. Concrete, Inc.	5,258	9,376	-	-	14,081
Vignette Corp.	43,589	3,390	-	-	24,647
WMS Industries, Inc.	61,445	-	-	-	46,509
Total	$ 352,699	$ 99,020	$ 29,458	$ 131	$ 335,085
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,863,681,000. Net unrealized appreciation aggregated $203,688,000, of which $490,686,000 related to appreciated investment securities and $286,998,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

SO-QTLY-1004

1.805748.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.5%
Auto Components - 2.4%
American Axle & Manufacturing Holdings, Inc.	758,900	$ 25,719
ArvinMeritor, Inc.	123,500	2,359
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	206,000	1,716
Lear Corp.	110,000	5,927
TRW Automotive Holdings Corp.	549,600	10,701
		46,422
Automobiles - 2.4%
Ford Motor Co.	1,000,000	14,110
Nissan Motor Co. Ltd.	3,000,000	32,734
		46,844
Hotels, Restaurants & Leisure - 6.9%
AFC Enterprises, Inc. (a)	800,000	15,312
Ameristar Casinos, Inc.	300,000	8,169
Domino's Pizza, Inc.	628,100	8,950
Isle of Capri Casinos, Inc. (a)	169,200	3,090
Jack in the Box, Inc. (a)	1,806,050	51,003
Mikohn Gaming Corp. (a)	125,000	569
WMS Industries, Inc. (a)(d)	2,301,300	46,509
		133,602
Household Durables - 8.8%
Beazer Homes USA, Inc.	526,063	51,370
Centex Corp.	200,000	9,154
D.R. Horton, Inc.	683,991	21,163
Lennar Corp.:
Class A	649,400	29,743
Class B	64,940	2,757
M/I Homes, Inc.	443,200	17,307
Maytag Corp.	1,140,000	23,062
Whirlpool Corp.	230,000	14,062
		168,618
Media - 1.5%
Carmike Cinemas, Inc. (d)	834,300	28,366
Specialty Retail - 2.2%
American Eagle Outfitters, Inc. (a)	277,400	9,237
Big Dog Holdings, Inc. (a)(d)	1,024,100	6,320
Borders Group, Inc.	940,000	22,466
Weight Watchers International, Inc. (a)	100,000	3,904
		41,927
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 2.3%
Jones Apparel Group, Inc.	1,222,900	$ 43,645
TOTAL CONSUMER DISCRETIONARY		509,424
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.2%
Koninklijke Ahold NV sponsored ADR	600,000	3,768
Safeway, Inc. (a)	990,000	19,998
		23,766
Food Products - 0.4%
Fresh Del Monte Produce, Inc.	300,000	7,776
TOTAL CONSUMER STAPLES		31,542
FINANCIALS - 13.2%
Insurance - 11.8%
ACE Ltd.	1,250,000	48,188
Allstate Corp.	390,000	18,412
AMBAC Financial Group, Inc.	100,000	7,550
American Equity Investment Life Holding Co.	1,482,200	13,562
AmerUs Group Co.	150,000	5,979
Assurant, Inc.	35,900	953
Axis Capital Holdings Ltd.	500,000	11,935
Endurance Specialty Holdings Ltd.	691,100	22,488
Everest Re Group Ltd.	60,700	4,259
Infinity Property & Casualty Corp.	200,000	5,484
MetLife, Inc.	720,000	26,820
Montpelier Re Holdings Ltd.	201,400	6,946
Safety Insurance Group, Inc.	200,000	4,280
Scottish Re Group Ltd.	46,900	996
St. Paul Travelers Companies, Inc.	450,736	15,636
United National Group Ltd. Class A	374,200	5,800
W.R. Berkley Corp.	700,000	28,266
		227,554
Real Estate - 0.1%
Levitt Corp. Class A	95,000	2,138
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.3%
Sovereign Bancorp, Inc.	1,138,200	$ 24,881
TOTAL FINANCIALS		254,573
HEALTH CARE - 2.0%
Health Care Equipment & Supplies - 0.8%
Sola International, Inc. (a)	811,200	15,656
Health Care Providers & Services - 0.4%
HealthSouth Corp. (a)	1,500,000	8,160
Pharmaceuticals - 0.8%
King Pharmaceuticals, Inc. (a)	260,000	3,240
Pain Therapeutics, Inc. (a)	1,050,000	7,350
Par Pharmaceutical Companies, Inc. (a)	100,000	4,104
		14,694
TOTAL HEALTH CARE		38,510
INDUSTRIALS - 11.4%
Building Products - 1.7%
NCI Building Systems, Inc. (a)	51,800	1,589
York International Corp.	962,100	31,326
		32,915
Commercial Services & Supplies - 2.8%
Central Parking Corp.	600,000	9,750
Hudson Highland Group, Inc. (a)	104,285	2,867
Kforce, Inc. (a)	412,335	2,709
Monster Worldwide, Inc. (a)	1,256,409	25,417
Vedior NV (Certificaten Van Aandelen)	915,000	12,479
		53,222
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV	400,000	11,856
Granite Construction, Inc.	450,000	10,260
		22,116
Electrical Equipment - 0.5%
Color Kinetics, Inc.	680,000	7,072
TB Wood's Corp. (d)	261,300	1,573
		8,645
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.6%
Tyco International Ltd.	990,500	$ 31,022
Machinery - 3.7%
Bucyrus International, Inc. Class A	9,100	241
Columbus McKinnon Corp. (a)	221,900	1,942
EnPro Industries, Inc. (a)	10,000	210
Milacron, Inc. (a)	300,580	1,022
Navistar International Corp. (a)	840,200	30,062
SPX Corp.	400,000	14,596
Timken Co.	1,000,000	23,250
		71,323
TOTAL INDUSTRIALS		219,243
INFORMATION TECHNOLOGY - 38.4%
Communications Equipment - 6.7%
3Com Corp. (a)	500,000	2,255
ADC Telecommunications, Inc. (a)	6,267,400	13,412
AudioCodes Ltd. (a)	820,000	9,291
Belden CDT, Inc. (a)	998,385	19,998
Endwave Corp. (a)	400,000	5,480
Enterasys Networks, Inc. (a)	2,552,000	4,594
Marconi Corp. PLC (a)	1,000,000	10,436
Netopia, Inc. (a)	400,000	1,018
NMS Communications Corp. (a)	1,329,421	6,381
Performance Technologies, Inc. (a)(d)	1,223,100	7,326
Powerwave Technologies, Inc. (a)	802,700	4,856
Telefonaktiebolaget LM Ericsson ADR (a)	1,180,000	31,907
Terayon Communication Systems, Inc. (a)(d)	7,116,500	11,600
Turnstone Systems, Inc.	1,142,100	11
Zhone Technologies, Inc. (a)	9,000	29
		128,594
Computers & Peripherals - 5.0%
EMC Corp. (a)	3,762,530	40,522
PalmOne, Inc. (a)	1,740,000	56,811
		97,333
Electronic Equipment & Instruments - 0.8%
AVX Corp.	490,000	5,674
Cherokee International Corp.	120,500	912
RadiSys Corp. (a)	100,000	1,160
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Richardson Electronics Ltd.	238,000	$ 1,983
Solectron Corp. (a)	1,100,000	5,676
		15,405
Internet Software & Services - 5.4%
Ariba, Inc. (a)	650,000	4,836
Art Technology Group, Inc. (a)	2,050,000	1,970
Google, Inc. Class A	87,800	8,995
iBasis, Inc. (a)	160,000	333
Interwoven, Inc. (a)(d)	2,264,075	17,184
Kana Software, Inc. (a)	1,096,300	1,699
Keynote Systems, Inc. (a)	872,451	11,743
Plumtree Software, Inc. (a)	1,400,000	4,704
Primus Knowledge Solutions, Inc. (a)	668,500	749
Retek, Inc. (a)	1,354,200	5,105
Selectica, Inc. (a)(d)	2,068,200	7,838
SonicWALL, Inc. (a)	2,600,000	14,040
Vignette Corp. (a)(d)	20,369,800	24,647
		103,843
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc. (a)	2,990,000	34,176
Agere Systems, Inc. Class A (a)	3,225,000	3,902
Applied Micro Circuits Corp. (a)	2,800,000	9,380
ASM International NV (Nasdaq) (a)	300,000	4,128
ASML Holding NV (NY Shares) (a)	800,000	10,352
Atmel Corp. (a)	3,520,100	12,285
Chartered Semiconductor Manufacturing Ltd. ADR (a)	300,000	1,890
Conexant Systems, Inc. (a)	2,719,800	4,053
Freescale Semiconductor, Inc. Class A	393,400	5,468
Hi/fn, Inc. (a)(d)	1,200,000	9,288
Integrated Device Technology, Inc. (a)	240,700	2,578
Mattson Technology, Inc. (a)	695,900	5,191
Mindspeed Technologies, Inc. (a)	199,999	606
MIPS Technologies, Inc. (a)	1,256,873	6,410
Omnivision Technologies, Inc. (a)	160,300	1,672
Pericom Semiconductor Corp. (a)	300,000	2,958
Samsung Electronics Co. Ltd.	20,500	8,029
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,423,014	18,294
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Transwitch Corp. (a)	2,688,400	$ 3,710
United Microelectronics Corp. sponsored ADR (a)	2,401,661	9,126
		153,496
Software - 12.5%
Activision, Inc. (a)	272,500	3,921
Actuate Corp. (a)(d)	3,975,000	12,442
Aspen Technology, Inc. (a)	1,476,100	8,547
Atari, Inc. (a)	2,000,000	2,940
BindView Development Corp. (a)	1,500,000	4,725
Concord Communications, Inc. (a)	400,000	3,464
i2 Technologies, Inc. (a)	20,261,000	14,791
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
MapInfo Corp. (a)(d)	1,290,192	12,425
PalmSource, Inc. (a)	174,441	3,927
RADWARE Ltd. (a)	400,000	7,500
Siebel Systems, Inc. (a)	1,500,000	11,415
Synopsys, Inc. (a)	324,200	5,174
Take-Two Interactive Software, Inc. (a)(d)	2,652,600	86,872
THQ, Inc. (a)(d)	2,560,000	48,614
Ulticom, Inc. (a)	1,503,000	14,369
		241,126
TOTAL INFORMATION TECHNOLOGY		739,797
MATERIALS - 4.5%
Chemicals - 1.8%
Eastman Chemical Co.	600,000	27,918
FMC Corp. (a)	50,000	2,312
Millennium Chemicals, Inc. (a)	180,900	3,374
		33,604
Construction Materials - 1.9%
Eagle Materials, Inc.	56,932	3,695
Eagle Materials, Inc. Class B	14,901	936
Texas Industries, Inc.	410,600	17,984
U.S. Concrete, Inc. (a)(d)	2,315,898	14,081
		36,696
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Anchor Glass Container Corp.	310,200	$ 2,587
Owens-Illinois, Inc. (a)	210,600	3,380
		5,967
Metals & Mining - 0.5%
POSCO sponsored ADR	100,000	3,618
Steel Dynamics, Inc.	189,900	5,955
		9,573
TOTAL MATERIALS		85,840
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Covad Communications Group, Inc. (a)	1,157,505	1,690
Teleglobe International Holdings Ltd. (a)	30,000	85
		1,775
Wireless Telecommunication Services - 0.2%
Telesystem International Wireless, Inc. (a)	500,000	4,684
TOTAL TELECOMMUNICATION SERVICES		6,459
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Sierra Pacific Resources (a)	500,000	4,300
TOTAL COMMON STOCKS (Cost $1,692,974)		1,889,688
Convertible Preferred Stocks - 0.5%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	2,400	1
UTILITIES - 0.5%
Electric Utilities - 0.5%
TXU Corp. 8.125% PRIDES	200,000	9,200
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,037)		9,201
Convertible Bonds - 1.3%
		Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
WMS Industries, Inc. 2.75% 7/15/10 (e)		$ 7,500	$ 9,403
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (e)		2,500	2,125
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.5%
Terayon Communication Systems, Inc. 5% 8/1/07		10,000	8,975
Electronic Equipment & Instruments - 0.1%
Richardson Electronics Ltd.:
7.25% 12/15/06		404	404
8.25% 6/15/06		1,968	1,968
			2,372
Internet Software & Services - 0.1%
iBasis, Inc. 6.75% 6/15/09		2,000	2,000
TOTAL INFORMATION TECHNOLOGY			13,347
TOTAL CONVERTIBLE BONDS (Cost $19,762)			24,875
Money Market Funds - 7.4%
		Shares
Fidelity Cash Central Fund, 1.53% (b)		6,586,635	6,587
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	137,017,615		137,018
TOTAL MONEY MARKET FUNDS (Cost $143,605)			143,605
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $1,866,378)			2,067,369
NET OTHER ASSETS - (7.3)%			(140,974)
NET ASSETS - 100%			$ 1,926,395
Security Type Abbreviations
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,528,000 or 0.6% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 41
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Actuate Corp.	$ 12,521	$ -	$ -	$ -	$ 12,442
Big Dog Holdings, Inc.	3,892	-	-	-	6,320
Carmike Cinemas, Inc.	-	27,187	-	60	28,366
Hall Kinion & Associates, Inc.	2,917	793	-	-	-
Hi/fn, Inc.	9,918	3,218	-	-	9,288
Interwoven, Inc.	8,660	22,321	-	-	17,184
MapInfo Corp.	-	15,607	-	-	12,425
Maxwell Shoe Co., Inc. Class A	23,208	-	29,458	-	-
Performance Technologies, Inc.	16,500	-	-	-	7,326
Selectica, Inc.	6,812	3,041	-	-	7,838
Take-Two Interactive Software, Inc.	73,800	12,561	-	-	86,872
TB Wood's Corp.	2,041	-	-	71	1,573
Terayon Communication Systems, Inc.	42,557	-	-	-	11,600
THQ, Inc.	39,581	1,526	-	-	48,614
U.S. Concrete, Inc.	5,258	9,376	-	-	14,081
Vignette Corp.	43,589	3,390	-	-	24,647
WMS Industries, Inc.	61,445	-	-	-	46,509
Total	$ 352,699	$ 99,020	$ 29,458	$ 131	$ 335,085
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,863,681,000. Net unrealized appreciation aggregated $203,688,000, of which $490,686,000 related to appreciated investment securities and $286,998,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Asset
Allocation Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

AAL-QTLY-1004

1.805770.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.0%
Automobiles - 0.2%
Fiat Spa (a)	12,400	$ 88,815
Toyota Motor Corp.	3,600	142,542
		231,357
Hotels, Restaurants & Leisure - 1.1%
Applebee's International, Inc.	25,650	617,396
McDonald's Corp.	20,700	559,314
Rank Group PLC	8,100	41,899
Red Robin Gourmet Burgers, Inc. (a)	8,400	293,748
		1,512,357
Household Durables - 7.6%
D.R. Horton, Inc.	65,950	2,040,493
Harman International Industries, Inc.	3,700	357,753
Hovnanian Enterprises, Inc. Class A (a)	24,600	846,732
KB Home	30,500	2,097,485
LG Electronics, Inc.	3,930	187,712
Pulte Homes, Inc.	14,200	837,090
Ryland Group, Inc.	23,100	2,036,265
Techtronic Industries Co. Ltd.	82,000	129,308
Toll Brothers, Inc. (a)	35,680	1,583,835
		10,116,673
Media - 5.5%
Clear Channel Communications, Inc.	106,697	3,575,416
News Corp. Ltd. ADR	5,900	184,375
NRJ Group	5,000	99,547
NTL, Inc. (a)	32,758	1,779,087
Radio One, Inc.:
Class A (a)	33,170	519,741
Class D (non-vtg.) (a)	29,287	456,877
SKY Perfect Communications, Inc.	3	3,350
Taylor Nelson Sofres PLC	24,400	88,394
Tv Asahi Corp.	88	172,383
Walt Disney Co.	18,700	419,815
		7,298,985
Multiline Retail - 1.1%
Barneys, Inc. warrants 4/1/08 (a)	30	1,800
Kohl's Corp. (a)	11,900	588,812
Nordstrom, Inc.	10,700	397,291
Target Corp.	10,200	454,716
		1,442,619
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.2%
Home Depot, Inc.	42,700	$ 1,561,112
Textiles Apparel & Luxury Goods - 0.3%
Adidas-Salomon AG	1,650	212,232
The Swatch Group AG (Reg.)	6,424	163,801
		376,033
TOTAL CONSUMER DISCRETIONARY		22,539,136
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Pernod-Ricard	1,600	197,949
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.	33,270	1,752,331
Food Products - 0.1%
Barry Callebaut AG	410	76,061
People's Food Holdings Ltd.	78,000	48,796
		124,857
Household Products - 0.2%
Colgate-Palmolive Co.	4,800	259,200
TOTAL CONSUMER STAPLES		2,334,337
ENERGY - 2.7%
Energy Equipment & Services - 1.6%
BJ Services Co.	6,600	317,130
Noble Corp. (a)	8,800	353,936
Pride International, Inc. (a)	14,600	268,056
Smith International, Inc. (a)	13,300	757,834
Weatherford International Ltd. (a)	8,270	383,232
		2,080,188
Oil & Gas - 1.1%
Canadian Natural Resources Ltd.	7,100	230,979
EnCana Corp.	6,000	245,237
Royal Dutch Petroleum Co. (Hague Registry)	2,300	116,587
Total SA Series B	960	188,141
Valero Energy Corp.	10,500	693,315
		1,474,259
TOTAL ENERGY		3,554,447
Common Stocks - continued
	Shares	Value
FINANCIALS - 11.3%
Capital Markets - 1.3%
Collins Stewart Tullett PLC	17,900	$ 114,530
E*TRADE Financial Corp. (a)	10,500	123,690
JAFCO Co. Ltd.	1,500	91,171
Julius Baer Holding AG (Bearer)	530	142,463
Lehman Brothers Holdings, Inc.	11,000	812,790
Man Group PLC	5,500	131,148
UBS AG (Reg.)	3,576	241,344
		1,657,136
Commercial Banks - 2.9%
Bank of America Corp.	51,400	2,311,972
M&T Bank Corp.	1,000	94,980
Societe Generale Series A	1,600	136,772
Sumitomo Mitsui Financial Group, Inc.	19	114,962
UFJ Holdings, Inc. (a)	53	265,861
Wachovia Corp.	18,000	844,380
		3,768,927
Consumer Finance - 0.8%
MBNA Corp.	44,800	1,081,472
Diversified Financial Services - 1.2%
CIT Group, Inc.	19,800	707,652
Citigroup, Inc.	19,586	912,316
		1,619,968
Insurance - 4.1%
AFLAC, Inc.	41,560	1,666,556
American International Group, Inc.	52,367	3,730,625
		5,397,181
Thrifts & Mortgage Finance - 1.0%
Golden West Financial Corp., Delaware	12,500	1,352,875
TOTAL FINANCIALS		14,877,559
HEALTH CARE - 12.8%
Biotechnology - 0.4%
Actelion Ltd. (Reg.) (a)	2,579	240,238
Angiotech Pharmaceuticals, Inc. (a)	3,400	58,426
CSL Ltd.	8,555	155,765
QIAGEN NV (a)	6,600	59,004
QLT, Inc. (a)	2,200	34,135
		547,568
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.8%
Cyberonics, Inc. (a)	8,300	$ 142,096
Fisher Scientific International, Inc. (a)	5,712	325,413
Medtronic, Inc.	16,300	810,925
Smith & Nephew PLC	14,800	134,532
St. Jude Medical, Inc. (a)	6,300	423,675
Waters Corp. (a)	12,200	528,382
		2,365,023
Health Care Providers & Services - 6.7%
HealthSouth Corp. (a)	546,820	2,974,701
UnitedHealth Group, Inc.	89,700	5,931,861
		8,906,562
Pharmaceuticals - 3.9%
Johnson & Johnson	57,000	3,311,700
Novartis AG (Reg.)	5,200	241,540
Novo Nordisk AS Series B	2,300	122,749
Pfizer, Inc.	23,732	775,324
Roche Holding AG (participation certificate)	3,093	299,716
Schering-Plough Corp.	15,100	278,746
Shire Pharmaceuticals Group PLC	16,000	138,240
		5,168,015
TOTAL HEALTH CARE		16,987,168
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	38,600	1,388,828
Lockheed Martin Corp.	6,100	328,058
Northrop Grumman Corp.	9,000	464,850
The Boeing Co.	13,500	704,970
		2,886,706
Building Products - 0.3%
Jacuzzi Brands, Inc. (a)	45,100	392,370
Commercial Services & Supplies - 1.6%
Adecco SA	4,219	197,280
Asset Acceptance Capital Corp.	42,700	748,531
Capita Group PLC	9,600	54,849
Career Education Corp. (a)	20,800	641,472
Cendant Corp.	18,500	400,155
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
GFK AG	360	$ 9,386
United Rentals, Inc. (a)	8,900	130,741
		2,182,414
Construction & Engineering - 0.4%
Fluor Corp.	6,400	273,600
Granite Construction, Inc.	10,200	232,560
		506,160
Electrical Equipment - 0.1%
ABB Ltd. (Switzerland) (Reg.) (a)	15,623	88,429
Furukawa Electric Co. Ltd. (a)	15,000	60,827
		149,256
Industrial Conglomerates - 1.9%
General Electric Co.	27,970	917,136
Tyco International Ltd.	48,882	1,530,984
		2,448,120
Machinery - 0.0%
FKI PLC	18,500	40,346
Road & Rail - 0.5%
Canadian National Railway Co.	13,675	624,872
TOTAL INDUSTRIALS		9,230,244
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	26,500	606,585
Computers & Peripherals - 0.9%
Dell, Inc. (a)	33,700	1,174,108
Electronic Equipment & Instruments - 0.0%
Yageo Corp. (a)	121,000	50,498
Internet Software & Services - 0.8%
EarthLink, Inc. (a)	70,400	704,704
Yahoo!, Inc. (a)	14,500	413,395
		1,118,099
IT Services - 3.3%
Affiliated Computer Services, Inc. Class A (a)	43,000	2,336,190
First Data Corp.	48,500	2,049,125
		4,385,315
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	5,400	$ 187,488
ASM International NV (Netherlands) (a)	8,700	118,653
ASML Holding NV (NY Shares) (a)	12,800	165,632
Intel Corp.	64,400	1,371,076
KLA-Tencor Corp. (a)	20,700	773,352
National Semiconductor Corp. (a)	13,300	177,289
Texas Instruments, Inc.	12,800	250,112
Tokyo Electron Ltd.	2,000	102,888
United Microelectronics Corp. (a)	284,040	193,521
		3,340,011
Software - 1.6%
Amdocs Ltd. (a)	23,900	480,390
Dassault Systemes SA	3,400	146,107
Microsoft Corp.	52,360	1,429,428
Temenos Group AG (a)	3,645	27,336
		2,083,261
TOTAL INFORMATION TECHNOLOGY		12,757,877
MATERIALS - 2.6%
Chemicals - 1.1%
Dow Chemical Co.	9,400	402,414
IMC Global, Inc. (a)	36,800	586,592
Monsanto Co.	12,400	453,840
		1,442,846
Construction Materials - 0.1%
HeidelbergCement AG	2,075	91,442
Metals & Mining - 1.1%
Alcan, Inc.	4,200	182,767
Massey Energy Co.	12,300	338,496
Nucor Corp.	9,300	728,097
Peabody Energy Corp.	2,600	138,632
Phelps Dodge Corp.	1,800	146,808
		1,534,800
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.3%
Aracruz Celulose SA sponsored ADR	7,400	$ 257,594
Votorantim Celulose e Papel SA sponsored ADR	2,900	101,877
		359,471
TOTAL MATERIALS		3,428,559
TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 0.3%
China Telecom Corp. Ltd. (H Shares)	448,000	144,390
Deutsche Telekom AG (Reg.) (a)	10,500	184,065
Versatel Telecom International NV (a)	48,000	88,843
		417,298
Wireless Telecommunication Services - 7.2%
Crown Castle International Corp. (a)	18,200	260,442
KDDI Corp.	56	269,632
Nextel Communications, Inc. Class A (a)	294,500	6,829,442
SpectraSite, Inc. (a)	36,900	1,658,286
Vodafone Group PLC	186,700	427,543
		9,445,345
TOTAL TELECOMMUNICATION SERVICES		9,862,643
TOTAL COMMON STOCKS (Cost $90,018,727)		95,571,970
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Granite Broadcasting Corp. 12.75% pay-in-kind (a)	60	30,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $39,300)		30,000
Nonconvertible Bonds - 9.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.0%
Delco Remy International, Inc. 9.375% 4/15/12	$ 40,000	$ 40,000
Stoneridge, Inc. 11.5% 5/1/12	25,000	29,063
		69,063
Hotels, Restaurants & Leisure - 0.5%
Chumash Casino & Resort Enterprise 9% 7/15/10 (d)	60,000	66,300
Friendly Ice Cream Corp. 8.375% 6/15/12	35,000	33,425
Host Marriott LP 7.125% 11/1/13	70,000	71,050
Mandalay Resort Group:
9.375% 2/15/10	10,000	11,300
10.25% 8/1/07	40,000	45,200
Mohegan Tribal Gaming Authority 6.375% 7/15/09	40,000	40,900
MTR Gaming Group, Inc. 9.75% 4/1/10	30,000	32,700
NCL Corp. Ltd. 10.625% 7/15/14 (d)	60,000	61,650
Royal Caribbean Cruises Ltd. 6.875% 12/1/13	45,000	46,688
Seneca Gaming Corp. 7.25% 5/1/12 (d)	30,000	30,450
Six Flags, Inc. 8.875% 2/1/10	65,000	60,125
Speedway Motorsports, Inc.:
6.75% 6/1/13	40,000	41,400
6.75% 6/1/13 (d)	10,000	10,350
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	35,000	37,800
Town Sports International Holdings, Inc. 0% 2/1/14 (c)(d)	20,000	9,400
Town Sports International, Inc. 9.625% 4/15/11	65,000	65,163
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	30,000	34,350
		698,251
Household Durables - 0.4%
Beazer Homes USA, Inc. 6.5% 11/15/13	40,000	39,400
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	50,000	55,500
KB Home 7.75% 2/1/10	110,000	116,600
Sealy Mattress Co. 8.25% 6/15/14 (d)	35,000	36,225
Standard Pacific Corp. 6.875% 5/15/11	25,000	25,875
Technical Olympic USA, Inc.:
7.5% 3/15/11	40,000	39,400
10.375% 7/1/12	10,000	10,950
WCI Communities, Inc. 7.875% 10/1/13	55,000	57,475
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
William Lyon Homes, Inc.:
7.5% 2/15/14	$ 30,000	$ 29,700
10.75% 4/1/13	70,000	80,150
		491,275
Media - 0.7%
AMC Entertainment, Inc.:
8% 3/1/14 (d)	40,000	37,400
9.5% 2/1/11	43,000	43,860
Cablevision Systems Corp.:
5.66% 4/1/09 (d)(f)	100,000	102,000
8% 4/15/12 (d)	40,000	40,900
Cinemark, Inc. 0% 3/15/14 (c)	80,000	55,200
Corus Entertainment, Inc. 8.75% 3/1/12	40,000	43,700
CSC Holdings, Inc. 7.25% 7/15/08	25,000	26,000
EchoStar DBS Corp. 5.75% 10/1/08	70,000	70,266
Granite Broadcasting Corp. 9.75% 12/1/10	30,000	28,200
Gray Television, Inc. 9.25% 12/15/11	65,000	72,475
Innova S. de R.L. 9.375% 9/19/13	40,000	43,600
LBI Media, Inc. 10.125% 7/15/12	40,000	44,400
PanAmSat Corp. 9% 8/15/14 (d)	80,000	83,000
PEI Holdings, Inc. 11% 3/15/10	24,000	27,840
Sinclair Broadcast Group, Inc. 8% 3/15/12	45,000	46,463
The Reader's Digest Association, Inc. 6.5% 3/1/11	65,000	65,163
XM Satellite Radio, Inc. 7.1938% 5/1/09 (f)	40,000	40,700
		871,167
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08	30,000	31,200
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 9% 6/15/12	45,000	46,800
J. Crew Intermediate LLC 0% 5/15/08 (c)	34,608	30,628
Nebraska Book Co., Inc. 8.625% 3/15/12	50,000	49,625
Sonic Automotive, Inc. 8.625% 8/15/13	60,000	62,850
Toys 'R' US, Inc. 7.875% 4/15/13	30,000	29,325
United Rentals North America, Inc.:
6.5% 2/15/12	35,000	33,075
7% 2/15/14	10,000	8,750
7.75% 11/15/13	120,000	111,600
		372,653
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.0%
Samsonite Corp. 8.875% 6/1/11 (d)	$ 35,000	$ 35,963
TOTAL CONSUMER DISCRETIONARY		2,569,572
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (d)	20,000	20,575
8.5% 8/1/14 (d)	30,000	30,150
Rite Aid Corp.:
6% 12/15/05 (d)	65,000	65,325
9.5% 2/15/11	15,000	16,463
Stater Brothers Holdings, Inc.:
5.06% 6/15/10 (d)(f)	40,000	40,800
8.125% 6/15/12 (d)	30,000	31,200
		204,513
Food Products - 0.2%
Del Monte Corp. 9.25% 5/15/11	60,000	65,475
Dole Food Co., Inc. 7.25% 6/15/10	40,000	39,500
Smithfield Foods, Inc.:
7.625% 2/15/08	30,000	31,950
8% 10/15/09	10,000	10,925
Swift & Co. 10.125% 10/1/09	40,000	44,100
United Agriculture Products, Inc. 8.25% 12/15/11 (d)	20,000	21,400
		213,350
TOTAL CONSUMER STAPLES		417,863
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Hanover Compressor Co.:
0% 3/31/07	55,000	44,825
8.625% 12/15/10	20,000	21,300
SESI LLC 8.875% 5/15/11	30,000	32,400
		98,525
Oil & Gas - 0.4%
Belden & Blake Corp. 8.75% 7/15/12 (d)	25,000	25,750
El Paso Production Holding Co. 7.75% 6/1/13	15,000	14,588
General Maritime Corp. 10% 3/15/13	20,000	22,250
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil & Gas - continued
Overseas Shipholding Group, Inc. 8.25% 3/15/13	$ 90,000	$ 98,100
Range Resources Corp.:
7.375% 7/15/13	30,000	31,050
7.375% 7/15/13 (d)	30,000	30,900
Ship Finance International Ltd. 8.5% 12/15/13	175,000	171,500
Teekay Shipping Corp. 8.875% 7/15/11	70,000	78,400
The Coastal Corp.:
6.375% 2/1/09	25,000	23,250
6.5% 6/1/08	15,000	14,306
7.5% 8/15/06	10,000	10,200
7.75% 6/15/10	100,000	96,125
		616,419
TOTAL ENERGY		714,944
FINANCIALS - 1.1%
Capital Markets - 0.1%
Bank of New York Co., Inc. 4.25% 9/4/12 (f)	10,000	10,127
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	65,000	69,794
		79,921
Diversified Financial Services - 0.7%
Ahold Finance USA, Inc.:
6.25% 5/1/09	35,000	35,569
8.25% 7/15/10	85,000	93,713
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (d)	30,000	30,000
Deutsche Telekom International Finance BV 8.75% 6/15/30	50,000	64,093
FIMEP SA 10.5% 2/15/13	10,000	11,600
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	60,000	67,800
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	50,000	54,750
Ispat Inland ULC 9.75% 4/1/14 (d)	75,000	79,875
Jostens Holding Corp. 0% 12/1/13 (c)	50,000	33,500
Leucadia National Corp. 7% 8/15/13	40,000	39,700
Midland Funding Corp. II 11.75% 7/23/05	22,370	23,908
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	50,000	52,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	$ 10,000	$ 10,900
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	15,000	15,038
Qwest Capital Funding, Inc.:
7% 8/3/09	40,000	34,800
7.25% 2/15/11	60,000	51,450
7.75% 8/15/06	40,000	40,000
Sensus Metering Systems, Inc. 8.625% 12/15/13 (d)	50,000	49,250
Stone Container Finance Co. 7.375% 7/15/14 (d)	30,000	31,200
U.S. West Capital Funding, Inc. 6.375% 7/15/08	35,000	29,969
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	40,000	46,601
Western Financial Bank 9.625% 5/15/12	95,000	104,500
		1,000,216
Insurance - 0.1%
Crum & Forster Holdings Corp. 10.375% 6/15/13	65,000	70,850
UnumProvident Corp.:
6.75% 12/15/28	15,000	13,500
7.375% 6/15/32	15,000	14,250
7.625% 3/1/11	30,000	31,650
		130,250
Real Estate - 0.2%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (d)	50,000	51,875
EOP Operating LP 7.75% 11/15/07	25,000	28,037
La Quinta Properties, Inc. 7% 8/15/12 (d)	35,000	36,138
Omega Healthcare Investors, Inc. 7% 4/1/14 (d)	40,000	39,300
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	42,600
8.625% 1/15/12	50,000	55,500
		253,450
TOTAL FINANCIALS		1,463,837
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc.:
6.75% 8/15/14 (d)	20,000	20,600
8% 9/1/13	40,000	44,400
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Fisher Scientific International, Inc.: - continued
8.125% 5/1/12	$ 15,000	$ 16,650
PerkinElmer, Inc. 8.875% 1/15/13	70,000	77,700
		159,350
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	10,000	10,250
Concentra Operating Corp.:
9.125% 6/1/12 (d)	10,000	10,738
9.5% 8/15/10	30,000	32,550
Genesis HealthCare Corp. 8% 10/15/13	75,000	79,875
Mariner Health Care, Inc. 8.25% 12/15/13 (d)	60,000	63,900
PacifiCare Health Systems, Inc. 10.75% 6/1/09	22,000	25,575
Psychiatric Solutions, Inc. 10.625% 6/15/13	25,000	28,125
Tenet Healthcare Corp.:
6.375% 12/1/11	55,000	48,675
6.5% 6/1/12	15,000	13,238
7.375% 2/1/13	70,000	65,100
		378,026
Pharmaceuticals - 0.1%
Biovail Corp. yankee 7.875% 4/1/10	70,000	70,525
TOTAL HEALTH CARE		607,901
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08	80,000	78,400
9.5% 11/1/08	45,000	45,788
Bombardier, Inc. 6.3% 5/1/14 (d)	60,000	50,952
Orbital Sciences Corp. 9% 7/15/11	25,000	27,750
Primus International, Inc. 10.5% 4/15/09 (d)	40,000	40,400
		243,290
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	85,000	74,375
6.977% 11/23/22	7,666	6,631
7.324% 4/15/11	20,000	16,000
7.377% 5/23/19	71,842	42,387
7.379% 5/23/16	60,776	35,858
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.8% 4/1/08	$ 25,000	$ 21,375
8.608% 10/1/12	15,000	12,825
AMR Corp. 9% 8/1/12	70,000	46,900
Continental Airlines, Inc. 7.875% 7/2/18	49,975	46,727
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,744	5,963
6.795% 2/2/20	18,628	14,809
6.9% 7/2/18	37,970	29,237
6.954% 2/2/11	7,076	5,236
7.73% 9/15/12	11,701	8,542
7.82% 4/15/15	15,724	11,793
8.307% 10/2/19	13,491	10,793
8.321% 11/1/06	5,000	4,650
Delta Air Lines, Inc. 7.9% 12/15/09	45,000	14,400
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	5,000	2,000
7.779% 1/2/12	25,045	9,517
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	20,255	15,799
7.67% 1/2/15	51,031	41,845
		477,662
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	55,000	60,638
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	30,000	28,800
6.375% 4/15/11	50,000	49,500
9.25% 9/1/12	25,000	28,000
Browning-Ferris Industries, Inc. 6.375% 1/15/08	30,000	30,450
		136,750
Construction & Engineering - 0.1%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	60,000	65,400
Machinery - 0.3%
Dresser, Inc. 9.375% 4/15/11	100,000	107,500
Dunlop Standard Aerospace Holdings PLC:
11.875% 5/15/09 (d)	56,000	59,360
yankee 11.875% 5/15/09	79,000	83,740
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Machinery - continued
Invensys PLC 9.875% 3/15/11 (d)	$ 145,000	$ 148,988
Navistar International Corp. 7.5% 6/15/11	20,000	20,950
SPX Corp. 7.5% 1/1/13	35,000	36,575
		457,113
Marine - 0.0%
OMI Corp. 7.625% 12/1/13	45,000	45,900
Road & Rail - 0.1%
Kansas City Southern Railway Co. 7.5% 6/15/09	60,000	60,300
TFM SA de CV yankee:
10.25% 6/15/07	5,000	5,150
11.75% 6/15/09	30,000	30,225
		95,675
TOTAL INDUSTRIALS		1,582,428
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 5.5% 11/15/08	60,000	57,450
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	50,000	52,000
Flextronics International Ltd. 6.5% 5/15/13	55,000	54,725
		106,725
IT Services - 0.0%
Iron Mountain, Inc. 8.625% 4/1/13	15,000	16,200
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	55,000	58,025
9.75% 1/15/09	25,000	29,000
		87,025
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 7.125% 3/15/11	10,000	8,300
Freescale Semiconductor, Inc.:
4.38% 7/15/09 (d)(f)	40,000	40,800
6.875% 7/15/11 (d)	60,000	61,200
Viasystems, Inc. 10.5% 1/15/11	30,000	29,100
		139,400
TOTAL INFORMATION TECHNOLOGY		406,800
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 1.8%
Chemicals - 0.7%
Berry Plastics Corp. 10.75% 7/15/12	$ 45,000	$ 50,288
Borden US Finance Corp./Nova Scotia Finance ULC:
1.4816% 7/15/10 (d)(f)	40,000	40,600
9% 7/15/14 (d)	40,000	41,800
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	35,000	36,838
10.125% 9/1/08	45,000	49,838
10.625% 5/1/11	105,000	118,125
HMP Equity Holdings Corp. 0% 5/15/08	65,000	38,350
Huntsman ICI Chemicals LLC 10.125% 7/1/09	60,000	61,800
Huntsman ICI Holdings LLC 0% 12/31/09	50,000	25,250
Huntsman LLC:
8.8% 7/15/11 (d)(f)	70,000	71,050
11.5% 7/15/12 (d)	40,000	40,200
Lyondell Chemical Co.:
9.5% 12/15/08	75,000	80,438
9.625% 5/1/07	40,000	42,600
9.875% 5/1/07	40,000	42,000
10.875% 5/1/09	95,000	100,225
Millennium America, Inc.:
9.25% 6/15/08	40,000	43,700
9.25% 6/15/08 (d)	20,000	21,850
Pliant Corp.:
0% 6/15/09 (c)	50,000	44,125
11.125% 9/1/09	35,000	37,800
		986,877
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	80,000	91,200
Containers & Packaging - 0.2%
Anchor Glass Container Corp. 11% 2/15/13	40,000	45,600
BWAY Corp. 10% 10/15/10	40,000	42,500
Crown European Holdings SA:
9.5% 3/1/11	5,000	5,588
10.875% 3/1/13	55,000	64,350
Graphic Packaging International, Inc. 8.5% 8/15/11	30,000	33,150
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	20,000	21,050
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.:
7.35% 5/15/08	$ 40,000	$ 41,200
7.5% 5/15/10	30,000	30,450
		283,888
Metals & Mining - 0.3%
AK Steel Corp.:
7.75% 6/15/12	25,000	23,375
7.875% 2/15/09	35,000	33,688
Allegheny Technologies, Inc. 8.375% 12/15/11	100,000	103,000
CSN Islands VII Corp. 10.75% 9/12/08 (d)	50,000	54,938
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	15,000	15,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	20,000	19,100
10.125% 2/1/10	60,000	67,500
International Steel Group, Inc. 6.5% 4/15/14 (d)	35,000	33,600
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (d)	50,000	50,250
		400,451
Paper & Forest Products - 0.5%
Abitibi-Consolidated, Inc.:
5.02% 6/15/11 (d)(f)	40,000	40,750
7.75% 6/15/11 (d)	40,000	41,150
Bowater, Inc. 4.52% 3/15/10 (f)	50,000	50,500
Buckeye Technologies, Inc. 8.5% 10/1/13	45,000	47,475
Georgia-Pacific Corp.:
8% 1/15/14	70,000	79,625
9.5% 12/1/11	55,000	67,375
Norske Skog Canada Ltd.:
7.375% 3/1/14	30,000	30,600
8.625% 6/15/11	70,000	75,600
Stone Container Corp. 9.75% 2/1/11	45,000	50,625
Tembec Industries, Inc.:
7.75% 3/15/12	40,000	40,400
8.5% 2/1/11	65,000	68,413
yankee 8.625% 6/30/09	50,000	52,500
		645,013
TOTAL MATERIALS		2,407,429
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Alaska Communications Systems Holdings, Inc. 9.375% 5/15/09	$ 20,000	$ 19,350
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	72,000	73,080
Empresa Brasileira de Telecomm SA 11% 12/15/08	70,000	76,825
Eschelon Operating Co. 8.375% 3/15/10	35,000	28,000
GCI, Inc. 7.25% 2/15/14	70,000	66,938
NTL Cable PLC:
6.61% 10/15/12 (d)(f)	40,000	40,800
8.75% 4/15/14 (d)	15,000	15,600
Qwest Communications International, Inc. 7.25% 2/15/11 (d)	45,000	41,625
Qwest Corp.:
7.875% 9/1/11 (d)	15,000	15,225
9.125% 3/15/12 (d)	50,000	53,625
Qwest Services Corp.:
14% 12/15/10 (d)(f)	25,000	28,938
14.5% 12/15/14 (d)(f)	22,000	26,125
Telenet Group Holding NV 0% 6/15/14 (c)(d)	90,000	61,650
U.S. West Communications 7.5% 6/15/23	50,000	43,375
		591,156
Wireless Telecommunication Services - 0.3%
American Cellular Corp. 10% 8/1/11	30,000	24,750
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (d)	20,000	18,550
Millicom International Cellular SA 10% 12/1/13 (d)	80,000	79,200
Nextel Communications, Inc. 6.875% 10/31/13	115,000	116,150
Rogers Wireless, Inc.:
6.375% 3/1/14	30,000	28,688
9.625% 5/1/11	110,000	125,538
		392,876
TOTAL TELECOMMUNICATION SERVICES		984,032
UTILITIES - 0.6%
Electric Utilities - 0.1%
AES Gener SA 7.5% 3/25/14 (d)	45,000	45,225
Sierra Pacific Power Co. 6.25% 4/15/12 (d)	20,000	19,900
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
TECO Energy, Inc.:
7% 5/1/12	$ 30,000	$ 30,900
7.2% 5/1/11	60,000	62,850
		158,875
Gas Utilities - 0.1%
Sonat, Inc.:
6.625% 2/1/08	65,000	62,563
6.75% 10/1/07	35,000	34,081
		96,644
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
7.75% 3/1/14	40,000	40,400
8.375% 8/15/07	25,000	25,063
8.5% 11/1/07	55,000	56,306
8.75% 6/15/08	70,000	75,600
8.875% 2/15/11	67,000	73,700
9.375% 9/15/10	11,000	12,320
9.5% 6/1/09	9,000	10,058
CMS Energy Corp.:
7.5% 1/15/09	20,000	20,875
7.75% 8/1/10 (d)	30,000	31,650
8.5% 4/15/11	25,000	27,188
9.875% 10/15/07	50,000	55,313
NRG Energy, Inc. 8% 12/15/13 (d)	75,000	78,750
Sierra Pacific Resources 8.625% 3/15/14 (d)	50,000	52,750
		559,973
TOTAL UTILITIES		815,492
TOTAL NONCONVERTIBLE BONDS (Cost $11,592,630)		11,970,298
U.S. Government and Government Agency Obligations - 6.4%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
2.15% 4/13/06	75,000	74,663
3.25% 8/15/08	1,035,000	1,029,539
3.25% 2/15/09	128,000	126,344
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.625% 11/15/30	$ 550,000	$ 639,542
Freddie Mac:
2.7% 3/16/07	800,000	797,190
5.25% 11/5/12	75,000	76,458
5.875% 3/21/11	50,000	54,333
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,798,069
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	205,310	209,881
4.25% 1/15/10	253,667	294,720
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		504,601
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bills, yield at date of purchase 1.25% to 1.44% 9/9/04 to 11/18/04 (e)	350,000	349,387
U.S. Treasury Bonds:
7.875% 2/15/21	1,690,000	2,278,595
11.75% 2/15/10	645,000	673,773
U.S. Treasury Notes 6.5% 2/15/10	1,610,000	1,852,820
TOTAL U.S. TREASURY OBLIGATIONS		5,154,575
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,350,960)		8,457,245
Asset-Backed Securities - 0.2%

Amortizing Residential Collateral Trust Series 2002-BC6 Class A2, 1.965% 8/25/32 (f)	25,210	25,246
Argent Securities, Inc. Series 2003-W3 Class M2, 3.415% 9/25/33 (f)	25,000	25,704
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 2.045% 5/25/33 (f)	25,250	25,298
First USA Secured Note Trust Series 2001-3 Class C, 2.65% 11/19/08 (d)(f)	15,000	15,105
Asset-Backed Securities - continued
	Principal Amount	Value
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 2.85% 9/15/09 (f)	$ 120,000	$ 121,258
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	16,593	16,443
TOTAL ASSET-BACKED SECURITIES (Cost $227,176)		229,054
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-G Class XA1, 1% 1/25/29 (h)	71,508	1,159
Series 2003-H Class XA1, 1% 1/25/29 (d)(h)	63,103	1,001
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (d)(h)	278,440	2,937
TOTAL PRIVATE SPONSOR		5,097
U.S. Government Agency - 0.0%
Freddie Mac Multi-class participation certificates guaranteed sequential pay Series 2750 Class ZT, 5% 2/15/34	5,126	4,390
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,983)		9,487
Fixed-Income Funds - 0.9%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $1,217,893)	12,232	1,217,696
Money Market Funds - 15.7%

Fidelity Cash Central Fund, 1.53% (b)(i) (Cost $20,706,599)	20,706,599	20,706,599
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.58%, dated 8/31/04 due 9/1/04) (Cost $31,000)	$ 31,001	$ 31,000
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $132,193,268)		138,223,349
NET OTHER ASSETS - (4.5)%		(5,990,275)
NET ASSETS - 100%		$ 132,233,074
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 S&P 500 Index Contracts	Sept. 2004	$ 4,140,375	$ (107,903)
The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,864,102 or 2.2% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $349,387.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $133,341,025. Net unrealized appreciation aggregated $4,882,324, of which $11,915,270 related to appreciated investment securities and $7,032,946 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2004

GO-QTLY-1004

1.805740.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.5%
Automobiles - 0.4%
Harley-Davidson, Inc.	307,800	$ 18,782
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	352,200	16,127
Hilton Hotels Corp.	1,539,830	27,486
McDonald's Corp.	704,800	19,044
Royal Caribbean Cruises Ltd.	176,500	7,289
Starwood Hotels & Resorts Worldwide, Inc. unit	483,900	21,388
		91,334
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	351,800	13,418
Media - 8.9%
Clear Channel Communications, Inc.	484,400	16,232
Comcast Corp. Class A (special) (a)	387,492	10,753
Fox Entertainment Group, Inc. Class A (a)	1,795,500	48,730
Lamar Advertising Co. Class A (a)	396,500	17,323
McGraw-Hill Companies, Inc.	264,300	20,015
Meredith Corp.	308,200	15,435
News Corp. Ltd. ADR	2,286,800	71,463
Omnicom Group, Inc.	572,300	39,380
The DIRECTV Group, Inc. (a)	571,700	9,073
Time Warner, Inc. (a)	2,684,800	43,896
Univision Communications, Inc. Class A (a)	2,014,100	66,465
Viacom, Inc. Class B (non-vtg.)	1,844,115	61,427
Walt Disney Co.	1,187,400	26,657
		446,849
Multiline Retail - 0.9%
Kohl's Corp. (a)	264,000	13,063
Nordstrom, Inc.	705,000	26,177
Target Corp.	176,000	7,846
		47,086
Specialty Retail - 2.3%
Best Buy Co., Inc.	352,200	16,384
Home Depot, Inc.	1,261,650	46,126
Lowe's Companies, Inc.	50,000	2,485
Staples, Inc.	1,722,600	49,404
		114,399
Textiles Apparel & Luxury Goods - 0.9%
Coach, Inc. (a)	220,000	9,273
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
NIKE, Inc. Class B	176,100	$ 13,262
Polo Ralph Lauren Corp. Class A	483,000	17,644
Warnaco Group, Inc. (a)	396,200	7,979
		48,158
TOTAL CONSUMER DISCRETIONARY		780,026
CONSUMER STAPLES - 11.5%
Beverages - 1.7%
PepsiCo, Inc.	837,100	41,855
The Coca-Cola Co.	1,004,800	44,925
		86,780
Food & Staples Retailing - 3.1%
Albertsons, Inc.	528,300	12,986
CVS Corp.	528,400	21,136
Safeway, Inc. (a)	308,400	6,230
Wal-Mart Stores, Inc.	2,213,500	116,585
		156,937
Food Products - 2.7%
Archer-Daniels-Midland Co.	1,056,000	16,864
Bunge Ltd.	572,800	22,849
Dean Foods Co. (a)	923,900	34,249
Hershey Foods Corp.	791,600	38,218
Kellogg Co.	176,200	7,397
The J.M. Smucker Co.	311,816	14,337
		133,914
Household Products - 1.2%
Clorox Co.	396,200	20,935
Colgate-Palmolive Co.	529,500	28,593
Procter & Gamble Co.	197,800	11,071
		60,599
Personal Products - 2.5%
Avon Products, Inc.	230,160	10,168
Gillette Co.	2,698,900	114,703
		124,871
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc.	352,480	$ 17,254
TOTAL CONSUMER STAPLES		580,355
ENERGY - 5.1%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	485,400	19,091
Halliburton Co.	176,100	5,137
Schlumberger Ltd. (NY Shares)	834,900	51,597
		75,825
Oil & Gas - 3.6%
BP PLC sponsored ADR	996,356	53,504
Exxon Mobil Corp.	2,778,400	128,084
		181,588
TOTAL ENERGY		257,413
FINANCIALS - 18.3%
Capital Markets - 4.5%
E*TRADE Financial Corp. (a)	2,377,500	28,007
Goldman Sachs Group, Inc.	571,700	51,253
Lehman Brothers Holdings, Inc.	351,800	25,995
Merrill Lynch & Co., Inc.	1,451,100	74,108
Morgan Stanley	926,300	46,991
		226,354
Commercial Banks - 3.8%
Bank of America Corp.	3,352,000	150,773
Wachovia Corp.	175,900	8,251
Wells Fargo & Co.	572,300	33,623
		192,647
Consumer Finance - 2.1%
American Express Co.	2,102,700	105,177
Diversified Financial Services - 3.8%
Citigroup, Inc.	4,051,493	188,721
Insurance - 3.5%
ACE Ltd.	351,800	13,562
AFLAC, Inc.	264,300	10,598
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	2,000,728	$ 142,532
MetLife, Inc.	308,300	11,484
		178,176
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	399,342	29,731
TOTAL FINANCIALS		920,806
HEALTH CARE - 14.5%
Biotechnology - 1.2%
Celgene Corp. (a)	222,100	12,604
Genentech, Inc. (a)	527,700	25,741
Genzyme Corp. - General Division (a)	264,000	14,256
OSI Pharmaceuticals, Inc. (a)	160,400	9,558
		62,159
Health Care Equipment & Supplies - 4.2%
Alcon, Inc.	571,800	42,794
Bausch & Lomb, Inc.	396,400	26,143
Becton, Dickinson & Co.	545,300	26,240
Boston Scientific Corp. (a)	264,300	9,443
C.R. Bard, Inc.	352,400	19,770
Dade Behring Holdings, Inc. (a)	352,500	18,531
Guidant Corp.	263,900	15,781
Medtronic, Inc.	627,300	31,208
St. Jude Medical, Inc. (a)	317,350	21,342
		211,252
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	791,900	52,368
WebMD Corp. (a)	984,800	7,169
		59,537
Pharmaceuticals - 7.9%
Abbott Laboratories	704,370	29,365
Eli Lilly & Co.	264,200	16,763
Johnson & Johnson	1,117,000	64,898
Merck & Co., Inc.	1,189,400	53,487
Novartis AG sponsored ADR	176,000	8,175
Pfizer, Inc.	4,536,668	148,213
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	1,453,500	$ 26,832
Wyeth	1,379,500	50,448
		398,181
TOTAL HEALTH CARE		731,129
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	1,451,900	52,239
Lockheed Martin Corp.	264,200	14,209
Northrop Grumman Corp.	396,200	20,464
The Boeing Co.	835,900	43,651
		130,563
Air Freight & Logistics - 2.0%
FedEx Corp.	704,600	57,770
United Parcel Service, Inc. Class B	616,500	45,035
		102,805
Airlines - 0.4%
Southwest Airlines Co.	1,363,300	20,204
Commercial Services & Supplies - 0.2%
Manpower, Inc.	88,000	3,716
Monster Worldwide, Inc. (a)	374,300	7,572
		11,288
Construction & Engineering - 0.4%
Fluor Corp.	440,500	18,831
Industrial Conglomerates - 5.6%
3M Co.	668,900	55,091
General Electric Co.	5,189,650	170,169
Tyco International Ltd.	1,894,500	59,336
		284,596
Machinery - 0.7%
Caterpillar, Inc.	88,300	6,419
Danaher Corp.	106,000	5,451
Deere & Co.	352,400	22,296
		34,166
TOTAL INDUSTRIALS		602,453
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	4,756,700	$ 89,236
Juniper Networks, Inc. (a)	2,550,400	58,379
Motorola, Inc.	2,418,500	39,059
QUALCOMM, Inc.	1,055,800	40,173
		226,847
Computers & Peripherals - 3.3%
Dell, Inc. (a)	1,301,500	45,344
Diebold, Inc.	660,900	32,311
EMC Corp. (a)	1,409,300	15,178
International Business Machines Corp.	308,300	26,110
Network Appliance, Inc. (a)	2,421,900	48,608
		167,551
Internet Software & Services - 1.1%
Yahoo!, Inc. (a)	1,982,700	56,527
IT Services - 0.3%
Paychex, Inc.	535,334	15,883
Office Electronics - 0.3%
Xerox Corp. (a)	1,099,900	14,772
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	723,700	25,127
Intel Corp.	2,785,790	59,309
KLA-Tencor Corp. (a)	120,800	4,513
National Semiconductor Corp. (a)	2,385,000	31,792
Teradyne, Inc. (a)	308,300	3,968
Texas Instruments, Inc.	835,800	16,332
Xilinx, Inc.	685,200	18,795
		159,836
Software - 4.6%
Microsoft Corp.	5,882,480	160,592
Oracle Corp. (a)	923,500	9,207
Red Hat, Inc. (a)	383,464	4,701
Symantec Corp. (a)	835,917	40,091
VERITAS Software Corp. (a)	1,113,600	18,619
		233,210
TOTAL INFORMATION TECHNOLOGY		874,626
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.6%
Chemicals - 2.2%
Dow Chemical Co.	1,252,800	$ 53,632
International Flavors & Fragrances, Inc.	132,100	5,090
Monsanto Co.	308,400	11,287
Praxair, Inc.	1,056,700	42,881
		112,890
Metals & Mining - 0.1%
Alcoa, Inc.	175,700	5,689
Paper & Forest Products - 0.3%
International Paper Co.	352,400	14,103
TOTAL MATERIALS		132,682
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
BellSouth Corp.	263,000	7,038
SBC Communications, Inc.	2,002,040	51,633
Verizon Communications, Inc.	1,589,200	62,376
		121,047
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	308,400	7,152
SpectraSite, Inc. (a)	309,100	13,891
		21,043
TOTAL TELECOMMUNICATION SERVICES		142,090
TOTAL COMMON STOCKS (Cost $4,761,807)		5,021,580
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.53% (b)	36,330,377	$ 36,330
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	23,420,550	23,421
TOTAL MONEY MARKET FUNDS (Cost $59,751)		59,751
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $4,821,558)		5,081,331
NET OTHER ASSETS - (0.7)%		(35,392)
NET ASSETS - 100%		$ 5,045,939
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $4,873,241,000. Net unrealized appreciation aggregated $208,090,000, of which $631,375,000 related to appreciated investment securities and $423,285,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004